BERGER FUNDS

SEMI-ANNUAL REPORT

  [PHOTO]

  March 31, 1999

  BERGER NEW GENERATION FUND
  BERGER SELECT FUND
  BERGER SMALL COMPANY GROWTH FUND
  BERGER SMALL CAP VALUE FUND
  BERGER MID CAP GROWTH FUND
  BERGER MID CAP VALUE FUND
  BERGER 100 FUND
  BERGER/BIAM INTERNATIONAL FUND
  BERGER GROWTH AND INCOME FUND
  BERGER BALANCED FUND

  The Berger Funds are presenting a combined semi-annual report which includes the Berger New Generation Fund, Berger Select Fund, Berger Small Company Growth Fund, Berger Small Cap Value Fund, Berger Mid Cap Growth Fund, Berger Mid Cap Value Fund, Berger 100 Fund, Berger BIAM/International Fund, Berger Growth and Income Fund, and Berger Balanced Fund. This report reflects the financial position of each Fund at March 31, 1999 and the results of their operations and changes in their net assets for the periods indicated, in a single document.

  2                      A Message to Our Shareholders                 Contents

                         THE BERGER FUNDS

  4                      Berger New Generation Fund

  11                     Berger Select Fund

  16                     Berger Small Company Growth Fund

  23                     Berger Small Cap Value Fund~Investor
                         Shares/Institutional Shares

  29                     Berger Mid Cap Growth Fund

  35                     Berger Mid Cap Value Fund

  42                     Berger 100 Fund

  48                     Berger/BIAM International Fund

  52                     Berger Growth and Income Fund

  58                     Berger Balanced Fund

  64                     BERGER FUNDS NOTES TO FINANCIAL STATEMENTS

  69 BERGER/BIAM INTERNATIONAL PORTFOLIO (TO BE READ IN CONJUNCTION WITH THE BERGER/BIAM INTERNATIONAL FUND)

  74                     BERGER/BIAM INTERNATIONAL PORTFOLIO NOTES TO FINANCIAL
                         STATEMENTS

  77                     FINANCIAL HIGHLIGHTS


[LOGO]   To obtain a prospectus for any of the Berger Funds, which contains more complete information, including management fees, charges and expenses, call
(800) 551-5849. Please read it carefully before you invest. Berger Distributors, Inc. ~ Distributor www.bergerfunds.com

DEAR FELLOW SHAREHOLDERS

A Message to Our Shareholders


     During the first six months of the 1999 fiscal year, most of the Berger Funds produced performance which was competitive within their respective investment objective categories. I direct you to the individual fund commentary included in this report for additional details.

     We continued to be disappointed with the performance of the Berger 100 Fund. Therefore, the Board of Directors/Trustees of the Funds and Berger Associates, Inc. have instituted some management changes of which you should be advised.

     First, I recently assumed responsibility of the operations of the Berger Funds. My related background is that I worked for nearly twelve years as an officer of the Janus Funds, most recently serving as Executive Vice President. I joined Berger Funds in February of this year and am excited about the potential our Funds offer to investors.

     Second, effective May 10, 1999, John Jares and Tino Sellito became the co-managers of the Berger 100 Fund. John joined Berger in 1997. He was the lead manager for the Berger Balanced Fund for the one year period ended March 31, 1999, during which time our Fund achieved a #9 ranking out of 416 balanced funds by Lipper, Inc., placing it in the top 3% in its category.(1) Tino joined Berger in 1998 as an analyst and became portfolio manager of the Berger Growth and Income Fund in November. Under Tino's management, our Fund earned a 4-star overall Morningstar Rating-TM- among 2,947 domestic equity funds for the one year period ended March 31, 1999.(2)

     The only way we can thank you for your patience as an investor in the 100 Fund is to return the Fund to a consistent top quartile performer in its category. John and Tino are committed to achieving just that. We know that we must meet your expectations and satisfy your investment needs to keep you as a customer.

     Also, effective May 10, the Berger Select Fund is now using a team approach to investing. This team is comprised of John and Tino, along with managers Amy Selner (Berger Small Company Growth and Berger Mid Cap Growth Funds) and Mark Sunderhuse (Berger New Generation Fund). Each team member will co-manage the Fund's portfolio, looking to create an exciting mix of companies across all growth categories for our investors.


           2     Semi-Annual Report March 31, 1999     Berger Funds

Lastly, in April of this year, we introduced a Low Minimum Investment Plan for Berger investors. This Plan makes it easier and more affordable to invest with us. It offers investors an alternative to the regular $2,000 minimum initial investment. You can open an account with as little as $100 so long as you make a commitment to automatic monthly investments totaling $100 or more.(3) It is available for any type of account opened in any Fund including Roth and Traditional IRA's and gifts to minors.

We appreciate your business and desire to earn your trust and confidence in all of our Funds. The changes described above are intended to help us to help you achieve your investment goals.

Sincerely,


/s/ Jack R. Thompson

JACK R. THOMPSON
PRESIDENT

This material must be preceded or accompanied by a prospectus, which includes more complete information including risks, fees and expenses. Please read it carefully before you invest. Berger Distributors, Inc. - Distributor (5/99)

1. Source: Lipper, Inc. Rankings are based on total return, including reinvestment of dividends and capital gains for the stated period. Past performance does not guarantee future results.

2. Source: Morningstar, Inc. Morningstar ratings are calculated from the Fund's 3-, 5- and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The Growth and Income Fund received 4, 3 and 4 stars among 2,947, 1,810 and 743 domestic equity funds for the 3-, 5- and 10-years periods, respectively. Morningstar proprietary ratings reflect historical risk-adjusted performance as of March 31, 1999. The ratings are subject to change every month. The top 10% of the funds in a category receive 5 stars, the next 22.5% receive 4 stars and the next 35% receive 3 stars. Past performance does not guarantee future results.

3. Periodic investment plans do not assure a profit or protect against a loss in declining markets. They involve continuous investments regardless of fluctuating price levels. Investors should consider their financial ability to continue investing through periods of low prices.




           Berger Funds     March 31, 1999 Semi-Annual Report     3

[PHOTO]

BERGER NEW GENERATION FUND
--------------------------------------------------------------------------------
- Ticker Symbol  BENGX
--------------------------------------------------------------------------------
- Fund Number    344
--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S COMMENTARY Mark S. Sunderhuse
--------------------------------------------------------------------------------

PERFORMANCE
The six-month period, October 1, 1998 through March 31, 1999, proved to be a favorable one for the Berger New Generation Fund (the "Fund"). Fund performance benefited from two factors: low interest rates and a high degree of optimism created by the combination of strong corporate earnings, full employment and the absence of wage and inflation pressure. As a result, our Fund delivered an outstanding 49.05%(1) gain for this period, which significantly outpaced the 27.32% gain for the Standard & Poor's (S&P) 500 Index(2) and the 10.00% return for the Russell 2000 Index.(3)

The market remained narrow and overpriced in certain areas. Investors continued to be willing to pay a premium for earnings visibility. Small and low end mid cap stocks were still having a hard time attracting investor attention.

PERIOD IN REVIEW
Our Fund had outstanding returns from stocks in virtually every sector we owned this period. One of our best-performing sectors was technology. A significant portion of Fund assets are in the technology sector. Our Fund enjoyed significant returns from holdings such as Dycom (2.6% of total Fund assets), AT&T - Liberty Media (3.1% of assets) and At Home (3.9% of assets). We believe these represent some of America's best technology companies.

Two industry groups that underperformed this period were staffing service stocks, including IT outsourcing, and selected medical software stocks. Both experienced problems related to Y2K issues -- many companies are not adding software at this time because their Y2K testing is close to or already complete. New software would mean additional testing and approvals. This has created long-term value opportunities in these groups, and we will monitor their investment merits closely.

We continue to focus on leading-edge, small and low-end mid cap stocks that have certain characteristics. These characteristics include a high degree of earnings reliability, operating in a business sector with good prospects for continued growth and the ability, in our opinion, to retain and grow their market share and become a sizeable company. We seek these stocks in all sectors of the economy.

LOOKING AHEAD
Over the next quarter, we expect the U.S. market to be calm. But we will keep a close eye on interest rates, wage pressure and the fallout from real or perceived effects of Y2K, any of which could be problematic for the market. In the second half of the calendar year, we believe the market will slow as pressure comes to bear on corporate earnings of selected companies. This could lead to a summer market downturn, similar to the one that occurred in 1998.

We intend to be nimble and opportunistic in the event of a market correction. We would look to broaden the reach of our Fund. For example, we would expect to take advantage of what could be a trend for crude oil and natural gas demand created by higher prices and selectively add to our portfolio in such areas as oil and gas exploration and oil service stocks. We will expand our reach into Internet companies involved in areas such as retailing and infrastructure only when we see viable business models with management that can see their plan through. We also believe the market may broaden beyond the current few favored large cap companies. This would be a welcome development for many investors.

1. Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2. The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.

3. The Russell 2000 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 2000 U.S. companies. It is a generally recognized indicator used to measure overall performance of small company stocks. One cannot invest directly in an index.


           4     Semi-Annual Report March 31, 1999     Berger Funds

BERGER NEW GENERATION FUND

--------------------------------------------------------------------------------
PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF BERGER NEW GENERATION FUND VS.
S&P 500 INDEX AND COST OF LIVING INDEX

[GRAPH]

               Berger New           S&P 500                Cost of
             Generation Fund         Index              Living Index
3/29/1996       $10,000              $10,000                $10,000
9/30/1996       $11,820              $10,826                $10,135
3/31/1997       $ 9,643              $12,043                $10,276
9/30/1997       $15,547              $15,199                $10,353
3/31/1998       $16,286              $17,810                $10,417
9/30/1998       $13,371              $16,570                $10,507
3/31/1999       $19,931              $21,041                $10,597

BERGER NEW GENERATION FUND*
AVERAGE ANNUAL TOTAL RETURN

As of March 31, 1999
-------------------------
1 Year         22.38%
-------------------------
Life of Fund   25.75%
-------------------------
(3/29/96)

*Performance figures are historical and do not represent future results. Investment returns and principal value will vary, and you may have a loss when you sell shares.


           Berger Funds     March 31, 1999 Semi-Annual Report     5

BERGER NEW GENERATION FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


COMMON STOCK (99.01%)                                             March 31, 1999
--------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                        MARKET
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

AUTO/TRUCK-ORIGINAL EQUIPMENT (0.51%)
     100,000       OEA, Inc.                                          $  825,000
--------------------------------------------------------------------------------

BUILDING - HEAVY CONSTRUCTION (2.64%)
      97,500       Dycom Industries, Inc.*                             4,241,250
--------------------------------------------------------------------------------

CHEMICALS - SPECIALTY (2.22%)
     145,000       ChiRex, Inc.*                                       3,552,500
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - ADVERTISING (2.42%)
      60,000       TMP Worldwide, Inc.*                                3,888,750
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - MISCELLANEOUS (3.89%)
      47,500       Diamond Technology Partners, Inc.*                  1,095,468
--------------------------------------------------------------------------------
      45,500       Forrester Research, Inc.*                           1,382,062
--------------------------------------------------------------------------------
      25,000       Paychex, Inc.                                       1,185,937
--------------------------------------------------------------------------------
      65,000       Profit Recovery Group International, Inc.*          2,567,500
--------------------------------------------------------------------------------
                                                                       6,230,967
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - STAFFING (0.96%)
      75,000       AHL Services, Inc.*                                 1,537,500
--------------------------------------------------------------------------------

COMPUTER - LOCAL NETWORKS (1.46%)
      28,000       Ascend Communications, Inc.*                        2,343,250
--------------------------------------------------------------------------------

COMPUTER - MANUFACTURERS (2.34%)
      30,000       Sun Microsystems, Inc.*                             3,748,125
--------------------------------------------------------------------------------

COMPUTER - MEMORY DEVICES (1.59%)
      20,000       EMC Corp.*                                          2,555,000
--------------------------------------------------------------------------------

COMPUTER - SERVICES (3.38%)
      33,400       Acxiom Corp.*                                         885,100
--------------------------------------------------------------------------------
     130,000       Ciber, Inc.*                                        2,494,375
--------------------------------------------------------------------------------
     160,000       Tier Technologies, Inc. Class B*                    1,390,000
--------------------------------------------------------------------------------
      30,000       Whittman-Hart, Inc.*                                  645,000
--------------------------------------------------------------------------------
                                                                       5,414,475
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - EDUCATIONAL/ENTERTAINMENT (0.75%)
     105,000       CBT Group Public Limited Company ADR*               1,200,937
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - ENTERPRISE (8.32%)
      75,000       Citrix Systems, Inc.*                               2,859,375
--------------------------------------------------------------------------------
     100,000       J.D. Edwards & Company*                             1,193,750
--------------------------------------------------------------------------------
      40,000       Keane, Inc.*                                          852,500
--------------------------------------------------------------------------------
      25,000       Legato Systems*                                     1,290,625
--------------------------------------------------------------------------------
      13,200       NEON Systems, Inc.*                                   726,000
--------------------------------------------------------------------------------
      65,100       New Era of Networks, Inc.*                          4,410,525
--------------------------------------------------------------------------------
      25,000       VERITAS Software Corp.*                             2,018,750
--------------------------------------------------------------------------------
                                                                      13,351,525
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - INTERNET (2.02%)
      19,800       Allaire Corp.*                                     $1,346,400
--------------------------------------------------------------------------------
     110,000       Spyglass, Inc.*                                       990,000
--------------------------------------------------------------------------------
       4,400       Vignette Corp.*                                       331,100
--------------------------------------------------------------------------------
      11,600       WebTrends Corp.*                                      564,050
--------------------------------------------------------------------------------
                                                                       3,231,550
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - NETWORK (0.96%)
      30,000       Check Point Software Technologies Ltd.*             1,290,000
--------------------------------------------------------------------------------
       7,500       Entrust Technologies, Inc.*                           253,125
--------------------------------------------------------------------------------
                                                                       1,543,125
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - SECURITY (0.83%)
      55,000       Axent Technologies, Inc.*                           1,323,437
--------------------------------------------------------------------------------

ELECTRONIC - LASER SYSTEMS/COMPONENTS (0.83%)
      14,500       Cymer, Inc.*                                          288,187
--------------------------------------------------------------------------------
      27,300       Laser Vision Centers, Inc.*                         1,040,812
--------------------------------------------------------------------------------
                                                                       1,328,999
--------------------------------------------------------------------------------

ELECTRONIC - MISCELLANEOUS COMPONENTS (1.51%)
     192,900       Applied Science and Technology, Inc.*               2,423,306
--------------------------------------------------------------------------------

ELECTRONIC PRODUCTS - MISCELLANEOUS (0.44%)
      25,000       Powerwave Technologies, Inc.*                         709,375
--------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR EQUIPMENT (3.95%)
      40,000       Applied Materials, Inc.*                            2,467,500
--------------------------------------------------------------------------------
     100,000       Conexant Systems, Inc.*                             2,768,750
--------------------------------------------------------------------------------
      20,000       Novellus Systems, Inc.*                             1,102,500
--------------------------------------------------------------------------------
                                                                       6,338,750
--------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR MANUFACTURING (5.33%)
      72,000       Applied Micro Circuits Corp.*                       3,078,000
--------------------------------------------------------------------------------
      46,500       Galileo Technology Ltd.*                            1,360,125
--------------------------------------------------------------------------------
      35,700       Helix Technology Corp.                                548,887
--------------------------------------------------------------------------------
      49,000       Rambus, Inc.*                                       3,154,375
--------------------------------------------------------------------------------
      25,000       Zoran Corp.*                                          409,375
--------------------------------------------------------------------------------
                                                                       8,550,762
--------------------------------------------------------------------------------

ENERGY - ALTERNATE SOURCES (0.93%)
     145,000       KTI, Inc.*                                          1,495,312
--------------------------------------------------------------------------------

FINANCE - INVESTMENT BANKERS (1.25%)
      30,000       Knight/Trimark Group, Inc.*                         2,010,000
--------------------------------------------------------------------------------


           6     Semi-Annual Report March 31, 1999     Berger Funds

BERGER NEW GENERATION FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


COMMON STOCK (99.01%) CONTINUED                                   March 31, 1999
--------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                        MARKET
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
INTERNET - ISP/CONTENT (7.46%)
      20,000       America Online, Inc.*                              $2,920,000
--------------------------------------------------------------------------------
      40,200       At Home Corp.*                                      6,331,500
--------------------------------------------------------------------------------
       7,400       Critical Path, Inc.*                                  569,800
--------------------------------------------------------------------------------
      20,000       Earthlink Network, Inc.*                            1,200,000
--------------------------------------------------------------------------------
       6,700       MiningCo.com, Inc.*                                   599,650
--------------------------------------------------------------------------------
       2,000       Yahoo, Inc.*                                          336,750
--------------------------------------------------------------------------------
                                                                      11,957,700
--------------------------------------------------------------------------------

INTERNET - NETWORK SECURITY/SOLUTIONS (4.33%)
      75,000       Concentric Network Corp.*                           5,606,250
--------------------------------------------------------------------------------
      10,000       Exodus Communication, Inc.*                         1,345,000
--------------------------------------------------------------------------------
                                                                       6,951,250
--------------------------------------------------------------------------------

MEDIA - CABLE TV (1.17%)
      25,000       Gemstar International Group Ltd.*                   1,881,250
--------------------------------------------------------------------------------

MEDIA - RADIO/TV (4.53%)
      94,822       AT&T Corp. - Liberty Media Group*                   4,990,007
--------------------------------------------------------------------------------
      30,000       Jacor Communications, Inc.*                         2,280,000
--------------------------------------------------------------------------------
                                                                       7,270,007
--------------------------------------------------------------------------------

MEDICAL - BIOMED/GENETICS (1.02%)
      35,000       Abgenix, Inc.*                                        529,375
--------------------------------------------------------------------------------
      30,000       Centocor, Inc.*                                     1,110,000
--------------------------------------------------------------------------------
                                                                       1,639,375
--------------------------------------------------------------------------------

MEDICAL - ETHICAL DRUGS (0.48%)
      70,500       Catalytica, Inc.*                                     775,500
--------------------------------------------------------------------------------

MEDICAL - GENERIC DRUGS (2.69%)
      25,000       Mylan Laboratories, Inc.                              685,937
--------------------------------------------------------------------------------
      82,100       Watson Pharmaceuticals, Inc.*                       3,622,662
--------------------------------------------------------------------------------
                                                                       4,308,599
--------------------------------------------------------------------------------

MEDICAL - HOSPITALS (1.10%)
      37,000       Province Healthcare Co.*                              684,500
--------------------------------------------------------------------------------
      25,000       Universal Health Services, Inc.*                    1,081,250
--------------------------------------------------------------------------------
                                                                       1,765,750
--------------------------------------------------------------------------------

MEDICAL - INSTRUMENTS (2.33%)
      75,000       Ventana Medical Systems, Inc. *                     1,678,125
--------------------------------------------------------------------------------
      52,500       Xomed Surgical Products, Inc.*                      2,060,625
--------------------------------------------------------------------------------
                                                                       3,738,750
--------------------------------------------------------------------------------

MEDICAL - MEDICAL/DENTAL SERVICES (0.84%)
      53,600       Albany Molecular Research, Inc.*                    1,340,000
--------------------------------------------------------------------------------

MEDICAL - PRODUCTS (0.34%)
      10,000       Teradyne, Inc.*                                       545,625
--------------------------------------------------------------------------------

MEDICAL - WHOLESALE DRUG/SUNDRIES (1.43%)
     115,000       Bergen Brunswig Corp. Class A                      $2,300,000
--------------------------------------------------------------------------------

OFFICE EQUIPMENT - EQUIPMENT & AUTOMATION (0.87%)
     104,200       Mail-Well, Inc.*                                    1,393,675
--------------------------------------------------------------------------------

OIL & GAS - DRILLING (0.21%)
      40,000       Pride International, Inc.*                            330,000
--------------------------------------------------------------------------------

OIL & GAS - FIELD SERVICES (1.70%)
      43,300       BJ Services Co.*                                    1,014,843
--------------------------------------------------------------------------------
      22,200       Halliburton Co.                                       854,700
--------------------------------------------------------------------------------
      60,000       Veritas DGC, Inc.*                                    851,250
--------------------------------------------------------------------------------
                                                                       2,720,793
--------------------------------------------------------------------------------

OIL & GAS - PRODUCTION/PIPELINE (0.34%)
      71,700       Western Gas Resources, Inc.                           537,750
--------------------------------------------------------------------------------

OIL & GAS - U.S. EXPLORATION & PRODUCTION (3.57%)
      55,000       Anadarko Petroleum Corp.                            2,076,250
--------------------------------------------------------------------------------
      89,100       Evergreen Resources, Inc.*                          1,782,000
--------------------------------------------------------------------------------
     207,500       Vintage Petroleum, Inc.                             1,867,500
--------------------------------------------------------------------------------
                                                                       5,725,750
--------------------------------------------------------------------------------

POLLUTION CONTROL - SERVICES (1.41%)
     105,000       U.S. Liquids, Inc.*                                 2,257,500
--------------------------------------------------------------------------------

RETAIL - WHOLESALE COMPUTERS (1.41%)
     217,600       Cellstar Corp.*                                     2,257,600
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT (5.32%)
      30,000       ADTRAN, Inc.*                                         493,125
--------------------------------------------------------------------------------
      57,000       American Tower Corp.*                               1,396,500
--------------------------------------------------------------------------------
      61,800       Catapult Communications Corp.*                        857,475
--------------------------------------------------------------------------------
      39,600       Digital Microwave Corp.*                              331,650
--------------------------------------------------------------------------------
      10,000       Scientific-Atlanta, Inc.*                             272,500
--------------------------------------------------------------------------------
      40,000       Tellabs, Inc.*                                      3,910,000
--------------------------------------------------------------------------------
      11,000       Uniphase Corp.*                                     1,266,375
--------------------------------------------------------------------------------
                                                                       8,527,625
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES (7.93%)
      63,200       Comcast Corp.                                       3,886,800
--------------------------------------------------------------------------------
       5,700       Covad Communications Group, Inc.*                     374,775
--------------------------------------------------------------------------------
      90,000       Crown Castle International Corp.*                   1,620,000
--------------------------------------------------------------------------------
      61,600       Global Crossing Ltd.*                               2,849,000
--------------------------------------------------------------------------------
      45,100       MCI WorldCom, Inc.*                                 3,994,176
--------------------------------------------------------------------------------
                                                                      12,724,751
--------------------------------------------------------------------------------
Total Common Stock
(cost $118,719,617)                                                  158,793,145
--------------------------------------------------------------------------------


           Berger Funds     March 31, 1999 Semi-Annual Report     7

BERGER NEW GENERATION FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENT (1.87%)                                      March 31, 1999
--------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                        MARKET
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
  $2,997,000       State Street Repurchase Agreement,
                   4.82% dated March 31, 1999 to be
                   repurchased at $2,997,401 on
                   April 1, 1999, collateralized by
                   U.S. Treasury Bond -
                   October 25, 2010, with a
                   value of $3,058,336.                             $  2,997,000
--------------------------------------------------------------------------------
Total Repurchase Agreement
(cost $2,997,000)                                                      2,997,000
--------------------------------------------------------------------------------

Total Investments (cost $121,716,617) (100.88%)                      161,790,145
--------------------------------------------------------------------------------
Total Liabilities, Less Cash and Other Assets (-0.88%)                (1,417,763)
--------------------------------------------------------------------------------
Net Assets (100.00%)                                                $160,372,382
--------------------------------------------------------------------------------


* Non-income producing security.
  ADR - American Depositary Receipt.

See notes to financial statements.


           8     Semi-Annual Report March 31, 1999     Berger Funds

BERGER NEW GENERATION FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                  March 31, 1999
                                                                   (Unaudited)
--------------------------------------------------------------------------------
   ASSETS
   Investments, at cost                                             $121,716,617
--------------------------------------------------------------------------------
   Investments, at value                                            $161,790,145
--------------------------------------------------------------------------------
   Cash                                                                  287,717
--------------------------------------------------------------------------------
   Receivables
     Investment securities sold                                        6,031,329
--------------------------------------------------------------------------------
     Fund shares sold                                                    134,613
--------------------------------------------------------------------------------
     Dividends                                                             4,585
--------------------------------------------------------------------------------
     Interest                                                                402
--------------------------------------------------------------------------------
        Total Assets                                                 168,248,791
--------------------------------------------------------------------------------

   LIABILITIES
   Payables
     Investment securities purchased                                   7,346,636
--------------------------------------------------------------------------------
     Fund shares redeemed                                                287,812
--------------------------------------------------------------------------------
     Accrued investment advisory fees                                    117,305
--------------------------------------------------------------------------------
     Accrued transfer agent fees                                           2,900
--------------------------------------------------------------------------------
     Accrued 12b-1 fees                                                   32,585
--------------------------------------------------------------------------------
     Accrued audit fees                                                    9,921
--------------------------------------------------------------------------------
     Accrued administrative service fees                                   1,303
--------------------------------------------------------------------------------
     Accrued shareholder reports                                          77,947
--------------------------------------------------------------------------------
        Total Liabilities                                              7,876,409
--------------------------------------------------------------------------------

   NET ASSETS APPLICABLE TO SHARES OUTSTANDING                      $160,372,382
--------------------------------------------------------------------------------

   Capital Shares
     Authorized (Par Value $0.01)                                      Unlimited
--------------------------------------------------------------------------------
     Shares Outstanding                                                8,801,799
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE            $      18.22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                              Six Months Ended
                                                                March 31, 1999
                                                                  (Unaudited)
--------------------------------------------------------------------------------
   INVESTMENT INCOME
   Income
      Dividends                                                    $    33,252
--------------------------------------------------------------------------------
      Interest                                                         230,373
--------------------------------------------------------------------------------
          Total Income                                                 263,625
--------------------------------------------------------------------------------
   EXPENSES
     Investment advisory fees                                           615,704
--------------------------------------------------------------------------------
     Administrative services fee                                          6,841
--------------------------------------------------------------------------------
     Accounting fees                                                      9,484
--------------------------------------------------------------------------------
     Custodian fees                                                      10,843
--------------------------------------------------------------------------------
     Transfer agent fees                                                191,583
--------------------------------------------------------------------------------
     Registration fees                                                   19,159
--------------------------------------------------------------------------------
     12b-1 fees                                                         171,028
--------------------------------------------------------------------------------
     Audit fees                                                           9,521
--------------------------------------------------------------------------------
     Legal fees                                                           4,627
--------------------------------------------------------------------------------
     Trustees fees and expenses                                           5,976
--------------------------------------------------------------------------------
     Reports to shareholders                                            124,657
--------------------------------------------------------------------------------
     Other expenses                                                       6,474
--------------------------------------------------------------------------------
        Gross Expenses                                                1,175,897
--------------------------------------------------------------------------------
        Less earnings credits                                            (3,808)
--------------------------------------------------------------------------------
        Net Expenses                                                  1,172,089
--------------------------------------------------------------------------------
        Net Investment Income (Loss)                                   (908,464)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain (loss) on securities and foreign
currency transactions                                                24,838,224
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on
securities and foreign currency transactions                         30,042,577
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments and
Foreign Currency Transactions                                        54,880,801
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                          $53,972,337
--------------------------------------------------------------------------------

See notes to financial statements.


           Berger Funds     March 31, 1999 Semi-Annual Report     9

BERGER NEW GENERATION FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------


                                                                                Six Months Ended
                                                                                  March 31, 1999           Year Ended
                                                                                      (Unaudited)  September 30, 1998
---------------------------------------------------------------------------------------------------------------------
   FROM OPERATIONS
   Net investment income (loss)                                                     $   (908,464)  $       (1,873,013)
---------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on securities and foreign currency transactions           24,838,224           12,260,073
---------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) on securities and
     foreign currency transactions                                                    30,042,577          (34,407,514)
---------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations                    53,972,337          (24,020,454)
---------------------------------------------------------------------------------------------------------------------
   FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                                                                      --                   --
---------------------------------------------------------------------------------------------------------------------
   Net realized gains on investments                                                  (4,494,687)                  --
---------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets from Dividends and Distributions to Shareholders        (4,494,687)                  --
---------------------------------------------------------------------------------------------------------------------
   FROM FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                                          46,405,779          136,968,651
---------------------------------------------------------------------------------------------------------------------
   Net asset value of shares issued in reinvestment of dividends and distributions     4,318,233                   --
---------------------------------------------------------------------------------------------------------------------
   Payments for shares redeemed                                                      (53,521,871)        (189,419,648)
---------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Derived from Fund Share Transactions         (2,797,859)         (52,450,997)
---------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                              46,679,791          (76,471,451)
---------------------------------------------------------------------------------------------------------------------

   NET ASSETS
   Beginning of period                                                               113,692,591          190,164,042
---------------------------------------------------------------------------------------------------------------------
   End of period                                                                    $160,372,382     $    113,692,591
---------------------------------------------------------------------------------------------------------------------

   COMPONENTS OF NET ASSETS
   Capital (par value and paid in surplus)                                          $ 96,646,839     $     99,444,698
---------------------------------------------------------------------------------------------------------------------
   Undistributed (distributions in excess of) net investment income                     (920,641)             (12,177)
---------------------------------------------------------------------------------------------------------------------
   Undistributed net realized gain (loss) from investments                            24,572,656            4,229,119
---------------------------------------------------------------------------------------------------------------------
   Net unrealized appreciation (depreciation) of  securities and
    foreign currency transactions                                                     40,073,528           10,030,951
---------------------------------------------------------------------------------------------------------------------
     Total                                                                          $160,372,382    $     113,692,591
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------------------------------------------------
   Shares sold                                                                         2,959,995            9,617,032
---------------------------------------------------------------------------------------------------------------------
   Shares issued to shareholders in reinvestment of dividends and distributions          305,846                   --
---------------------------------------------------------------------------------------------------------------------
   Shares repurchased                                                                 (3,442,206)         (13,557,048)
---------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares                                                    (176,365)          (3,940,016)
---------------------------------------------------------------------------------------------------------------------
   Shares outstanding, beginning of period                                             8,978,164           12,918,180
---------------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of period                                                   8,801,799            8,978,164
---------------------------------------------------------------------------------------------------------------------

   See notes to financial statements.


           10     Semi-Annual Report March 31, 1999     Berger Funds

[PHOTO]

BERGER SELECT FUND
-------------------------------------------------------------------------------
- Ticker Symbol  BESLX
-------------------------------------------------------------------------------
- Fund Number    214
-------------------------------------------------------------------------------
PORTFOLIO MANAGER'S COMMENTARY Patrick S. Adams
-------------------------------------------------------------------------------

PERFORMANCE
The Berger Select Fund (the "Fund") gained 39.33%(1) for the six months ended March 31, 1999. This was significantly higher than the Standard & Poor's (S&P) 500 Index,(2) which gained 27.32% over the same period. Since its inception on December 31, 1997, our Fund has consistently outpaced its benchmark, the S&P 500 Index.

Our Fund's holdings are normally concentrated in 20 to 30 mid to large cap, high quality growth stocks. Individual stock positions can be a substantial portion of total Fund assets.

PERIOD IN REVIEW
The U.S. economy continued its robust growth in the first quarter, driven by healthy consumer spending, strength in the housing sector, stable inflation rates and tight labor markets. The global environment is still in question, however, attention has shifted from Asia to Latin America. The Pacific-Rim region seems to have bottomed and Latin America, specifically Brazil, will most likely keep pressure on the Federal Reserve Board to hold down interest rates. Rising rates would have a negative impact on Brazil and other Latin America trading partners. All of these factors will continue to have implications for the U.S. economy going forward.

An overweighting in technology and retail contributed positively to Fund performance this quarter. Good performers included semiconductor manufacturer Xilinx (2.3% of total Fund assets) and wide area network provider Ascend Communications (2.1% of assets). We also took gains in Maxim Integrated Products (0.9% of assets). We believe the semiconductor industry will continue its vigorous growth in the near and long term because of its pivotal role in the build out of electronic commerce and wireless communications.

Specialty retail companies Abercrombie & Fitch (1.2% of assets) and Tommy Hilfiger (2.4% of assets) also aided performance. We believe this sector will be able to take advantage of a continued strong domestic economy.

We expect the overall market to begin to catch up to the S&P 500 because the U.S. economy is enjoying robust growth and the market tends to broaden when the economy is strong. Our Fund currently has 40% of total assets allocated to stocks with a market cap of $1 to $10 billion and 35% to stocks with a market cap over $10 billion. We believe these allocations position our Fund to take advantage of a broadening market, one in which mid to large cap stocks should outperform the giant cap stocks because of their substantial discount in valuation and comparable fundamentals.

LOOKING AHEAD
Although we are optimistic that the market will continue its positive trend, three things concern us: the temporary effect that Y2K spending patterns have on hardware and software technology demand and that sector's profitability, a possible increase in U.S. interest rates triggered by strength in the global economy and the narrowness of the market. If the market remains narrow, with performance concentrated in a few of the largest cap securities, we believe we could see a major correction similar to the one in 1998.

1. Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2. The S&P 500 is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.


           Berger Funds     March 31, 1999 Semi-Annual Report     11

BERGER SELECT FUND

-------------------------------------------------------------------------------
PERFORMANCE OVERVIEW
-------------------------------------------------------------------------------


COMPARISON OF CHANGE IN VALUE OF BERGER SELECT FUND VS.
S&P 500 INDEX AND COST OF LIVING INDEX

[GRAPH]

                   Berger           S&P 500          Cost of
                Select Fund          Index         Living Index
12/31/97           $10,000           $10,000          $10,000
 3/31/98           $13,710           $11,394          $10,056
 6/30/98           $14,220           $11,770          $10,105
 9/30/98           $13,260           $10,601          $10,143
12/31/98           $17,226           $12,857          $10,161
 3/31/99           $18,475           $13,498          $10,229

BERGER SELECT FUND*
TOTAL RETURN

As of March 31, 1999
----------------------------------
1-Year                  34.76%
----------------------------------
Life of Fund            63.41%
----------------------------------
(12/31/97)

*Performance figures are historical and do not represent future results. Investment returns and principal value will vary, and you may have a loss when you sell shares.


           12     Semi-Annual Report March 31, 1999     Berger Funds

BERGER SELECT FUND

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------


COMMON STOCK (79.22%)                                            March 31, 1999
-------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                        MARKET
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------

BANKS - MONEY CENTER (2.73%)
      45,000     BankAmerica Corp.                                   $3,178,125
-------------------------------------------------------------------------------

BANKS - SUPER REGIONAL (3.73%)
      78,900     Banc One Corp.                                       4,344,431
-------------------------------------------------------------------------------

BEVERAGE - SOFT DRINKS (2.96%)
     159,100     The Pepsi Bottling Group, Inc.*                      3,450,481
-------------------------------------------------------------------------------

CHEMICALS - PLASTICS (5.09%)
     130,200     Household International, Inc.                        5,940,375
-------------------------------------------------------------------------------

COMPUTER -  GRAPHICS (17.49%)
     791,900     Cadence Design Systems, Inc.*                       20,391,425
-------------------------------------------------------------------------------

DIVERSIFIED OPERATIONS (2.77%)
      45,000     Tyco International Ltd.                              3,228,750
-------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR EQUIPMENT (0.87%)
      35,000     Lam Research Corp.*                                  1,015,000
-------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR MANUFACTURING (11.09%)
      20,000     Altera Corp.*                                        1,190,000
-------------------------------------------------------------------------------
      19,800     Maxim Integrated Products, Inc.*                     1,071,675
-------------------------------------------------------------------------------
      50,000     Micron Technology, Inc.*                             2,412,500
-------------------------------------------------------------------------------
      41,800     Motorola, Inc.                                       3,061,850
-------------------------------------------------------------------------------
      25,000     Texas Instruments, Inc.                              2,481,250
-------------------------------------------------------------------------------
      67,000     Xilinx, Inc.*                                        2,717,687
-------------------------------------------------------------------------------
                                                                     12,934,962
-------------------------------------------------------------------------------

FINANCE - PUBLICLY TRADED INVESTMENT FUND (4.69%)
      42,600     S&P Depositary Receipts                              5,474,100
-------------------------------------------------------------------------------

INSURANCE - DIVERSIFIED (1.25%)
      20,800     The Equitable Cos., Inc.                             1,456,000
-------------------------------------------------------------------------------

LEISURE - SERVICES (1.14%)
      34,000     Royal Caribbean Cruises Ltd.                         1,326,000
-------------------------------------------------------------------------------

LEISURE - TOYS/GAMES/HOBBIES (1.07%)
      50,000     Mattel, Inc.                                         1,243,750
-------------------------------------------------------------------------------

MEDIA - RADIO/TV (1.12%)
      27,600     Chancellor Media Corp.*                              1,300,650
-------------------------------------------------------------------------------

MEDICAL - ETHICAL DRUGS (3.59%)
      60,000     Elan Corp. PLC*                                      4,185,000
-------------------------------------------------------------------------------

MEDICAL - MEDICAL/DENTAL SERVICES (1.29%)
      40,000     Quintiles Transnational Corp.*                       1,510,000
-------------------------------------------------------------------------------

MEDICAL - PRODUCTS (0.89%)

      19,000     Teradyne, Inc.*                                      1,036,687
-------------------------------------------------------------------------------

MEDICAL - WHOLESALE DRUG/SUNDRIES (1.41%)
      25,000     McKesson HBOC, Inc.                                  1,650,000
-------------------------------------------------------------------------------

POLLUTION CONTROL - SERVICES (4.03%)
     105,924     Waste Management, Inc.*                              4,700,377
-------------------------------------------------------------------------------

RETAIL - APPAREL/SHOE (1.18%)
      14,900     Abercrombie & Fitch Co.*                            $1,370,800
-------------------------------------------------------------------------------

RETAIL - DEPARTMENT STORES (3.10%)
     119,300     Consolidated Stores Corp.*                           3,616,285
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT (3.25%)
      54,000     General Instrument Corp.*                            1,636,875
-------------------------------------------------------------------------------

      20,000     Lucent Technologies, Inc.                            2,155,000
-------------------------------------------------------------------------------
                                                                      3,791,875
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES (2.05%)
      30,000     AT & T Corp.                                         2,394,375
-------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURING (2.43%)
      41,300     Tommy Hilfiger Corp.*                                2,844,537
-------------------------------------------------------------------------------
Total Common Stock
(cost $85,194,630)                                                   92,383,985
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (17.70%)
-------------------------------------------------------------------------------
 $10,000,000     Federal Home Loan Mortgage Corp.
                 Discount Note - 4.76%, 4/26/99(1)                    9,966,944
-------------------------------------------------------------------------------
   3,000,000     Federal Home Loan Mortgage Corp.
                 Discount Note - 4.82%, 4/19/99                       2,992,875
-------------------------------------------------------------------------------
   5,000,000     Federal Home Loan Mortgage Corp.
                 Discount Note - 4.76%, 4/14/99                       4,991,405
-------------------------------------------------------------------------------
   2,700,000     Federal Home Loan Mortgage Corp.
                 Discount Note - 4.78%, 4/8/99                        2,697,490
-------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
(cost $20,648,714)                                                   20,648,714
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT (4.50%)
-------------------------------------------------------------------------------
 $ 5,243,000     State Street Repurchase Agreement,
                 4.82% dated March 31, 1999 to
                 be repurchased at $5,243,702 on
                 April 1, 1999, collateralized by U.S.
                 Treasury Bond - October 25, 2010,
                 with a value of $5,348,371.                          5,243,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
(cost $5,243,000)                                                     5,243,000
-------------------------------------------------------------------------------
Total Investments (cost $111,086,344) (101.42%)                     118,275,699
-------------------------------------------------------------------------------
Total Liabilities, Less Cash and Other Assets (-1.42%)               (1,655,305)
-------------------------------------------------------------------------------
Net Assets (100.00%)                                               $116,620,394
-------------------------------------------------------------------------------

OPEN FUTURES CONTRACTS AT MARCH 31, 1999
-------------------------------------------------------------------------------
Number of    Contract                Opening        Current       Realized
Contracts    Type               Market Value   Market Value     Gain (Loss)
-------------------------------------------------------------------------------
20           Long S&P 500
             Stock Index
             June 1999

             Futures            $6,576,967       $6,466,500      $(110,467)
-------------------------------------------------------------------------------

1. Collateral for futures contracts.
* Non-income producing security.

See notes to financial statements.


           Berger Funds     March 31, 1999 Semi-Annual Report     13

BERGER SELECT FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

                                                                 March 31, 1999
                                                                    (Unaudited)
-------------------------------------------------------------------------------
ASSETS
Investments, at cost                                             $111,086,344
-------------------------------------------------------------------------------
Investments, at value                                            $118,275,699
-------------------------------------------------------------------------------
Cash                                                                      254
-------------------------------------------------------------------------------
Receivables
     Investment securities sold                                     6,489,503
-------------------------------------------------------------------------------
     Fund shares sold                                                 444,639
-------------------------------------------------------------------------------
     Dividends                                                        111,020
-------------------------------------------------------------------------------
     Interest                                                             701
-------------------------------------------------------------------------------
        Total Assets                                              125,321,816
-------------------------------------------------------------------------------

LIABILITIES
Payables
     Investment securities purchased                                8,247,211
-------------------------------------------------------------------------------
     Fund shares redeemed                                             226,133
-------------------------------------------------------------------------------
     Variation margin                                                 112,000
-------------------------------------------------------------------------------
     Accrued investment advisory fees                                  71,664
-------------------------------------------------------------------------------
     Accrued custodian and accounting fees                              1,648
-------------------------------------------------------------------------------
     Accrued transfer agent fees                                        6,230
-------------------------------------------------------------------------------
     Accrued 12b-1 fees                                                23,888
-------------------------------------------------------------------------------
     Accrued audit fees                                                 7,746
-------------------------------------------------------------------------------
     Accrued administrative service fees                                  955
-------------------------------------------------------------------------------
     Accrued shareholder reports                                        3,947
-------------------------------------------------------------------------------
        Total Liabilities                                           8,701,422
-------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING                      $116,620,394
-------------------------------------------------------------------------------

Capital Shares
     Authorized (Par Value $0.01)                                   Unlimited
-------------------------------------------------------------------------------
     Shares Outstanding                                             6,683,524
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE         $      17.45
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

                                                                                                    Six Months Ended
                                                                                                      March 31, 1999
                                                                                                         (Unaudited)
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
     Dividends                                                                                        $      209,032
--------------------------------------------------------------------------------------------------------------------
     Interest                                                                                                688,422
--------------------------------------------------------------------------------------------------------------------
        Total Income                                                                                         897,454
--------------------------------------------------------------------------------------------------------------------
EXPENSES
     Investment advisory fees                                                                                336,876
--------------------------------------------------------------------------------------------------------------------
     Administrative services fee                                                                               4,492
--------------------------------------------------------------------------------------------------------------------
     Accounting fees                                                                                           3,814
--------------------------------------------------------------------------------------------------------------------
     Custodian fees                                                                                            9,633
--------------------------------------------------------------------------------------------------------------------
     Transfer agent fees                                                                                      43,810
--------------------------------------------------------------------------------------------------------------------
     Registration fees                                                                                        21,052
--------------------------------------------------------------------------------------------------------------------
     12b-1 fees                                                                                              112,292
--------------------------------------------------------------------------------------------------------------------
     Audit fees                                                                                                7,346
--------------------------------------------------------------------------------------------------------------------
     Legal fees                                                                                                2,658
--------------------------------------------------------------------------------------------------------------------
     Trustees' fees and expenses                                                                               3,717
--------------------------------------------------------------------------------------------------------------------
     Reports to shareholders                                                                                  38,096
--------------------------------------------------------------------------------------------------------------------
     Other expenses                                                                                            1,272
--------------------------------------------------------------------------------------------------------------------
        Gross Expenses                                                                                       585,058
--------------------------------------------------------------------------------------------------------------------
        Less fees paid indirectly                                                                             (5,648)
--------------------------------------------------------------------------------------------------------------------
        Less earnings credits                                                                                 (1,720)
--------------------------------------------------------------------------------------------------------------------
        Net Expenses                                                                                         577,690
--------------------------------------------------------------------------------------------------------------------
        Net Investment Income (Loss)                                                                         319,764
--------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on securities and foreign currency transactions                                  17,941,262
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on futures contracts                                                                245,365
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on securities and foreign currency transactions       7,241,612
--------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions                  25,428,239
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                          $25,748,003
--------------------------------------------------------------------------------------------------------------------

See notes to financial statements.


           14     Semi-Annual Report March 31, 1999     Berger Funds

BERGER SELECT FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                 Six Months Ended                 Period from
                                                                                   March 31, 1999     December 31, 1997(1) to
                                                                                      (Unaudited)          September 30, 1998
-----------------------------------------------------------------------------------------------------------------------------
   FROM OPERATIONS
   Net investment income (loss)                                                      $    319,764               $   215,455
---------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on securities and foreign currency transactions            17,941,262                 2,235,808
---------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on futures contracts                                          245,365                        --
---------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) on securities
    and foreign currency transactions                                                   7,241,612                   (52,257)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations                     25,748,003                 2,399,006
---------------------------------------------------------------------------------------------------------------------------
   FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                                 (369,923)                       --
---------------------------------------------------------------------------------------------------------------------------
   Net realized gains on investments                                                   (4,692,943)                       --
---------------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets from Dividends and Distributions to Shareholders         (5,062,866)                       --
---------------------------------------------------------------------------------------------------------------------------
   FROM FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                                          113,353,641                70,190,167
---------------------------------------------------------------------------------------------------------------------------
   Net asset value of shares issued in reinvestment dividends and distributions         4,474,400                        --
---------------------------------------------------------------------------------------------------------------------------
   Payments for shares redeemed                                                       (63,463,790)              (31,018,167)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Derived from Fund Share Transactions          54,364,251                39,172,000
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                               75,049,388                41,571,006
---------------------------------------------------------------------------------------------------------------------------

   NET ASSETS
   Beginning of period                                                                 41,571,006                        --
---------------------------------------------------------------------------------------------------------------------------
   End of period                                                                     $116,620,394               $41,571,006
---------------------------------------------------------------------------------------------------------------------------

   COMPONENTS OF NET ASSETS
   Capital (par value and paid in surplus)                                           $ 93,536,251               $39,172,000
---------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income (loss)                                             165,296                   215,455
---------------------------------------------------------------------------------------------------------------------------
   Undistributed net realized gain (loss) from investments                             15,729,492                 2,235,808
---------------------------------------------------------------------------------------------------------------------------
   Net unrealized appreciation (depreciation) of securities
     and foreign currency transactions                                                  7,189,355                   (52,257)
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                             $116,620,394               $41,571,006
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------------------------------------------------------
   Shares sold                                                                          7,246,420                 5,378,776
---------------------------------------------------------------------------------------------------------------------------
   Shares issued to shareholders in reinvestment of dividends and distributions           290,232                        --
---------------------------------------------------------------------------------------------------------------------------
   Shares repurchased                                                                  (3,989,399)               (2,242,505)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares                                                    3,547,253                 3,136,271
---------------------------------------------------------------------------------------------------------------------------
   Shares outstanding, beginning of period                                              3,136,271                        --
---------------------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of period                                                    6,683,524                 3,136,271
---------------------------------------------------------------------------------------------------------------------------

   1. Commencement of investment operations.

See notes to financial statements.


           Berger Funds     March 31, 1999 Semi-Annual Report     15

[PHOTO]

BERGER SMALL COMPANY GROWTH FUND
-------------------------------------------------------------------------------
- Ticker Symbol  BESCX
-------------------------------------------------------------------------------
- Fund Number    345
-------------------------------------------------------------------------------
PORTFOLIO MANAGER'S COMMENTARY Amy K. Selner
-------------------------------------------------------------------------------

PERFORMANCE
For the first half of our fiscal year ended March 31, 1999, the Berger Small Company Growth Fund (the "Fund") gained 26.27%,(1) which was significantly higher than the 10.00% return for the Russell 2000 Index.(2) Our Fund's performance exceeded that of the 21.56% gain in the Russell 2000 Growth Index,(3) a more accurate benchmark for our Fund.

In a continued narrow market, marked by volatility in less liquid stocks, small cap stocks of the Russell 2000 Index continued to underperform their larger cap peers. The market has been propelled higher only by the largest and most liquid "nifty fifty" names it favors. Similarly, in the early 1970's, a group of large-cap stocks captured investor attention and drew ever-higher stock prices and were referred to as the Nifty Fifty.

PERIOD IN REVIEW
The fourth quarter 1998 marked the end of a six-month bear market for small cap stocks. From a high on April 22, 1998, small cap stock prices, as measured by the Russell 2000 Index, fell 37% and bottomed on October 8, 1998. Small cap growth stocks then staged an impressive rebound through year-end 1998, led by the technology sector, which smartly outperformed other industry groups. However, fear of rising interest rates crept into the marketplace and small caps underperformed dramatically relative to large caps from mid-January through March 31.

The .75% interest rate cuts by the Federal Reserve Board (Fed) in late September to mid-November of 1998 acted as a stiff wind at the back of the market through January. The Fed, no longer signaling further interest rate cuts, took the wind out of the sails of the market in the near term. An undeniably robust U.S. economy continued into the first quarter, with strong consumer spending, low inflation and a tight labor market. At this point we need to see the operating profit growth of small caps improve relative to large caps for small caps to outperform.

Our Fund's technology holdings provided solid returns these past six months. Internet stocks, with their exponential growth fundamentals, were one of the more resilient sectors of the market. Positive gains were registered by Internet companies in our portfolio, including Concentric Network (0.8% of total Fund assets) and Macromedia (1.2% of assets). We continue to believe that the Internet's growth prospects are explosive as the Internet redefines how we work, learn and live. There are still many attractive investments, particularly in Internet infrastructure plays. Growth prospects remain robust for Applied Micro Circuits (1.1% of assets), which supplies semiconductors for the telecommunications infrastructure.

Companies in the application integration software industry continue to surge, including TSI International Software (1.6% of assets). Since technology stocks have had a nice move, we have pared back risk by buying lower multiple, or less expensive, technology stocks and selectively selling our more expensive holdings.

Performance was mixed in the healthcare sector. IDEC Pharmaceuticals (1.5% of assets), which develops targeted therapies for cancer and other diseases, had a positive first quarter. Growth fundamentals for Chirex (0.9% of assets), which manufactures for the pharmaceutical industry, remain strong. We maintain our focus on companies with robust product pipelines, consistent earnings growth and strong management.

One major move we made this period was to increase our Fund's exposure to energy stocks from an underweighted position to overweighting. This proved fortuitous because supply dynamics within the sector have subsequently improved, energy prices have risen and energy stocks have been strong performers, including two of our holdings, Veritas DGC (1.4% of assets) and Atwood Oceanics (1.6% of assets).

We also increased our exposure to financial stocks as interest rate spreads between short and long-term bonds widen. Among our favorites is Webster Financial (0.7% of assets).

LOOKING AHEAD
In the second half of 1999, we expect consumption growth to moderate from unsustainable high levels. We also expect housing growth to slow by summer and a slight moderation in capital spending. We expect inflation to remain benign and the Fed to be neutral on interest rates over the near term. While Europe appears to be slowing, the Asian economies have bottomed and may be beginning to improve. The relative valuation or relative multiple on the Russell 2000 Index versus the S&P 500 Index(4) continues to be at its lowest level in decades. In order for small cap stocks to regain strength, however, their earnings growth must improve relative to large caps. Over the near term, we expect the market to move sideways. It will take a broadening of the market's current narrow leadership to re-ignite an upward trend.

1. Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2. The Russell 2000 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 2000 U.S. companies. It is a generally recognized indicator used to measure overall performance of small company stocks. One cannot invest directly in an index.

3. The Russell 2000 Growth Index is an unmanaged index, with dividends reinvested, which consists of common growth stocks included in the Russell 2000 Index. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios. It is a generally recognized indicator used to measure small company growth stock performance in the U.S. stock market. One cannot invest directly in an index.

4. The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.


           16     Semi-Annual Report March 31, 1999     Berger Funds

BERGER SMALL COMPANY GROWTH FUND

-------------------------------------------------------------------------------
PERFORMANCE OVERVIEW
-------------------------------------------------------------------------------

COMPARISION OF CHANGE IN VALUE OF BERGER SMALL COMPANY GROWTH FUND VS. RUSSELL 2000 INDEX AND COST OF LIVING INDEX

[GRAPH]

                        Berger Small Company    Russell 2000     Cost of Living
                        Growth Fund             Index            Index
12/30/1993                   $10,000              $10,000           $10,000
3/31/1994                    $10,120              $ 9,734           $10,096
3/31/1995                    $11,734              $10,271           $10,384
3/31/1996                    $16,179              $13,254           $10,679
3/31/1997                    $15,800              $13,931           $10,974
3/31/1998                    $23,671              $19,784           $11,125
3/31/1999                    $21,241              $16,568           $11,317

BERGER SMALL COMPANY GROWTH FUND*
AVERAGE ANNUAL TOTAL RETURN

As of March 31, 1999
-----------------------------
1 Year         -10.27%
-----------------------------
5 Year          15.98%
-----------------------------
Life of Fund    15.43%
-----------------------------
(12/30/93)

* Performance figures are historical and do not represent future results. Investment returns and principal value wil vary, and you may have a loss when you sell shares.


           Berger Funds     March 31, 1999 Semi-Annual Report     17

BERGER SMALL COMPANY GROWTH FUND

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------


COMMON STOCK (88.47%)                                            March 31, 1999
-------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                        MARKET
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------

CHEMICALS - SPECIALTY (0.85%)
     205,500     ChiRex Inc.*                                      $  5,034,750
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - ADVERTISING (1.42%)
     246,800     Lamar Advertising Co.*                               8,375,775
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - MISCELLANEOUS (2.09%)
     210,000     MedQuist Inc.*                                       6,300,000
-------------------------------------------------------------------------------
     143,600     ProBusiness Services, Inc.*                          6,031,200
-------------------------------------------------------------------------------
                                                                     12,331,200
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - SCHOOLS (2.41%)
     491,000     Devry, Inc.*                                        14,239,000
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - STAFFING (2.36%)
     300,000     Labor Ready, Inc.*                                   7,818,750
-------------------------------------------------------------------------------
     230,000     Select Appointments PLC ADR                          6,138,125
-------------------------------------------------------------------------------
                                                                     13,956,875
-------------------------------------------------------------------------------

COMPUTER - MEMORY DEVICES (1.16%)
     134,900     Network Appliance, Inc.*                             6,829,312
-------------------------------------------------------------------------------

COMPUTER - SERVICES (4.46%)
     151,200     Globix Corp.*                                        5,641,650
-------------------------------------------------------------------------------
     250,000     International Integration, Inc.*                     8,000,000
-------------------------------------------------------------------------------
     160,000     U.S. Web Corp.*                                      6,600,000
-------------------------------------------------------------------------------
     283,100     Whittman-Hart, Inc.*                                 6,086,650
-------------------------------------------------------------------------------
                                                                     26,328,300
-------------------------------------------------------------------------------

COMPUTER SOFTWARE - DESKTOP (1.15%)
     150,500     Macromedia, Inc.*                                    6,819,531
-------------------------------------------------------------------------------

COMPUTER SOFTWARE - EDUCATIONAL/ENTERTAINMENT (1.26%)
     650,000     CBT Group Public Limited Co. ADR*                    7,434,375
-------------------------------------------------------------------------------

COMPUTER SOFTWARE - ENTERPRISE (8.07%)
     377,500     Aspen Technology, Inc.*                              5,355,781
-------------------------------------------------------------------------------
      79,700     Concord Communications, Inc.*                        4,542,900
-------------------------------------------------------------------------------
      67,900     Engineering Animation, Inc.*                         2,860,287
-------------------------------------------------------------------------------
     120,000     Mercury Interactive Corp.*                           4,275,000
-------------------------------------------------------------------------------
     100,000     Peregrine Systems, Inc.*                             3,362,500
-------------------------------------------------------------------------------
      94,400     Sapient Corp.*                                       6,737,800
-------------------------------------------------------------------------------
     350,000     Software A.G. Systems, Inc.*                         2,931,250
-------------------------------------------------------------------------------
     195,000     TSI International Software Ltd.*                     9,518,437
-------------------------------------------------------------------------------
     100,000     VERITAS Software Corp.*                              8,075,000
-------------------------------------------------------------------------------
                                                                     47,658,955
-------------------------------------------------------------------------------

COMPUTER SOFTWARE - INTERNET (1.60%)
      32,100     CMGI, Inc.*                                          5,876,306
-------------------------------------------------------------------------------
     400,000     Spyglass, Inc.*                                       3,600,00
-------------------------------------------------------------------------------
                                                                      9,476,306
-------------------------------------------------------------------------------

ELECTRONIC - MISCELLANEOUS COMPONENTS (0.77%)
     134,700     Sawtek, Inc.*                                        4,546,125
-------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR EQUIPMENT (4.36%)
     189,800     DuPont Photomasks, Inc.*                             7,520,825
-------------------------------------------------------------------------------
     180,000     Etec Systems, Inc.*                                  5,298,750
-------------------------------------------------------------------------------
     100,900     Novellus Systems, Inc.*                              5,562,112
-------------------------------------------------------------------------------
     200,000     Veeco Instruments Inc.*                              7,387,500
-------------------------------------------------------------------------------
                                                                     25,769,187
-------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR MANUFACTURING (3.37%)
     150,000     Applied Micro Circuits Corp.*                        6,412,500
-------------------------------------------------------------------------------
     173,500     Cree Research, Inc.*                                 8,143,656
-------------------------------------------------------------------------------
       5,000     Maxim Integrated Products, Inc.*                       270,625
-------------------------------------------------------------------------------
     100,000     Vitesse Semiconductor Corp.*                         5,062,500
-------------------------------------------------------------------------------
                                                                     19,889,281
-------------------------------------------------------------------------------

ELECTRONIC PRODUCTS - MISCELLANEOUS (1.32%)
     274,900     Powerwave Technologies, Inc.*                        7,800,287
-------------------------------------------------------------------------------

FINANCE - CONSUMER/COMMERCIAL LOANS (1.15%)
     100,000     Safeguard Scientifics, Inc.*                         6,781,250
-------------------------------------------------------------------------------

FINANCE - MORTGAGE & RELATED SERVICES (0.48%)
     331,700     Resource America, Inc.                               2,860,912
-------------------------------------------------------------------------------

FINANCE - SAVINGS & LOANS (0.73%)
     150,000     Webster Preferred Capital Corp.                      4,331,250
-------------------------------------------------------------------------------

FINANCIAL SERVICES - MISCELLANEOUS (2.38%)
     225,000     Metris Companies, Inc.                               9,084,375
-------------------------------------------------------------------------------
     190,000     NOVA Corp.*                                          4,987,500
-------------------------------------------------------------------------------
                                                                     14,071,875
-------------------------------------------------------------------------------

INSURANCE - BROKERS (0.75%)
     181,000     Pre-Paid Legal Services*                             4,434,500
-------------------------------------------------------------------------------

INTERNET - E*COMMERCE (0.01%)
         500     eBay, Inc.*                                             68,656
-------------------------------------------------------------------------------

INTERNET - ISP/CONTENT (0.77%)
      60,000     Infoseek, Corp.*                                     4,440,000
-------------------------------------------------------------------------------
         500     Yahoo, Inc.*                                            84,187
-------------------------------------------------------------------------------
                                                                      4,524,187
-------------------------------------------------------------------------------

INTERNET - NETWORK SECURITY/SOLUTIONS (1.90%)
      60,000     Concentric Network Corp.*                            4,485,000
-------------------------------------------------------------------------------
      50,000     Exodus Communication, Inc.*                          6,725,000
-------------------------------------------------------------------------------
                                                                     11,210,000
-------------------------------------------------------------------------------

MEDIA - RADIO/TV (6.37%)
      89,400     Clear Channel Communications, Inc.*                  5,995,387
-------------------------------------------------------------------------------
     275,000     Cox Radio, Inc.*                                    14,093,750
-------------------------------------------------------------------------------
     215,000     Heftel Broadcasting Corp.*                           9,325,625
-------------------------------------------------------------------------------
     255,000     SBS Broadcasting SA*                                 8,191,875
-------------------------------------------------------------------------------
                                                                     37,606,637
-------------------------------------------------------------------------------


           18     Semi-Annual Report March 31, 1999     Berger Funds

BERGER SMALL COMPANY GROWTH FUND

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------


COMMON STOCK (88.47%)- CONTINUED                                 March 31, 1999
-------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                        MARKET
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------

MEDICAL - BIOMED/GENETICS (2.97%)
     175,000     IDEC Pharmaceuticals Corp.*                       $  8,990,625
-------------------------------------------------------------------------------
     144,700     Medimmune, Inc.*                                     8,564,431
-------------------------------------------------------------------------------
                                                                     17,555,056
-------------------------------------------------------------------------------

MEDICAL - ETHICAL DRUGS (2.92%)
     195,000     Forest Laboratories, Inc.*                          10,993,125
-------------------------------------------------------------------------------
     180,200     Jones Pharmaceuticals, Inc.                          6,261,950
-------------------------------------------------------------------------------
                                                                     17,255,075
-------------------------------------------------------------------------------

MEDICAL - INSTRUMENTS (2.49%)
     455,000     IDEXX Laboratories, Inc.*                           10,891,562
-------------------------------------------------------------------------------
     169,800     Ventana Medical Systems, Inc.*                       3,799,275
-------------------------------------------------------------------------------
                                                                     14,690,837
-------------------------------------------------------------------------------

MEDICAL - MEDICAL/DENTAL SERVICES (2.49%)
     325,000     Parexel International Corp.*                         6,723,437
-------------------------------------------------------------------------------
     405,200     Renal Care Group, Inc.*                              7,952,050
-------------------------------------------------------------------------------
                                                                     14,675,487
-------------------------------------------------------------------------------

MEDICAL - PRODUCTS (1.07%)
     115,900     Teradyne, Inc.*                                      6,323,793
-------------------------------------------------------------------------------

OIL & GAS - DRILLING (1.63%)
     320,300     Atwood Oceanics, Inc.*                               9,609,000
-------------------------------------------------------------------------------

OIL & GAS - FIELD SERVICES (3.28%)
     395,800     BJ Services Co.*                                     9,276,562
-------------------------------------------------------------------------------
     586,300     Paradigm Geophysical Ltd.* #                         2,931,500
-------------------------------------------------------------------------------
     505,000     Veritas DGC, Inc.*                                   7,164,687
-------------------------------------------------------------------------------
                                                                     19,372,749
-------------------------------------------------------------------------------

OIL & GAS - MACHINERY/EQUIPMENT (1.26%)
     105,000     Cooper Cameron Corp.*                                3,556,875
-------------------------------------------------------------------------------
     350,000     Varco International, Inc.*                           3,893,750
-------------------------------------------------------------------------------
                                                                      7,450,625
-------------------------------------------------------------------------------

OIL & GAS - U.S. EXPLORATION & PRODUCTION (2.34%)
     238,300     Devon Energy Corp.                                   6,568,143
-------------------------------------------------------------------------------
     250,000     Noble Affiliates, Inc.                               7,250,000
-------------------------------------------------------------------------------
                                                                     13,818,143
-------------------------------------------------------------------------------

POLLUTION CONTROL - SERVICES (1.78%)
     500,000     Tetra Tech, Inc.*                                   10,531,250
-------------------------------------------------------------------------------

RETAIL - APPAREL/SHOE (2.28%)
     140,000     Payless Shoe Source, Inc.*                           6,510,000
-------------------------------------------------------------------------------
     240,000     The Men's  Wearhouse, Inc.*                          6,930,000
-------------------------------------------------------------------------------
                                                                     13,440,000
-------------------------------------------------------------------------------

RETAIL - HOME FURNISHINGS (0.91%)
     225,000     Rent-Way, Inc.*                                      5,400,000
-------------------------------------------------------------------------------

RETAIL - MISCELLANEOUS DIVERSIFIED (1.57%)
     140,000     Cash America International, Inc.                     1,802,500
-------------------------------------------------------------------------------
     300,000     Michaels Stores, Inc.*                               7,406,250
-------------------------------------------------------------------------------
                                                                      9,208,750
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT (1.84%)
     180,000     Gilat Satellite Networks, Ltd.*                     10,800,000
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES (8.45%)
     538,000     E.Spire Communications, Inc.*                        7,397,500
-------------------------------------------------------------------------------
     400,000     Globalstar Telecommunications Ltd.*                  5,550,000
-------------------------------------------------------------------------------
     225,000     ICG Communications, Inc.*                           4,528,1251
-------------------------------------------------------------------------------
     250,000     Intermedia Communications, Inc.*                     6,656,250
-------------------------------------------------------------------------------
     150,000     Metromedia Fiber Network, Inc.*                      7,771,875
-------------------------------------------------------------------------------
     400,000     Viatel, Inc.*                                       11,400,000
-------------------------------------------------------------------------------
     180,000     Winstar Communications, Inc.*                        6,541,884
-------------------------------------------------------------------------------
                                                                     49,845,634
-------------------------------------------------------------------------------
Total Common Stock
(cost $416,808,102)                                                 522,354,925
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.36%)
-------------------------------------------------------------------------------
 $30,000,000     Federal Home Loan Mortgage
                 Association Discount Note -
                 4.73%, 4/19/99                                      29,929,050
-------------------------------------------------------------------------------
   4,500,000     Federal Home Loan Mortgage
                 Association Discount Note -
                 4.72%, 4/16/99                                       4,491,150
-------------------------------------------------------------------------------
  10,000,000     Federal Home Loan Mortgage
                 Association Discount Note -
                 4.76%, 4/26/99                                       9,966,944
-------------------------------------------------------------------------------
   5,000,000     Federal Home Loan Mortgage
                 Corp. Discount Note -
                 4.75%, 4/19/99                                       4,988,125
-------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
(cost $49,375,269)                                                   49,375,269
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT (4.53%)
-------------------------------------------------------------------------------
 $26,740,000     State Street Repurchase Agreement,
                 4.82% dated March 31, 1999 to be
                 repurchased at $26,743,580 on
                 April 1, 1999, collateralized by U.S.
                 Treasury Bond - October 25, 2010,
                 with a value of $27,277,188.                        26,740,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
(cost $26,740,000)                                                   26,740,000
-------------------------------------------------------------------------------

PREFERRED STOCK NON-CONVERTIBLE (0.39%)
-------------------------------------------------------------------------------

COMPUTER - PERIPHERAL EQUIPMENT (0.39%)
     665,000     Candescent Technologies Corp.@-CHECKMARK-            2,327,500
-------------------------------------------------------------------------------
Total Preferred Stock
(cost $3,657,500)                                                     2,327,500
-------------------------------------------------------------------------------
Total Investments (cost $496,580,871) (101.75%)                     600,797,694
-------------------------------------------------------------------------------
Total Liabilities, Less Cash and Other Assets (-1.75%)              (10,341,396)
-------------------------------------------------------------------------------
Net Assets (100.00%)                                               $590,456,298
-------------------------------------------------------------------------------

* Non-income producing security.
PLC - Public Limited Company.
ADR - American Depositary Receipt.
@ - Valued in good faith.


           Berger Funds     March 31, 1999 Semi-Annual Report     19

BERGER SMALL COMPANY GROWTH FUND

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------

# The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. Following is summary of the transactions with affiliates for the six months ended
  March 31, 1999.

                                                                    Paradigm
                                                              Geophysical, Ltd.
-------------------------------------------------------------------------------
Market Value at 9/30/98                                              $3,444,512
-------------------------------------------------------------------------------
Purchases at Cost                                                            --
-------------------------------------------------------------------------------
Sales at Cost                                                                --
-------------------------------------------------------------------------------
Change in Unrealized Appreciation/(Depreciation)                       (513,012)
-------------------------------------------------------------------------------
Market Value at March 31, 1999                                       $2,931,500
-------------------------------------------------------------------------------
Dividend Income                                                              --
-------------------------------------------------------------------------------
Realized Gain (Loss)                                                         --
-------------------------------------------------------------------------------

- SCHEDULE OF RESTRICTED SECURITIES OR ILLIQUID SECURITIES

                                                                Fair Value as a
                   Date Acquired        Cost    Fair Value      % of Net Assets
-------------------------------------------------------------------------------
Candescent
 Technologies
 Corporation
 Preferred Stock         5/1/96   $3,657,500    $2,327,500                0.39%
-------------------------------------------------------------------------------

See notes to financial statements.


           20     Semi-Annual Report March 31, 1999     Berger Funds

BERGER SMALL COMPANY GROWTH FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

                                                                                                    March 31, 1999
                                                                                                       (Unaudited)
-------------------------------------------------------------------------------------------------------------------

ASSETS
Investments, at cost                                                                                   $496,580,871
-------------------------------------------------------------------------------------------------------------------
Investments, at value                                                                                  $600,797,694
-------------------------------------------------------------------------------------------------------------------
Cash                                                                                                         31,978
-------------------------------------------------------------------------------------------------------------------
Receivables
  Investment securities sold                                                                             13,422,750
-------------------------------------------------------------------------------------------------------------------
  Fund shares sold                                                                                          663,844
-------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                                   5,400
-------------------------------------------------------------------------------------------------------------------
  Interest                                                                                                    3,714
-------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                       614,925,380
-------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payables
-------------------------------------------------------------------------------------------------------------------
  Investment securities purchased                                                                        21,919,470
-------------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                                                    1,438,749
-------------------------------------------------------------------------------------------------------------------
  Accrued investment advisory fees                                                                          452,755
-------------------------------------------------------------------------------------------------------------------
  Accrued custodian and accounting fees                                                                      16,057
-------------------------------------------------------------------------------------------------------------------
  Accrued transfer agent fees                                                                               143,356
-------------------------------------------------------------------------------------------------------------------
  Accrued 12b-1 fees                                                                                        125,765
-------------------------------------------------------------------------------------------------------------------
  Accrued audit fees                                                                                         11,915
-------------------------------------------------------------------------------------------------------------------
  Accrued administrative service fees                                                                         5,031
-------------------------------------------------------------------------------------------------------------------
  Accrued shareholder reports                                                                               355,984
-------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                   24,469,082
-------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                                            $590,456,298
-------------------------------------------------------------------------------------------------------------------

Capital Shares
  Authorized (Par Value $0.01)                                                                            Unlimited
-------------------------------------------------------------------------------------------------------------------
  Shares Outstanding                                                                                    156,622,633
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                                $      3.77
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                   Six Months Ended
                                                                                                     March 31, 1999
                                                                                                        (Unaudited)
-------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
Income
  Dividends                                                                                             $    98,364
-------------------------------------------------------------------------------------------------------------------
  Interest                                                                                                1,385,980
-------------------------------------------------------------------------------------------------------------------
     Total Income                                                                                         1,484,344
-------------------------------------------------------------------------------------------------------------------

EXPENSES
  Investment advisory fees                                                                                2,749,646
-------------------------------------------------------------------------------------------------------------------
  Administrative services fee                                                                                30,551
-------------------------------------------------------------------------------------------------------------------
  Accounting fees                                                                                            33,809
-------------------------------------------------------------------------------------------------------------------
  Custodian fees                                                                                             31,520
-------------------------------------------------------------------------------------------------------------------
  Transfer agent fees                                                                                       867,298
-------------------------------------------------------------------------------------------------------------------
  Registration fees                                                                                          42,261
-------------------------------------------------------------------------------------------------------------------
  12b-1 fees                                                                                                763,790
-------------------------------------------------------------------------------------------------------------------
  Audit fees                                                                                                 11,515
-------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                                 15,898
-------------------------------------------------------------------------------------------------------------------
  Trustees' fees and expenses                                                                                27,764
-------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                                                   545,274
-------------------------------------------------------------------------------------------------------------------
  Other expenses                                                                                             34,919
-------------------------------------------------------------------------------------------------------------------
     Gross Expenses                                                                                       5,154,245
-------------------------------------------------------------------------------------------------------------------
     Less earnings credits                                                                                  (10,878)
-------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                         5,143,367
-------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss)                                                                        (3,659,023)
-------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on securities and foreign currency transactions                                 70,205,583
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on securities and foreign currency transactions     77,238,745
-------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions                147,444,328
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        $143,785,305
-------------------------------------------------------------------------------------------------------------------

See notes to financial statements.


           Berger Funds     March 31, 1999 Semi-Annual Report     21

BERGER SMALL COMPANY GROWTH FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                             Six Months Ended
                                                                                               March 31, 1999          Year Ended
                                                                                                  (Unaudited)  September 30, 1998
---------------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
Net investment income (loss)                                                                     $(3,659,023)         $(7,848,181)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on securities and foreign currency transactions                          70,205,583          121,247,337
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on securities and
 foreign currency transactions                                                                    77,238,745         (310,416,907)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations                                  143,785,305         (197,017,751)
---------------------------------------------------------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                                                     --                   --
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains on investments                                                               (105,862,902)         (77,784,883)
---------------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Dividends and Distributions to Shareholders                     (105,862,902)         (77,784,883)
---------------------------------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                                                        108,069,473          215,916,354
---------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued in reinvestment of dividends and distributions                  102,147,525           75,634,304
---------------------------------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                                                    (219,424,600)        (357,691,265)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from Fund Share Transactions                        (9,207,602)         (66,140,607)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                                             28,714,801         (340,943,241)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                                              561,741,497          902,684,738
---------------------------------------------------------------------------------------------------------------------------------
End of period                                                                                   $590,456,298         $561,741,497
---------------------------------------------------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                                                         $423,084,174         $432,291,776
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                                                        (3,724,678)             (65,655)
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investments                                           66,879,979          102,537,298
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of securities and foreign currency transactions       104,216,823           26,978,078
---------------------------------------------------------------------------------------------------------------------------------
  Total                                                                                         $590,456,298         $561,741,497
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                       29,078,477           45,416,641
---------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of dividends and distributions                      30,583,091           17,507,928
---------------------------------------------------------------------------------------------------------------------------------
Shares repurchased                                                                               (58,846,483)         (76,360,381)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares                                                                    815,085          (13,435,812)
---------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, beginning of period                                                          155,807,548          169,243,360
---------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                                                156,622,633          155,807,548
---------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.


           22     Semi-Annual Report March 31, 1999     Berger Funds

[PHOTO]

BERGER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
Ticker Symbol - Investor Shares          BSCVX
              - Institutional Shares     BSVIX
--------------------------------------------------------------------------------
Fund Number   - Investor Shares          120
              - Institutional Shares     403
--------------------------------------------------------------------------------
CO-PORTFOLIO             Robert H. Perkins
MANAGERS' COMMENTARY     Thomas M. Perkins
--------------------------------------------------------------------------------

PERFORMANCE
We are now entering the sixth year of small company underperformance compared to large company results. During the six-month period ended March 31, 1999, the Standard & Poor's (S&P) 500 Index(1) rose 27.32%. At the same time, the Russell 2000 Index(2) was up 10.00% and the Berger Small Cap Value Fund gained 8.79%(3) (investor shares) and 9.03%(3) (institutional shares).

This performance disparity has been largely a function of excessive market appreciation in the fifty largest companies in the S&P 500 Index, which, on March 31, were selling at the unprecedented average of about 55 times estimated 1999 earnings. In order to justify a P/E ratio of 55, these companies must grow 16%--18% per year for the next 10 years, which is 50% higher than the growth rate of the last 10 years.

We believe these gross excesses, and attendant increased risks, will be corrected and lead to a more favorable environment for investing in stocks that sell at lower P/E ratios, such as those in the Standard & Poor's (S&P) 600 Index, which average 17--18, and those recently acquired by our Fund, which average 12--13.

PERIOD IN REVIEW
While we await this correction, we continue to manage the Fund according to our small cap value philosophy. In the fourth quarter 1998, we took advantage of extreme price weakness in the small company sector to add stocks such as Eagle USA (1.1% of total Fund assets) and Lands End (0.9% of assets). The prices of these stocks generally had declined by approximately 50% and were selling near their 1998 lows at the time of purchase.

In the first quarter 1999, we reduced holdings that significantly appreciated after we bought them. For example, we sold our positions in Brooks Automation, Cognex, Sawtek, and REMEC, as well as Eagle USA and Lands End, after these stocks gained 30%--50%.

We added to our positions in the equity REIT industry, which is deeply depressed and offers dividend yields in some cases in excess of 10%. Traditionally, REITs sell at yields equivalent to 10-year Treasuries, which are under 6%.

We also increased our holdings in the energy sector. Due to concerns about oil and natural gas price weakness, the market sold off oil producer and service companies by 60% to 80% in the fourth quarter 1998. Given basic supply and demand, however, we expect some recovery in energy prices in the intermediate term. Accordingly, we increased our energy exposure from almost 7% to 10.5% of total Fund assets this period. All additions were selling at 40%--50% discounts to their current liquidated values at the time of purchase.

In the capital goods industry, we accumulated positions in manufacturers Watts (1.9% of assets), Flowserve (0.9% of assets), Stewart & Stevenson (1.0% of assets) and Methode (1.7% of assets), all of which sell at less than 10 times estimated year 2000 earnings.

We also added a new industry--computer services. Stocks in this industry have declined 60%--80% due to concern about replacing their Y2K problem-solving business. We believe these cash-rich companies can easily replace this business with e-commerce and other related services. We also feel they offer great risk/reward opportunity at P/E ratios under 10.

LOOKING AHEAD
Although small stocks continued to take a beating these past six months, we believe our approach has enabled us to minimize losses and we are optimistic that the long-term superior returns of small stocks will reassert themselves. We have often stated that the market can be very inefficient in the short term, but highly efficient in the long term. We are in one of the inefficient periods. By many measures, the small stock market relative to the broad market has reached historic lows and appears poised for a rebound. We believe the rebound will occur once the broad market sorts itself out and, particularly, when the large company market leaders return to more realistic price levels. Until then, patience is the watchword for small stock investors.

1. The S&P 500 is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.

2. The Russell 2000 Index is an unmanaged index, with dividends reinvested, which consists of the common stock of 2000 U.S. companies. It is a generally recognized indicator used to measure overall performance of small company stocks. One cannot invest directly in an index.

3. Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


           Berger Funds     March 31, 1999 Semi-Annual Report     23

BERGER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

INVESTOR SHARES
COMPARISON OF CHANGE IN VALUE OF BERGER SMALL CAP VALUE FUND VS.
RUSSELL 2000 INDEX AND COST OF LIVING INDEX

[GRAPH]

           Berger Small Cap
              Value Fund     Russell 2000    Cost of
           Investor Shares       Index     Living Index
-------------------------------------------------------
3/31/1989       $10,000        $10,000       $10,000
3/31/1990       $11,107        $10,552       $10,523
3/31/1991       $10,850        $11,276       $11,038
3/31/1992       $11,964        $13,644       $11,390
3/31/1993       $14,471        $15,673       $11,742
3/31/1994       $15,981        $17,392       $12,036
3/31/1995       $18,293        $18,352       $12,379
3/31/1996       $21,781        $23,683       $12,731
3/31/1997       $27,181        $24,893       $13,083
3/31/1998       $39,106        $35,351       $13,262
3/31/1999       $34,562        $29,605       $13,491

BERGER SMALL CAP VALUE FUND*
AVERAGE ANNUAL TOTAL RETURN

As of March 31, 1999
----------------------------------
1 Year            -11.62%
----------------------------------
5 Year             16.68%
----------------------------------
10 Year            13.20%
----------------------------------

*Performance figures are historical and do not represent future results.
 Investment returns and principal value will vary, and you may have a loss when you sell shares. Performance data for the Investor Shares include periods prior to the adoption of class designations on February 14, 1997, and therefore do not reflect the 0.25% per year 12b-1 fee applicable to the Investor Shares.


INSTITUTIONAL SHARES
COMPARISON OF CHANGE IN VALUE OF BERGER SMALL CAP VALUE FUND VS.
RUSSELL 2000 INDEX AND COST OF LIVING INDEX

[GRAPH]

            Berger Small Cap
               Value Fund         Russell 2000     Cost of
           Institutional Shares      Index       Living Index
-------------------------------------------------------------
3/31/1989       $250,000            $250,000       $250,000
3/31/1990       $277,681            $263,797       $263,083
3/31/1991       $271,243            $281,902       $275,961
3/31/1992       $299,098            $341,111       $284,751
3/31/1993       $361,774            $391,823       $293,540
3/31/1994       $399,537            $434,806       $300,899
3/31/1995       $457,314            $458,805       $309,485
3/31/1996       $544,519            $592,075       $318,275
3/31/1997       $679,936            $622,313       $327,065
3/31/1998       $981,590            $883,776       $331,562
3/31/1999       $871,097            $740,116       $337,285

BERGER SMALL CAP VALUE FUND*
AVERAGE ANNUAL TOTAL RETURN

As of March 31, 1999
----------------------------------
1 Year            -11.26%
----------------------------------
5 Year             16.87%
----------------------------------
10 Year            13.30%
----------------------------------

*Performance figures are historical and do not represent future results. Investment returns and principal value will vary, and you may have a loss when you sell shares.


           24     Semi-Annual Report March 31, 1999     Berger Funds

BERGER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


COMMON STOCK (90.86%)                                             March 31, 1999
--------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                         MARKET
PRINCIPAL AMOUNT                                                           VALUE
--------------------------------------------------------------------------------

BANKS - MIDWEST (1.15%)
     190,000     AMCORE Financial, Inc.                            $   3,930,625
--------------------------------------------------------------------------------

BANKS - NORTHEAST (4.70%)
     215,000     Community Bank Systems, Inc.                          5,119,687
--------------------------------------------------------------------------------
     610,000     Peoples Heritage Financial Group, Inc.               10,980,000
--------------------------------------------------------------------------------
                                                                      16,099,687
--------------------------------------------------------------------------------

BANKS - SOUTHEAST (3.16%)
     200,000     CCB Financial Corp.                                  10,812,500
--------------------------------------------------------------------------------

BANKS - WEST/SOUTHWEST (2.63%)
     215,000     PFF Bancorp, Inc.*                                    3,762,500
--------------------------------------------------------------------------------
     170,000     Western Bancorp                                       5,259,375
--------------------------------------------------------------------------------
                                                                       9,021,875
--------------------------------------------------------------------------------

BUILDING - CONSTRUCTION PRODUCTS/MISCELLANEOUS (1.54%)
     240,000     Holophane Corp.*                                      5,280,000
--------------------------------------------------------------------------------

BUILDING PRODUCTS - WOOD (3.08%)
     470,000     Georgia-Pacific Corp. (Timber Group)                 10,545,625
--------------------------------------------------------------------------------

CHEMICALS - PLASTICS (2.59%)
     650,000     A. Schulman, Inc.                                     8,856,250
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - STAFFING (2.40%)
     547,000     Interim Services, Inc.*                               8,205,000
--------------------------------------------------------------------------------

COMPUTER - INTEGRATED SYSTEMS (0.93%)
     500,000     Hypercom Corp.*                                       3,187,500
--------------------------------------------------------------------------------

COMPUTER - LOCAL NETWORKS (1.83%)
     700,000     Network Equipment Technologies, Inc.*                 6,256,250
--------------------------------------------------------------------------------

COMPUTER - PERIPHERAL EQUIPMENT (1.10%)
     620,000     Splash Technology Holdings, Inc.*                     3,758,750
--------------------------------------------------------------------------------

COMPUTER - SERVICES (1.28%)
     400,000     Computer Horizons Corp.*                              4,375,000
--------------------------------------------------------------------------------

CONSUMER PRODUCTS - MISCELLANEOUS (2.61%)
     420,000     Jostens, Inc.                                         8,925,000
--------------------------------------------------------------------------------

DIVERSIFIED OPERATIONS (1.62%)
     210,000     Pittway Corp. Class A                                 5,565,000
--------------------------------------------------------------------------------

ELECTRICAL - CONNECTORS (1.66%)
     510,000     Methode Electronics, Inc.                             5,673,750
--------------------------------------------------------------------------------

ELECTRICAL - CONTROL INSTRUMENTS (1.88%)
     475,800     Watts Industries, Inc.                                6,453,037
--------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR EQUIPMENT (1.44%)
     410,000     Speedfam International, Inc.*                         4,920,000
--------------------------------------------------------------------------------

FINANCE - EQUITY REIT (9.88%)
     370,000     Gables Residential Trust   $8,163,125
--------------------------------------------------------------------------------
     230,000     Home Properties of New York, Inc.                     5,318,750
--------------------------------------------------------------------------------
     770,000     IRT Property Co.                                      6,785,625
--------------------------------------------------------------------------------
     180,000     Parkway Properties, Inc.                              5,073,750
--------------------------------------------------------------------------------
     510,000     Summit Properties, Inc.                               8,510,625
--------------------------------------------------------------------------------
                                                                      33,851,875
--------------------------------------------------------------------------------

FINANCE - MORTGAGE REIT (1.66%)
     710,000     Sentinel Bancorp, Inc.                                5,680,000
--------------------------------------------------------------------------------

FINANCE - PUBLIC INVESTMENT FUND - FOREIGN (2.45%)
   1,050,000     Morgan Stanley Asia Pacific Fund, Inc.                8,400,000
--------------------------------------------------------------------------------

FINANCE - SAVINGS & LOANS (3.13%)
      80,000     Life Financial Corp.*                                   250,000
--------------------------------------------------------------------------------
     230,000     Riverview Bancorp                                     2,760,000
--------------------------------------------------------------------------------
     220,000     Saint Paul Bancorp                                    4,764,375
--------------------------------------------------------------------------------
     336,500     Warren Bancorp Inc.                                   2,944,375
--------------------------------------------------------------------------------
                                                                      10,718,750
--------------------------------------------------------------------------------

INSURANCE - PROPERTY/CASUALTY/TITLE (1.62%)
     280,000     IPC Holdings, Ltd.                                    5,565,000
--------------------------------------------------------------------------------

MACHINERY - GENERAL/INDUSTRIAL (0.89%)
     195,000     Flowserve Corp.                                       3,034,687
--------------------------------------------------------------------------------
MEDIA - CABLE TV (4.22%)
     160,000     Jones Intercable, Inc.*                               6,400,000
--------------------------------------------------------------------------------
     204,000     Jones Intercable, Inc. Class A*                       8,045,250
--------------------------------------------------------------------------------
                                                                      14,445,250
--------------------------------------------------------------------------------

MEDIA - PERIODICALS (0.09%)
      13,400     Playboy Enterprises, Inc.*                              301,500
--------------------------------------------------------------------------------

MEDICAL - WHOLESALE DRUGS/SUNDRIES (1.40%)
     660,000     Perrigo Co.*                                          4,785,000
--------------------------------------------------------------------------------

MEDICAL/DENTAL - SUPPLIES (2.78%)
     790,000     Sola International, Inc.*                             9,529,375
--------------------------------------------------------------------------------

METAL PRODUCTS & FABRICATION (1.50%)
     921,800     NS Group, Inc.*                                       5,127,512
--------------------------------------------------------------------------------

OIL & GAS - DRILLING (2.57%)
     800,000     Marine Drilling Cos.*                                 8,800,000
--------------------------------------------------------------------------------

OIL & GAS - U.S. EXPLORATION & PRODUCTION (7.89%)
     650,000     Chieftain International, Inc.*                        7,962,500
--------------------------------------------------------------------------------
     346,200     Evergreen Resources, Inc.*                            6,924,000
--------------------------------------------------------------------------------
     410,000     Mitchell Energy & Development Corp.*                  5,125,000
--------------------------------------------------------------------------------
     310,000     Newfield Exploration Co.*                             7,013,750
--------------------------------------------------------------------------------
                                                                      27,025,250
--------------------------------------------------------------------------------


           Berger Funds     March 31, 1999 Semi-Annual Report     25

BERGER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


COMMON STOCK (90.86%) - CONTINUED                                 March 31, 1999
--------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                         MARKET
PRINCIPAL AMOUNT                                                           VALUE
--------------------------------------------------------------------------------

RETAIL - APPAREL/SHOE (3.00%)
     450,000     Just For Feet, Inc.*                              $   5,625,000
--------------------------------------------------------------------------------
     100,000     Payless Shoe Source, Inc.*                            4,650,000
--------------------------------------------------------------------------------
                                                                      10,275,000
--------------------------------------------------------------------------------

RETAIL - MAIL ORDER & DIRECT (0.86%)
     480,000     Spiegel, Inc. Class A*                                2,940,000
--------------------------------------------------------------------------------

RETAIL - MISCELLANEOUS DIVERSIFIED (2.04%)
     860,000     Pier 1 Imports, Inc.                                  6,987,500
--------------------------------------------------------------------------------

RETAIL - RESTAURANTS (0.97%)
     520,000     Landry's Seafood Restaurants, Inc.*                   3,331,250
--------------------------------------------------------------------------------

SHOES & RELATED APPAREL (3.25%)
   1,170,000     Wolverine World Wide, Inc.                           11,115,000
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES (1.33%)
   1,000,000     General Communication, Inc.*                          4,562,500
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURING (0.07%)
      20,700     Nautica Enterprises, Inc.*                              234,168
--------------------------------------------------------------------------------

TRANSPORTATION - SHIPPING (2.66%)
     530,000     Knightsbridge Tankers Ltd.                            9,142,500
--------------------------------------------------------------------------------

TRUCKS & PARTS - HEAVY DUTY (1.00%)
     450,000     Stewart & Stevenson Services, Inc.                    3,459,378
--------------------------------------------------------------------------------
Total Common Stock
(cost $334,076,821)                                                  311,177,344
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.30%)                        March 31, 1999
--------------------------------------------------------------------------------
$  5,000,000     Federal Home Loan Mortgage
                 Corp. Discount Note - 4.76%,
                 4/26/99                                           $   4,983,472
--------------------------------------------------------------------------------
  20,000,000     Federal National Mortgage
                 Association Discount Note -
                 4.80%, 4/1/99                                        20,000,000

--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations

(cost $24,983,472)                                                    24,983,472
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (1.86%)
--------------------------------------------------------------------------------
$  6,366,000     State Street Repurchase Agreement,
                 4.82% dated March 31, 1999 to be
                 repurchased at $6,366,852 on
                 April 1, 1999, collateralized by U.S.
                 Treasury Bond - October 25, 2010,
                 with a value of $6,493,388.                           6,366,000
--------------------------------------------------------------------------------
Total Repurchase Agreement
(cost $6,366,000)                                                      6,366,000
--------------------------------------------------------------------------------
Total Investments (cost $365,426,293) (100.02%)                      342,526,816
--------------------------------------------------------------------------------
Total Liabilities, Less Cash and Other Assets (-0.02%)                   (53,313)
--------------------------------------------------------------------------------
Net Assets (100.00%)                                               $ 342,473,503
--------------------------------------------------------------------------------

* Non-income producing security.

See notes to financial statements.


           26     Semi-Annual Report March 31, 1999     Berger Funds

BERGER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                                  March 31, 1999
                                                                                                      (Unaudited)
----------------------------------------------------------------------------------------------------------------
   ASSETS
   Investments, at cost                                                                            $ 365,426,293
----------------------------------------------------------------------------------------------------------------
   Investments, at value                                                                           $ 342,526,816
----------------------------------------------------------------------------------------------------------------
   Cash                                                                                                   29,966
----------------------------------------------------------------------------------------------------------------
   Receivables
     Investment securities sold                                                                        4,315,852
----------------------------------------------------------------------------------------------------------------
     Fund shares sold                                                                                  1,263,070
----------------------------------------------------------------------------------------------------------------
     Dividends                                                                                           262,397
----------------------------------------------------------------------------------------------------------------
     Interest                                                                                                852
----------------------------------------------------------------------------------------------------------------
        Total Assets                                                                                 348,398,953
----------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables
     Investment securities purchased                                                                   5,038,420
----------------------------------------------------------------------------------------------------------------
     Fund shares redeemed                                                                                539,239
----------------------------------------------------------------------------------------------------------------
     Accrued investment advisory fees                                                                    254,768
----------------------------------------------------------------------------------------------------------------
     Accrued custodian and accounting fees                                                                 1,243
----------------------------------------------------------------------------------------------------------------
     Accrued transfer agent fees                                                                           5,877
----------------------------------------------------------------------------------------------------------------
     Accrued 12b-1 fees                                                                                   33,478
----------------------------------------------------------------------------------------------------------------
     Accrued audit fees                                                                                    4,708
----------------------------------------------------------------------------------------------------------------
     Accrued administrative service fees                                                                   2,831
----------------------------------------------------------------------------------------------------------------
     Accrued shareholder reports                                                                          14,695
----------------------------------------------------------------------------------------------------------------
     Accrued other fees                                                                                   30,191
----------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                   5,925,450
----------------------------------------------------------------------------------------------------------------

   NET ASSETS APPLICABLE TO SHARES OUTSTANDING (PAR VALUE $0.01, UNLIMITED SHARES AUTHORIZED)      $ 342,473,503
----------------------------------------------------------------------------------------------------------------

   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
      Investor shares (based on net assets of $159,583,748 and 8,735,806 shares outstanding)       $       18.27
----------------------------------------------------------------------------------------------------------------
      Institutional shares (based on net assets of $182,889,755 and 10,000,042 shares outstanding) $       18.29
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                Six Months Ended
                                                                                                  March 31, 1999
                                                                                                      (Unaudited)
----------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME
   Income
     Dividends                                                                                      $  2,849,771
----------------------------------------------------------------------------------------------------------------
     Interest                                                                                            839,164
----------------------------------------------------------------------------------------------------------------
        Total Income                                                                                   3,688,935
----------------------------------------------------------------------------------------------------------------
   EXPENSES
     Investment advisory fees                                                                          1,312,529
----------------------------------------------------------------------------------------------------------------
     Administrative services fee                                                                          14,584
----------------------------------------------------------------------------------------------------------------
     Accounting fees                                                                                      22,787
----------------------------------------------------------------------------------------------------------------
     Custodian fees                                                                                       22,612
----------------------------------------------------------------------------------------------------------------
     Transfer agent fees - Investor Shares                                                                85,662
----------------------------------------------------------------------------------------------------------------
     Transfer agent fees - Institutional Shares                                                           18,666
----------------------------------------------------------------------------------------------------------------
     Registration fees - Investor Shares                                                                  29,006
----------------------------------------------------------------------------------------------------------------
     Registration fees - Institutional Shares                                                             36,808
----------------------------------------------------------------------------------------------------------------
     12b-1 fees - Investor Shares                                                                        188,407
----------------------------------------------------------------------------------------------------------------
     Audit fees                                                                                           14,208
----------------------------------------------------------------------------------------------------------------
     Legal fees                                                                                           26,384
----------------------------------------------------------------------------------------------------------------
     Trustees' fees and expenses                                                                          12,650
----------------------------------------------------------------------------------------------------------------
     Reports to shareholders                                                                              95,265
----------------------------------------------------------------------------------------------------------------
     Other expenses                                                                                       22,009
----------------------------------------------------------------------------------------------------------------
        Gross Expenses                                                                                 1,901,577
----------------------------------------------------------------------------------------------------------------
        Less earnings credits                                                                             (4,391)
----------------------------------------------------------------------------------------------------------------
        Net Expenses                                                                                   1,897,186
----------------------------------------------------------------------------------------------------------------
        Net Investment Income (Loss)                                                                   1,791,749
----------------------------------------------------------------------------------------------------------------

   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain (loss) on securities and foreign currency transactions                           15,969,682
----------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) on securities and foreign
     currency transactions                                                                              (337,598)
----------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions           15,632,084
----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations                                  $ 17,423,833
----------------------------------------------------------------------------------------------------------------

See notes to financial statements.


           Berger Funds     March 31, 1999 Semi-Annual Report     27

BERGER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               Six Months Ended
                                                                                 March 31, 1999            Year Ended
                                                                                     (Unaudited)   September 30, 1998
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                      $   1,791,749         $   1,763,834
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on securities and foreign currency transactions             15,412,252             8,773,953
Net realized gain (loss) on distributions from investment companies                     557,430             1,525,046
Net change in unrealized appreciation (depreciation) on securities and
   foreign currency transactions                                                       (337,598)          (38,226,428)

---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations                      17,423,833           (26,163,595)
From Dividends and Distributions to Shareholders
Net investment income - investor shares                                                (554,952)             (589,238)
---------------------------------------------------------------------------------------------------------------------
Net investment income - institutional shares                                         (1,033,592)             (706,938)
---------------------------------------------------------------------------------------------------------------------
Net realized gains on investments - investor shares                                  (6,307,111)           (7,188,217)
---------------------------------------------------------------------------------------------------------------------
Net realized gains on investments - institutional shares                             (4,874,484)           (6,438,165)
---------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Dividends and Distributions to Shareholders         (12,770,139)          (14,922,558)
From Fund Share Transactions
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                           207,193,589           202,677,074
---------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued in reinvestment of dividends
   and distributions                                                                  9,947,021            12,934,335
---------------------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                                        (80,572,607)          (86,934,213)
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from Fund Share Transactions          136,568,003           128,677,196
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                               141,221,697            87,591,043
---------------------------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 201,251,806           113,660,763
---------------------------------------------------------------------------------------------------------------------
End of period                                                                     $ 342,473,503         $ 201,251,806
---------------------------------------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Capital (par value and paid in surplus)                                           $ 349,417,782         $ 212,849,779
---------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                                            3,309,259             3,106,054
Undistributed net realized gain (loss) from investments                              12,645,939             7,857,852
Net unrealized appreciation (depreciation) of securities and foreign
   currency transactions                                                            (22,899,477)          (22,561,879)
---------------------------------------------------------------------------------------------------------------------
     Total                                                                        $ 342,473,503         $ 201,251,806
---------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN FUND SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                    Six Months Ended
                                                                      March 31, 1999                      Year Ended
                                                                        (Unaudited)                   September 30, 1998
-----------------------------------------------------------------------------------------------------------------------------
INVESTOR SHARES
Shares sold                                                      5,231,270    $  97,521,841        6,176,175    $ 126,575,125
-----------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of dividends
   and distributions                                               304,999        5,696,683          365,158        7,272,450
-----------------------------------------------------------------------------------------------------------------------------
Shares repurchased                                              (2,971,091)     (55,959,306)      (2,848,965)     (57,717,019)
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares                                2,565,178       47,259,218        3,692,368       76,130,556
-----------------------------------------------------------------------------------------------------------------------------
Shares outstanding, beginning of period                          6,170,628      123,375,897        2,478,260       47,245,341
-----------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                8,735,806    $ 170,635,115        6,170,628    $ 123,375,897
-----------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES
Shares sold                                                      5,823,226    $ 109,671,748        3,808,007    $  76,101,949
-----------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of dividends
   and distributions                                               227,011        4,250,338          283,736        5,661,885
-----------------------------------------------------------------------------------------------------------------------------
Shares repurchased                                              (1,313,653)     (24,613,301)      (1,446,163)     (29,217,194)
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares                                4,736,584       89,308,785        2,645,580       52,546,640
-----------------------------------------------------------------------------------------------------------------------------
Shares outstanding, beginning of period                          5,263,458       89,470,972        2,617,878       36,924,332
-----------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                               10,000,042    $ 178,779,757        5,263,458    $  89,470,972
-----------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.


           28     Semi-Annual Report March 31, 1999     Berger Funds

[PHOTO]

BERGER MID CAP GROWTH FUND
--------------------------------------------------------------------------------
- Ticker Symbol  BEMGX
--------------------------------------------------------------------------------
- Fund Number    215
--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S COMMENTARY Amy K. Selner
--------------------------------------------------------------------------------

PERFORMANCE
The Berger Mid Cap Growth Fund had an impressive gain of 57.50%(1) for the six months ended March 31, 1999. This return was substantially higher than the 19.96% gain registered by the Standard & Poor's (S&P) MidCap 400 Index(2) over the same period. Our Fund's performance exceeded that of the S&P MidCap 400 Index by 28.19% in the fourth quarter 1998 and declined 6.38% in the first quarter 1999.

In a continued narrow market, marked by volatility in less liquid stocks, the small and mid cap stocks underperformed their larger cap peers. The market has been propelled higher only by the largest and most liquid "nifty fifty" names it favors. Similarly, in the early 1970's, a group of large cap stocks captured investor attention and drew ever-higher stock prices and were referred to as the Nifty Fifty.

PERIOD IN REVIEW
The fourth quarter 1998 marked the end of a correction for stocks in the S&P MidCap 400 Index. From a high on April 22, 1998, stock prices in this index fell 28% and bottomed on October 8, 1998. Mid cap growth stocks then staged an impressive rebound through year-end 1998, led by the technology sector, which smartly outperformed other industry groups. The rebound was short-lived, however. Interest rate fears and a desire for the liquidity of larger stocks drove divergence in the market and, during the first quarter 1999, stocks in the S&P MidCap 400 Index declined 6.38% while those in the S&P 500 Index(3) rose 4.98%.

The .75% interest rate cuts by the Federal Reserve Board (Fed) in late September to mid November of 1998 acted as a stiff wind at the back of the market through January. The Fed, no longer signaling further interest rate cuts, took the wind out of the sails of the market in the near term. An undeniably robust U.S. economy continued into the first quarter, with strong consumer spending, low inflation and a tight labor market. We need to see the operating profit growth of mid caps improve relative to the large cap stocks in order for mid caps to outperform.

Our Fund's technology holdings provided solid returns the past six months. Internet stocks, with their exponential growth fundamentals, were one of the more resilient sectors of the market. Positive gains were registered by Internet companies in our portfolio, including CMGI (0.8% of total Fund assets) and Vignette (1.0% of assets). We continue to believe that the Internet's growth prospects are explosive as the Internet redefines how we work, learn and live. There are still many attractive investments, particularly in Internet infrastructure plays. Growth prospects remain robust for Vitesse Semiconductor (1.0% of assets), which supplies advanced digital integrated circuits to the telecommunications industry. Companies in the application integration software industry continue to surge, including New Era of Networks (1.8% of assets). Since technology stocks have had a nice move, we have pared back risk by buying lower multiple, or less expensive, technology stocks and selectively selling our more expensive holdings.

Performance was mixed in the healthcare sector. Pharmaceutical manufacturer Forest Labs (2.2% of assets) continued on its solid growth curve. We maintain our focus on companies with robust product pipelines, consistent earnings growth and strong management.

One major move we made this period was to increase our Fund's exposure to energy stocks from an underweighted position to overweighting. This proved fortuitous because supply dynamics within the sector have subsequently improved, energy prices have risen and energy stocks have been strong performers, including two of our holdings, BJ Services (2.0% of assets) and Cooper Cameron (1.0% of assets).

We also increased our exposure to financial stocks as interest rate spreads between short and long-term bonds widen. Two of our favorites are Zions Bancorporation (1.9% of assets) and U.S. Trust (1.7% of assets).

LOOKING AHEAD
In the second half of 1999, we expect consumption growth to moderate from unsustainable high levels. We also expect housing growth to slow by summer and a slight moderation in capital spending. We expect inflation to remain benign and the Fed to be neutral on interest rates over the near term. While Europe appears to be slowing, the Asian economies have bottomed and may be beginning to improve. The relative multiple on mid cap stocks versus large cap stocks continues to be at its lowest level in decades. In order for mid cap stocks to regain strength, however, their earnings growth must improve relative to large caps. Over the near term, we expect the market to move sideways. It will take a broadening of the market's current narrow leadership to re-ignite an upward trend.

1. Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2. The S&P MidCap 400 Index is an unmanaged index, with dividends reinvested, and is generally representative of the market for stocks for mid-sized companies. One cannot invest directly in an index.

3. The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.


           Berger Funds     March 31, 1999 Semi-Annual Report     29

BERGER MID CAP GROWTH FUND

-------------------------------------------------------------------------------
PERFORMANCE OVERVIEW
-------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF BERGER MID CAP GROWTH FUND vs.
S&P 400 MID CAP INDEX AND COST OF LIVING INDEX

[GRAPH]

         Berger Mid Cap    S&P 400               Cost of
         Growth Fund       Mid Cap Index         Living Index
12/31/97  $10,000           $10,000               $10,000
3/31/98   $12,590           $11,099               $10,056
6/30/98   $13,290           $10,862               $10,105
9/30/98   $10,930           $9,293                $10,143
12/31/98  $15,438           $11,907               $10,161
3/31/99   $17,215           $11,147               $10,229

BERGER MID CAP GROWTH FUND*
TOTAL RETURN

As of March 31, 1999
----------------------------------------
1 Year               36.74%
----------------------------------------
Life of Fund         54.43%
----------------------------------------
(12/31/97)

*Performance figures are historical and do not represent future results.
 Investment returns and principal value will vary, and you may have a loss when you sell shares.


           30     Semi-Annual Report March 31, 1999     Berger Funds

BERGER MID CAP GROWTH FUND

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------


COMMON STOCK (92.47%)                                             March 31, 1999
--------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                         MARKET
PRINCIPAL AMOUNT                                                           VALUE
--------------------------------------------------------------------------------

AEROSPACE/DEFENSE - EQUIPMENT (1.82%)
       6,000     Orbital Sciences Corp. *                            $   169,875
--------------------------------------------------------------------------------
BANKS - NORTHEAST (3.51%)
       9,500     Peoples Heritage Financial Group, Inc.                  171,000
--------------------------------------------------------------------------------
       2,100     U.S. Trust Corp.                                        155,793
--------------------------------------------------------------------------------
                                                                         326,793
--------------------------------------------------------------------------------

BANKS - SOUTHEAST (1.73%)
       4,400     First Tennessee National Corp.                          161,150
--------------------------------------------------------------------------------

BANKS - WEST/SOUTHWEST (1.86%)
       2,600     Zions Bancorp.                                          172,900
--------------------------------------------------------------------------------

CHEMICALS - SPECIALTY (2.26%)
       8,600     ChiRex, Inc. *                                          210,700
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - ADVERTISING (1.60%)
       4,400     Lamar Advertising Co. *                                 149,325
--------------------------------------------------------------------------------

COMPUTER - SERVICES (2.52%)
       1,500     Fiserv, Inc. *                                           80,437
--------------------------------------------------------------------------------
       2,300     Globix Corp. *                                           85,818
--------------------------------------------------------------------------------
       3,200     Whittman-Hart, Inc. *                                    68,800
--------------------------------------------------------------------------------
                                                                         235,055
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - EDUCATIONAL/ENTERTAINMENT (0.85%)
       6,900     CBT Group Public Limited Co. ADR *                       78,918
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - ENTERPRISE (4.76%)
       4,800     Concur Technologies, Inc. *                             216,600
--------------------------------------------------------------------------------
       2,400     New Era Of Networks, Inc. *                             162,600
--------------------------------------------------------------------------------
         900     Sapient Corp. *                                          64,237
--------------------------------------------------------------------------------
                                                                         443,437
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - INTERNET (3.70%)
       1,700     Allaire Corp. *                                         115,600
--------------------------------------------------------------------------------
         400     CMGI, Inc.*                                              73,225
--------------------------------------------------------------------------------
       4,000     Spyglass, Inc. *                                         36,000
--------------------------------------------------------------------------------
       1,200     Vignette Corp. *                                         90,300
--------------------------------------------------------------------------------
         600     WebTrends Corp. *                                        29,175
--------------------------------------------------------------------------------
                                                                         344,300
--------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR EQUIPMENT (5.25%)
       7,500     Conexant Systems, Inc. *                                207,656
--------------------------------------------------------------------------------
       2,500     Etec Systems, Inc. *                                     73,593
--------------------------------------------------------------------------------
       2,100     KLA-Tencor Corp. *                                      101,981
--------------------------------------------------------------------------------
         900     Kulicke & Soffa Industries, Inc. *                       22,725
--------------------------------------------------------------------------------
       1,500     Novellus Systems, Inc. *                                 82,687
--------------------------------------------------------------------------------
                                                                         488,642
--------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR MANUFACTURING (3.68%)
       4,400     Applied Micro Circuits Corp. *                          188,100
--------------------------------------------------------------------------------
       1,240     Linear Technology Corp.                                  63,550
--------------------------------------------------------------------------------
       1,800     Vitesse Semiconductor Corp. *                            91,125
--------------------------------------------------------------------------------
                                                                         342,775
--------------------------------------------------------------------------------

ELECTRONIC PRODUCTS - MISCELLANEOUS (1.98%)
       6,500     Powerwave Technologies, Inc. *                          184,437
--------------------------------------------------------------------------------

FINANCE - SAVINGS & LOANS (0.39%)
       3,000     Sovereign Bancorp, Inc.                                  36,750
--------------------------------------------------------------------------------

INTERNET - E*COMMERCE (0.98%)
         300     eBay, Inc. *                                             41,193
--------------------------------------------------------------------------------
         600     Priceline.com, Inc. *                                    49,725
--------------------------------------------------------------------------------
                                                                          90,918
--------------------------------------------------------------------------------

INTERNET - ISP/CONTENT (0.90%)
         400     Critical Path, Inc. *                                    30,800
--------------------------------------------------------------------------------
         400     MiningCo.com, Inc. *                                     35,800
--------------------------------------------------------------------------------
         100     Yahoo, Inc. *                                            16,837
--------------------------------------------------------------------------------
                                                                          83,437
--------------------------------------------------------------------------------

INTERNET - NETWORK SECURITY/SOLUTIONS (2.22%)
       1,700     Pacific Internet Ltd. *                                  98,918
--------------------------------------------------------------------------------
         700     Verisign, Inc. *                                        107,800
--------------------------------------------------------------------------------
                                                                         206,718
--------------------------------------------------------------------------------

MEDIA - CABLE TV (4.98%)
       2,500     Cox Communications, Inc. Class A *                      189,062
--------------------------------------------------------------------------------
       1,400     Echostar Communications Corp.
                 Class A *                                               114,275
--------------------------------------------------------------------------------
       3,700     TCA Cable TV, Inc.                                      160,950
--------------------------------------------------------------------------------
                                                                         464,287
--------------------------------------------------------------------------------

MEDIA - RADIO/TV (7.62%)
       2,306     Clear Channel Communications, Inc. *                    154,646
--------------------------------------------------------------------------------
       4,100     Cox Radio, Inc. *                                       210,125
--------------------------------------------------------------------------------
       3,800     Heftel Broadcasting Corp. *                             164,825
--------------------------------------------------------------------------------
       3,600     Univision Communications, Inc. *                        180,000
--------------------------------------------------------------------------------
                                                                         709,596
--------------------------------------------------------------------------------

MEDICAL - ETHICAL DRUGS (3.74%)
       3,550     Forest Laboratories, Inc. *                             200,131
--------------------------------------------------------------------------------
       6,500     Shire Pharmaceuticals Group PLC *                       148,281
--------------------------------------------------------------------------------
                                                                         348,412
--------------------------------------------------------------------------------

MEDICAL - GENERIC DRUGS (2.64%)
       1,500     Mylan Laboratories, Inc.                                 41,156
--------------------------------------------------------------------------------
       4,650     Watson Pharmaceuticals, Inc. *                          205,181
--------------------------------------------------------------------------------
                                                                         246,337
--------------------------------------------------------------------------------

MEDICAL - HOSPITALS (1.07%)
       8,200     Health Management Associates, Inc. *                     99,937
--------------------------------------------------------------------------------

MEDICAL - MEDICAL/DENTAL SERVICES (1.33%)
       6,000     Parexel International Corp. *                           124,125
--------------------------------------------------------------------------------
MEDICAL - PRODUCTS (0.82%)
       1,400     Teradyne, Inc. *                                         76,387


           Berger Funds     March 31, 1999 Semi-Annual Report     31

BERGER MID CAP GROWTH FUND


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

COMMON STOCK (92.47%) - CONTINUED                                 March 31, 1999
--------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                         MARKET
PRINCIPAL AMOUNT                                                           VALUE
--------------------------------------------------------------------------------
OIL & GAS - DRILLING (0.52%)
       2,800     Noble Drilling Corp. *                               $   48,475
--------------------------------------------------------------------------------
OIL & GAS - FIELD SERVICES (3.71%)
       7,900     BJ Services Co. *                                       185,156
--------------------------------------------------------------------------------
      11,300     Veritas DGC, Inc. *                                     160,318
--------------------------------------------------------------------------------
                                                                         345,474
--------------------------------------------------------------------------------

OIL & GAS - MACHINERY/EQUIPMENT (2.84%)
       2,800     Cooper Cameron Corp. *                                   94,850
--------------------------------------------------------------------------------
       6,500     Weatherford International, Inc. *                       169,812
--------------------------------------------------------------------------------
                                                                         264,662
--------------------------------------------------------------------------------

OIL & GAS - U.S. EXPLORATION & PRODUCTION (1.58%)
       3,900     Anadarko Petroleum Corp.                                147,225
--------------------------------------------------------------------------------

RETAIL - APPAREL/SHOE (1.10%)
       2,500     Nordstrom, Inc.                                         102,187
--------------------------------------------------------------------------------

RETAIL - DEPARTMENT STORES (1.97%)
       8,000     Family Dollar Stores, Inc.                              184,000
--------------------------------------------------------------------------------

RETAIL - MAIL ORDER & DIRECT (1.84%)
       11,000    DM Management Co. *                                     171,875
--------------------------------------------------------------------------------

RETAIL - MAJOR DISCOUNT CHAINS (1.09%)
       3,000     Dollar General Corp.                                    102,000
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT (2.56%)
       2,500     American Tower Corp. *                                   61,250
--------------------------------------------------------------------------------
       2,000     Gilat Satellite Networks, Ltd. *                        120,000
--------------------------------------------------------------------------------
         500     Uniphase Corp. *                                         57,562
--------------------------------------------------------------------------------
                                                                         238,812
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES (13.05%)
       2,700     Comcast Corp.                                           166,050
--------------------------------------------------------------------------------
       2,700     Covad Communications Group, Inc. *                      177,525
--------------------------------------------------------------------------------
       9,000     Crown Castle International Corp. *                      162,000
--------------------------------------------------------------------------------
       2,300     Global Crossing Ltd. *                                  106,375
--------------------------------------------------------------------------------
       2,200     Global Telesystems Group, Inc. *                        123,062
--------------------------------------------------------------------------------
       6,000     Globalstar Telecommunications Ltd. *                     83,250
--------------------------------------------------------------------------------
       5,000     McLeodUSA, Inc. *                                       210,000
--------------------------------------------------------------------------------
       6,600     Viatel, Inc. *                                          188,113
--------------------------------------------------------------------------------
                                                                       1,216,375
--------------------------------------------------------------------------------

Total Common Stock
(cost $6,998,576)                                                      8,616,296
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATION (8.59%)
--------------------------------------------------------------------------------
    $800,000     Federal National Mortgage Association
                 Discount Note - 4.80%, 4/1/99                           800,000
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligation
(cost $800,000)                                                          800,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (2.18%)                                      March 31, 1999
--------------------------------------------------------------------------------
$   204,000      State Street Repurchase Agreement,
                 4.82% dated March 31, 1999 to be
                 repurchased at $204,027 on April 1,
                 1999, collateralized by U.S.
                 Treasury Bond - January, 8, 2001,
                 with a value of $212,235.                            $  204,000
--------------------------------------------------------------------------------
Total Repurchase Agreement
(cost $204,000)                                                          204,000
--------------------------------------------------------------------------------
Total Investments (cost $8,002,576) (103.24%)                          9,620,296
--------------------------------------------------------------------------------
Total Liabilities, Less Cash and Other Assets (-3.24%)                 (302,313)
--------------------------------------------------------------------------------
Net Assets (100.00%)                                                 $ 9,317,983
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depositary Receipt.

See notes to financial statements.


           32     Semi-Annual Report March 31, 1999     Berger Funds

BERGER MID CAP GROWTH FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                  March 31, 1999
                                                                     (Unaudited)
--------------------------------------------------------------------------------
ASSETS
Investments, at cost                                               $   8,002,576
--------------------------------------------------------------------------------
Investments, at value                                              $   9,620,296
--------------------------------------------------------------------------------
Cash                                                                         788
--------------------------------------------------------------------------------
Receivables
    Investment securities sold                                            53,289
--------------------------------------------------------------------------------
    Fund shares sold                                                      36,946
--------------------------------------------------------------------------------
    Dividends                                                              1,470
--------------------------------------------------------------------------------
    Interest                                                                  27
--------------------------------------------------------------------------------
    Due from Management Company                                            1,477
--------------------------------------------------------------------------------
          Total Assets                                                 9,714,293
--------------------------------------------------------------------------------

LIABILITIES
Payables
    Investment securities purchased                                      381,056
--------------------------------------------------------------------------------
    Accrued investment advisory fees                                       5,501
--------------------------------------------------------------------------------
    Accrued custodian and accounting fees                                    230
--------------------------------------------------------------------------------
    Accrued transfer agent fees                                              684
--------------------------------------------------------------------------------
    Accrued 12b-1 fees                                                     1,834
--------------------------------------------------------------------------------
    Accrued audit fees                                                     5,653
--------------------------------------------------------------------------------
    Accrued administrative service fees                                       73
--------------------------------------------------------------------------------
    Accrued shareholder reports                                            1,279
--------------------------------------------------------------------------------
          Total Liabilities                                              396,310
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                          $ 9,317,983
--------------------------------------------------------------------------------

Capital Shares
    Authorized (Par Value $0.01)                                       Unlimited
--------------------------------------------------------------------------------
    Shares Outstanding                                                   549,762
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE             $     16.95
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                Six Months Ended
                                                                  March 31, 1999
                                                                     (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
    Dividends                                                        $     5,640
--------------------------------------------------------------------------------
    Interest                                                              13,958
--------------------------------------------------------------------------------
        Total Income                                                      19,598
--------------------------------------------------------------------------------

EXPENSES
    Investment advisory fees                                              24,621
--------------------------------------------------------------------------------
    Administrative services fee                                              328
--------------------------------------------------------------------------------
    Accounting fees                                                        4,443
--------------------------------------------------------------------------------
    Custodian fees                                                         5,403
--------------------------------------------------------------------------------
    Transfer agent fees                                                    5,960
--------------------------------------------------------------------------------
    Registration fees                                                     10,427
--------------------------------------------------------------------------------
    12b-1 fees                                                             8,207
--------------------------------------------------------------------------------
    Audit fees                                                             5,253
--------------------------------------------------------------------------------
    Legal fees                                                               344
--------------------------------------------------------------------------------
    Trustees' fees and expenses                                              280
--------------------------------------------------------------------------------
    Reports to shareholders                                                5,530
--------------------------------------------------------------------------------
    Other expenses                                                           152
--------------------------------------------------------------------------------
        Gross Expenses                                                    70,948
--------------------------------------------------------------------------------
        Less fees waived and expenses reimbursed by the advisor          (5,276)
--------------------------------------------------------------------------------
        Less earnings credits                                              (381)
--------------------------------------------------------------------------------
        Net Expenses                                                      65,291
--------------------------------------------------------------------------------
        Net Investment Income (Loss)                                    (45,693)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain (loss) on securities and foreign
  currency transactions                                                  883,005
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on
  securities and foreign currency transactions                         1,932,275
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments and
  Foreign Currency Transactions                                        2,815,280
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $ 2,769,587
--------------------------------------------------------------------------------

See notes to financial statements.


           Berger Funds     March 31, 1999 Semi-Annual Report     33

BERGER MID CAP GROWTH FUND

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                                         Six Months Ended               Period from
                                                                           March 31, 1999   December 31, 1997(1) to
                                                                              (Unaudited)        September 30, 1998
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                 $   (45,693)            $     (22,353)
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on securities and foreign currency transactions          883,005                    71,188
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on securities and          1,932,275                 (314,555)
  foreign currency transactions
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations                 2,769,587                  (265,720)
-------------------------------------------------------------------------------------------------------------------
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                  --                        --
-------------------------------------------------------------------------------------------------------------------
Net realized gains on investments                                                (87,008)                        --
-------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Dividends and Distributions to Shareholders      (87,008)                        --
-------------------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                                       4,829,585                 8,005,977
-------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued in reinvestment of dividends and distributions    84,722                        --
-------------------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                                  (2,561,624)               (3,457,536)
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from Fund Share Transactions      2,352,683                 4,548,441
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                           5,035,262                 4,282,721
-------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                             4,282,721                        --
-------------------------------------------------------------------------------------------------------------------
End of period                                                               $   9,317,983            $    4,282,721
-------------------------------------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                                     $   6,901,124            $    4,548,441
-------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                                       (45,781)                      (88)
-------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investments                           844,920                    48,923
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of securities and foreign
  currency transactions                                                         1,617,720                 (314,555)
-------------------------------------------------------------------------------------------------------------------
     Total                                                                  $   9,317,983             $   4,282,721
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN FUND SHARES
-------------------------------------------------------------------------------------------------------------------
Shares sold                                                                       330,740                   670,860
-------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of dividends and distributions        6,375                        --
-------------------------------------------------------------------------------------------------------------------
Shares repurchased                                                              (179,154)                 (279,059)
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares                                                 157,961                   391,801
-------------------------------------------------------------------------------------------------------------------
Shares outstanding, beginning of period                                           391,801                        --
-------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                                 549,762                   391,801
-------------------------------------------------------------------------------------------------------------------

(1) Commencement of investment operations.

See notes to financial statements.


           34     Semi-Annual Report March 31, 1999     Berger Funds

[PHOTO]

BERGER MID CAP VALUE FUND
-------------------------------------------------------------------------------
- Ticker Symbol  BEMVX
-------------------------------------------------------------------------------
- Fund Number    216
-------------------------------------------------------------------------------
CO-PORTFOLIO               Thomas M. Perkins
MANAGERS' COMMENTARY       Robert H. Perkins
-------------------------------------------------------------------------------

PERFORMANCE
For the six months ended March 31, 1999, the Berger Mid Cap Value Fund (the "Fund") gained 20.24%,(1) compared to 19.96% for the Standard & Poor's (S&P) MidCap 400 Index(2) and 20.01% for the S&P MidCap Value Index.(3) We believe the S&P MidCap Value Index is a more useful and comparable performance benchmark for our Fund.

The S&P MidCap 400 Index's slightly higher performance is attributable to the incredible run up in prices of such growth stocks as America Online, which was the largest stock in the index prior to the fourth quarter. Our Fund slightly outperformed the S&P MidCap Value Index during this six-month period because of our Fund's overweighting in the technology, retail and energy sectors, which turned in strong performances, and our underweighting in utilities, which were hurt by the recent rise in interest rates.

PERIOD IN REVIEW
Since September 30, the biggest change in our sector weightings was the reduction of cash and equivalents from 21% of Fund assets to about 4%. The high cash position at the beginning of this period reflects the fact that our Fund had only been in operation since August 12, 1998, and that we were still investing cash methodically during the summer's down market. We were relatively fully-invested by the end of October.

Financials are our largest sector. We are emphasizing REIT's with dividend yields of over 7% and strong regional banks with net income growing 10-15% annually.

In the technology sector, we have been a net seller of stocks for several months. Most recently, we sold ETEC, Cognex and REMEC. Unusually strong price appreciation has made the risk/reward relationship of many of these stocks less attractive. We have redeployed some of the proceeds of these sales into other technology stocks that had experienced recent sharp price declines despite having favorable long-term prospects.

We have slightly increased energy holdings by purchasing Mitchell Energy (1.7% of total Fund assets), Devon Energy (1.3% of assets) and Barrett Resources (0.6% of assets), which are primarily U.S. natural gas exploration and production companies. The prices of these stocks were down 40%-50% from last year, sell at discounts to asset value and are poised to benefit from an upturn in natural gas prices. We funded these purchases by reducing positions in BJ Services (0.9% of assets) and Noble Drilling (1.4% of assets), oil service stocks that gained over 40% and 30% respectively in the first quarter 1999.

We continue to follow our discipline of seeking relatively undervalued, well-financed companies with good growth prospects and above average dividends. In many cases, we use short-term weakness, which reduces price risk, to invest in stocks that are well positioned for the long term. While most of these companies are not currently favored in the stock market, their intrinsic value is more recognized in corporate America.

Large portions of our holdings have initiated substantial share buyback programs. Additionally, two of our larger holdings, Union Camp (1.3% of assets--sold subsequent to the merger) and Aeroquip Vickers (1.3% of assets--sold after share price appreciated) were acquired in the past six months at prices that were, respectively, 60% and 90% higher than our cost. Interestingly, these stocks had experienced interim earnings disappointments and major stock price declines before we purchased them. Our confidence in the appreciation potential of our holdings is reinforced by this corporate activity.

LOOKING AHEAD
The pace of the stock market's advance has slowed significantly in the first quarter 1999. Our expectations for the market are modest, but positive. The rise in interest rates should be about over and there are signs of international economic recovery. This could bring broad earnings gains to the U.S. and be a catalyst for greater strength in value stocks. The disparity that now exists in the valuations of large growth stocks and smaller value stocks is as large as we have seen in 30 years. Because, historically, this type of valuation distortion has been cyclical, we believe the current market provides good long-term opportunity for mid and small cap value stock investors.

1. Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2. The S&P MidCap 400 Index is an unmanaged index, with dividends reinvested, and is generally representative of the market for stocks for mid-sized companies. One cannot invest directly in an index.

3. The S&P MidCap Value Index is an unmanaged index, with dividends reinvested, and is generally representative of the market for value stocks for mid-sized companies. One cannot invest directly in an index.


           Berger Funds     March 31, 1999 Semi-Annual Report     35

BERGER MID CAP VALUE FUND

-------------------------------------------------------------------------------
PERFORMANCE OVERVIEW
-------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF BERGER MID CAP VALUE FUND VS. S&P 400 MID CAP INDEX AND COST OF LIVING INDEX

[GRAPH]

                    Berger Mid Cap      S&P 400             Cost of
                    Value Fund          Mid Cap Index       Living Index
                    --------------      -------------       -------------
8/12/98              $10,000              $10,000            $10,000
9/30/98              $ 9,330              $ 8,910            $10,025
12/31/98             $11,440              $11,416            $10,043
3/31/99              $11,218              $10,688            $10,110

BERGER MID CAP VALUE FUND*
TOTAL RETURN

As of March 31, 1999
--------------------------
Life of Fund        12.18%
--------------------------
(8/12/98)

*Performance figures are historical and do not represent future results.
 Investment returns and principal value will vary, and you may have a loss when you sell shares.


           36     Semi-Annual Report March 31, 1999     Berger Funds

BERGER MID CAP VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


COMMON STOCK (97.38%)                                             March 31, 1999
--------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                         MARKET
PRINCIPAL AMOUNT                                                           VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AEROSPACE/DEFENSE (0.55%)
       2,000     Northrop Grumman Corp.                                $ 119,750
--------------------------------------------------------------------------------

AEROSPACE/DEFENSE - EQUIPMENT (0.63%)
       4,000     The B.F. Goodrich Co.                                   137,250
--------------------------------------------------------------------------------

BANKS - MIDWEST (1.55%)
      10,500     Associated Banc-Corp.                                   335,343
--------------------------------------------------------------------------------

BANKS - MONEY CENTER (1.47%)
       5,000     Citigroup Inc.                                          319,375
--------------------------------------------------------------------------------

BANKS - NORTHEAST (1.33%)
      16,000     Peoples Heritage Financial Group, Inc.                  288,000
--------------------------------------------------------------------------------

BANKS - SOUTHEAST (0.50%)
       2,000     CCB Financial Corp.                                     108,125
--------------------------------------------------------------------------------

BANKS - SUPER REGIONAL (1.59%)
       2,000     Mellon Bank Corp.                                       140,750
--------------------------------------------------------------------------------
       6,000     UnionBanCal Corp.                                       204,375
--------------------------------------------------------------------------------
                                                                         345,125
--------------------------------------------------------------------------------

BANKS - WEST/SOUTHWEST (1.14%)
       8,000     City National Corp.                                     247,000
--------------------------------------------------------------------------------

BUILDING - CEMENT/CONCRETE/AGGREGATES (1.24%)
       5,000     Southdown, Inc.                                         268,437
--------------------------------------------------------------------------------

BUILDING - PAINT & ALLIED PRODUCTS (1.95%)
      15,000     The Sherwin Williams Co.                                421,875
--------------------------------------------------------------------------------

BUILDING PRODUCTS - WOOD (3.40%)
      23,000     Georgia-Pacific Corp. (Timber Group)                    516,062
--------------------------------------------------------------------------------
       5,500     Rayonier inc.                                           220,343
--------------------------------------------------------------------------------
                                                                         736,405
--------------------------------------------------------------------------------

CHEMICALS - PLASTICS (1.26%)
       6,000     Household International, Inc.                           273,750
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - BUSINESS SERVICES (0.28%)
       7,000     American Oncology Resources, Inc.*                       63,000
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - MISCELLANEOUS (2.30%)
      14,000     The Dun & Bradstreet Corp.                              498,750
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - STAFFING (1.11%)
      16,000     Interim Services Inc.*                                  240,000
-- -----------------------------------------------------------------------------

COMPUTER - INTEGRATED SYSTEMS (0.73%)
      25,000     Hypercom Corp.*                                         159,375
--------------------------------------------------------------------------------

COMPUTER - LOCAL NETWORKS (0.66%)
      16,000     Network Equipment Technologies, Inc.*                   143,000
--------------------------------------------------------------------------------

COMPUTER - PERIPHERAL EQUIPMENT (1.33%)
       6,500     Adaptec, Inc.*                                          148,281
--------------------------------------------------------------------------------
      23,000     Splash Technology Holdings, Inc.*                       139,437
--------------------------------------------------------------------------------
                                                                         287,718
--------------------------------------------------------------------------------

COMPUTER - SERVICES (2.27%)
      11,000     Computer Horizons Corp.*                                120,312
--------------------------------------------------------------------------------
      12,000     Convergys Corp.*                                        205,500
--------------------------------------------------------------------------------
       3,000     Shared Medical Systems Corp.                            167,062
--------------------------------------------------------------------------------
                                                                         492,874
--------------------------------------------------------------------------------

CONSUMER PRODUCTS - MISCELLANEOUS (1.67%)
      17,000     Jostens, Inc.                                           361,250
--------------------------------------------------------------------------------

DIVERSIFIED OPERATIONS (3.48%)
      12,000     Federal Signal Corp.                                    250,500
--------------------------------------------------------------------------------
      19,000     Pittway Corp. Class A                                   503,500
--------------------------------------------------------------------------------
                                                                         754,000
--------------------------------------------------------------------------------

ELECTRICAL - CONNECTORS (1.85%)
      26,000     Methode Electronics, Inc.                               289,250
--------------------------------------------------------------------------------
       3,000     Thomas & Betts Corp.                                    112,687
--------------------------------------------------------------------------------
                                                                         401,937
--------------------------------------------------------------------------------

ELECTRICAL - EQUIPMENT (0.65%)
       7,000     Baldor Electric Co.                                     140,875
--------------------------------------------------------------------------------

ELECTRONIC - MEASURING INSTRUMENTS (1.69%)
      14,500     Tektronix, Inc.                                         366,125
--------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR EQUIPMENT (1.22%)
      10,000     Integrated Process Equipment Co.*                        90,000
--------------------------------------------------------------------------------
       1,000     Novellus Systems, Inc.*                                  55,125
--------------------------------------------------------------------------------
      10,000     Speedfam International, Inc.*                           120,000
--------------------------------------------------------------------------------
                                                                         265,125
--------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR MANUFACTURING (2.55%)
      10,000     Analog Devices, Inc.*                                   297,500
--------------------------------------------------------------------------------
       4,000     Sanmina Corp.*                                          255,000
--------------------------------------------------------------------------------
                                                                         552,500
--------------------------------------------------------------------------------

FINANCE - CONSUMER/COMMERCIAL LOANS (1.06%)
       7,500     Citigroup, Inc.                                         229,218
--------------------------------------------------------------------------------

FINANCE - EQUITY REIT (6.01%)
      12,000     Camden Property Trust                                   297,000
--------------------------------------------------------------------------------
      11,000     Crescent Real Estate Equities Co.                       236,500
--------------------------------------------------------------------------------
      16,000     Liberty Property Trust                                  332,000
--------------------------------------------------------------------------------
      15,000     Mack-Cali Realty Corp.                                  440,625
--------------------------------------------------------------------------------
                                                                       1,306,125
--------------------------------------------------------------------------------

FINANCE - INVESTMENT BANKERS (2.88%)
      12,000     Legg Mason, Inc.                                        404,250
--------------------------------------------------------------------------------
       2,500     Merrill Lynch & Co., Inc.                               221,093
--------------------------------------------------------------------------------
                                                                         625,343
--------------------------------------------------------------------------------


           Berger Funds     March 31, 1999 Semi-Annual Report     37

BERGER MID CAP VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


COMMON STOCK (97.38%) - CONTINUED                                 March 31, 1999
--------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                         MARKET
PRINCIPAL AMOUNT                                                           VALUE
--------------------------------------------------------------------------------

FINANCE - PUBLIC INVESTMENT FUND - FOREIGN (1.95%)
      18,000     Emerging Markets
                 Telecommunications Fund*                              $ 167,625
---------------------------------------------------------------------------------
      32,000     Morgan Stanley Asia Pacific Fund, Inc.                  256,000
---------------------------------------------------------------------------------
                                                                         423,625
---------------------------------------------------------------------------------

FINANCE - PUBLICLY TRADED INVESTMENT FUND (1.36%)
      12,000     H & Q Healthcare Investors Fund*                        157,500
--------------------------------------------------------------------------------
      12,500     H & Q Life Science Investments
                 Fund*                                                   137,500
--------------------------------------------------------------------------------
                                                                         295,000
--------------------------------------------------------------------------------

FINANCE - SAVINGS & LOANS (0.32%)
      22,000     Life Financial Corp.*                                    68,750
--------------------------------------------------------------------------------

FINANCIAL SERVICES - MISCELLANEOUS (2.08%)
       7,000     Heller Financial, Inc.                                  164,500
--------------------------------------------------------------------------------
      12,000     MBNA Corp.                                              286,500
--------------------------------------------------------------------------------
                                                                         451,000
--------------------------------------------------------------------------------

INSURANCE - PROPERTY/CASUALTY/TITLE (3.73%)
       4,000     CNA Financial Corp.*                                    155,250
--------------------------------------------------------------------------------
       8,500     Everest Reinsurance Holdings, Inc.                      265,093
--------------------------------------------------------------------------------
      14,000     IPC Holdings, Ltd.                                      278,250
--------------------------------------------------------------------------------
       6,000     Old Republic International Corp.                        109,500
--------------------------------------------------------------------------------
                                                                         808,093
--------------------------------------------------------------------------------

LEISURE - TOYS/GAMES/HOBBY (2.13%)
      16,000     Hasbro, Inc.                                            463,000
--------------------------------------------------------------------------------

MACHINERY - GENERAL/INDUSTRIAL (1.32%)
       5,000     Aeroquip-Vickers, Inc.                                  286,562
--------------------------------------------------------------------------------

MEDIA - NEWSPAPERS (0.53%)
       8,500     Hollinger International, Inc.                           115,281
--------------------------------------------------------------------------------

MEDICAL - DENTAL SUPPLIES (2.09%)
       5,500     Dentsply International, Inc.                            127,875
--------------------------------------------------------------------------------
      27,000     Sola International, Inc.*                               325,687
--------------------------------------------------------------------------------
                                                                         453,562
--------------------------------------------------------------------------------

MEDICAL - HEALTH MAINTANENCE ORGANIZATIONS (0.91%)
      11,500     Humana Inc.*                                            198,375
--------------------------------------------------------------------------------

MEDICAL - PRODUCTS (0.75%)
       3,000     Teradyne, Inc.*                                         163,687
--------------------------------------------------------------------------------

OFFICE EQUIPMENT - EQUIPMENT & AUTOMATION (2.33%)
      23,000     HON Industries, Inc.                                    504,562
--------------------------------------------------------------------------------

OIL & GAS - DRILLING (1.36%)
      17,000     Noble Drilling Corp.*                                   294,312
--------------------------------------------------------------------------------

OIL & GAS - FIELD SERVICES (0.92%)
       8,500     BJ Services Co.*                                        199,218
--------------------------------------------------------------------------------

OIL & GAS - INTERNATIONAL SPECIALTY (1.15%)
       6,000     Murphy Oil Corp.                                        249,000
--------------------------------------------------------------------------------

OIL & GAS - U.S. EXPLORATION & PRODUCTION (4.05%)
       4,000     Apache Corp.                                            104,250
--------------------------------------------------------------------------------
       5,000     Barrett Resources Corp.*                                125,312
--------------------------------------------------------------------------------
      10,000     Devon Energy Corp.                                      275,625
--------------------------------------------------------------------------------
      12,000     Mitchell Energy & Development
                 Corp. Class A                                           149,250
--------------------------------------------------------------------------------
      18,000     Mitchell Energy & Development
                 Corp. Class B*                                          225,000
--------------------------------------------------------------------------------
                                                                         879,437
--------------------------------------------------------------------------------

OIL & GAS - U.S. INTEGRATED (0.68%)
       4,500     Kerr-McGee Corp.                                        147,656
--------------------------------------------------------------------------------

PAPER & PAPER PRODUCTS (0.55%)
       3,500     Potlatch Corp.                                          118,781
--------------------------------------------------------------------------------

POLLUTION CONTROL - SERVICES (1.23%)
       6,000     Waste Management, Inc.*                                 266,250
--------------------------------------------------------------------------------

RETAIL - APPAREL/SHOE (4.59%)
      11,500     Payless Shoe Source, Inc.*                              534,750
--------------------------------------------------------------------------------
      10,500     Ross Stores Inc.                                        460,031
--------------------------------------------------------------------------------
                                                                         994,781
--------------------------------------------------------------------------------

RETAIL - DEPARTMENT STORES (3.20%)
       2,000     Consolidated Stores Corp.*                               60,625
--------------------------------------------------------------------------------
       5,000     Dillard's, Inc.                                         126,875
--------------------------------------------------------------------------------
      16,000     Federated Departmental Stores                           246,000
--------------------------------------------------------------------------------
      10,000     Saks Inc.*                                              260,000
--------------------------------------------------------------------------------
                                                                         693,500
--------------------------------------------------------------------------------

RETAIL - DRUG STORES (0.56%)
       4,000     Longs Drug Stores Corp.                                 121,750
--------------------------------------------------------------------------------

RETAIL - MISCELLANEOUS DIVERSIFIED (0.52%)
      14,000     Pier 1 Imports, Inc.                                    113,750
--------------------------------------------------------------------------------

SHOES & RELATED APPAREL (1.58%)
      36,000     Wolverine World Wide, Inc.                              342,000
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT (1.13%)
       2,500     Tellabs, Inc.*                                          244,375
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURING (1.11%)
       3,500     Tommy Hilfiger Corp.*                                   241,062
--------------------------------------------------------------------------------

TRANSPORTATION - SERVICES (1.62%)
       6,500     Expeditors International of
                 Washington, Inc.                                        351,000
--------------------------------------------------------------------------------

TRANSPORTATION - SHIPPING (1.11%)
      14,000     Knightsbridge Tankers Ltd.                              241,500
--------------------------------------------------------------------------------

TRUCKS & PARTS - HEAVY DUTY (0.64%)
      18,000     Stewart & Stevenson Services, Inc.                      138,375
--------------------------------------------------------------------------------

UTILITY - GAS DISTRIBUTION (1.63%)
       9,000     National Fuel Gas Co.                                   353,250
--------------------------------------------------------------------------------


           38     Semi-Annual Report March 31, 1999     Berger Funds

BERGER MID CAP VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


COMMON STOCK (97.38%) - CONTINUED                                 March 31, 1999
--------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                         MARKET
PRINCIPAL AMOUNT                                                           VALUE
--------------------------------------------------------------------------------

UTILITY - TELEPHONE (1.90%)
       3,000     Telecomunicacoes Brasileiras
                 S.A. - Telebras*                                    $   241,875
--------------------------------------------------------------------------------
       3,000     Telephone and Data Systems, Inc.                        169,512
--------------------------------------------------------------------------------
                                                                         411,387
--------------------------------------------------------------------------------
Total Common Stock
(cost $19,533,429)                                                    21,120,531
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.44%)                                      March 31, 1999
    $747,000     State Street Repurchase Agreement,
                 4.82% dated March 31, 1999 to be
                 repurchased at $747,100 on
                 April 1, 1999, collateralized by
                 U.S. Treasury Bond -
                 January 25, 2007, with a
                 value of $764,400.                                  $   747,000
--------------------------------------------------------------------------------
Total Repurchase Agreement
(cost $747,000)                                                          747,000
--------------------------------------------------------------------------------

Total Investments (cost $20,280,429) (100.82%)                        21,867,531
--------------------------------------------------------------------------------
Total Liabilities, Less Cash and Other Assets (-0.82%)                  (178,551)
--------------------------------------------------------------------------------
Net Assets (100.00%)                                                 $21,688,980
--------------------------------------------------------------------------------

* Non-income producing security.

See notes to financial statements


           Berger Funds     March 31, 1999 Semi-Annual Report     39

BERGER MID CAP VALUE FUND

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------

                                                                                               March 31, 1999
                                                                                                  (Unaudited)
-------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at cost                                                                              $20,280,429
-------------------------------------------------------------------------------------------------------------
Investments, at value                                                                             $21,867,531
-------------------------------------------------------------------------------------------------------------
Cash                                                                                                      666
-------------------------------------------------------------------------------------------------------------
Receivables
  Investment securities sold                                                                          169,164
-------------------------------------------------------------------------------------------------------------
  Fund shares sold                                                                                    149,137
-------------------------------------------------------------------------------------------------------------
  Dividends                                                                                            36,060
-------------------------------------------------------------------------------------------------------------
  Interest                                                                                                100
-------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                  22,222,658
-------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables
  Investment securities purchased                                                                     316,421
-------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                                                191,163
-------------------------------------------------------------------------------------------------------------
  Accrued investment advisory fees                                                                     14,033
-------------------------------------------------------------------------------------------------------------
  Accrued custodian and accounting fees                                                                 1,309
-------------------------------------------------------------------------------------------------------------
  Accrued transfer agent fees                                                                             352
-------------------------------------------------------------------------------------------------------------
  Accrued 12b-1 fees                                                                                    4,678
-------------------------------------------------------------------------------------------------------------
  Accrued audit fees                                                                                    5,536
-------------------------------------------------------------------------------------------------------------
  Accrued administrative service fees                                                                     186
-------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                533,678
-------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                                       $21,688,980
-------------------------------------------------------------------------------------------------------------

Capital Shares
  Authorized (Par Value $0.01)                                                                      Unlimited
-------------------------------------------------------------------------------------------------------------
  Shares Outstanding                                                                                1,942,929
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                          $     11.16
-------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------

                                                                                             Six Months Ended
                                                                                               March 31, 1999
                                                                                                  (Unaudited)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Dividends                                                                                       $   200,827
-------------------------------------------------------------------------------------------------------------
  Interest                                                                                             57,912
-------------------------------------------------------------------------------------------------------------
     Total Income                                                                                     258,739
-------------------------------------------------------------------------------------------------------------

EXPENSES
  Investment advisory fees                                                                             82,859
-------------------------------------------------------------------------------------------------------------
  Administrative services fee                                                                           1,105
-------------------------------------------------------------------------------------------------------------
  Accounting fees                                                                                       4,443
-------------------------------------------------------------------------------------------------------------
  Custodian fees                                                                                       13,177
-------------------------------------------------------------------------------------------------------------
  Transfer agent fees                                                                                  26,846
-------------------------------------------------------------------------------------------------------------
  Registration fees                                                                                     6,387
-------------------------------------------------------------------------------------------------------------
  12b-1 fees                                                                                           27,620
-------------------------------------------------------------------------------------------------------------
  Audit fees                                                                                            5,136
-------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                              655
-------------------------------------------------------------------------------------------------------------
  Trustees' fees and expenses                                                                             976
-------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                                              10,414
-------------------------------------------------------------------------------------------------------------
  Other expenses                                                                                          342
-------------------------------------------------------------------------------------------------------------
     Gross Expenses                                                                                   179,960
-------------------------------------------------------------------------------------------------------------
     Less earnings credits                                                                               (844)
-------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                     179,116
-------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss)                                                                      79,623
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on securities and foreign currency transactions                            1,247,133
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on futures contracts                                                         116,325
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on securities and foreign
  currency transactions                                                                             2,481,512
-------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions            3,844,970
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   $ 3,924,593
-------------------------------------------------------------------------------------------------------------

See notes to financial statements.


           40     Semi-Annual Report March 31, 1999     Berger Funds

 BERGER MID CAP VALUE FUND

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                                         Six Months Ended            Period from
                                                                           March 31, 1999  August 12, 1998(1) to
                                                                              (Unaudited)     September 30, 1998
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                  $    79,623            $    62,607
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on securities and foreign currency transactions        1,247,133               (122,356)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on futures contracts                                     116,325               (431,756)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on securities and
  foreign currency transactions                                                 2,481,512               (894,410)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations                 3,924,593             (1,385,915)
----------------------------------------------------------------------------------------------------------------
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                            (116,337)                    --
----------------------------------------------------------------------------------------------------------------
Net realized gains on investments                                                      --                     --
----------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Dividends and Distributions to Shareholders      (116,337)                    --
----------------------------------------------------------------------------------------------------------------


FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                                       2,671,020             21,855,353
----------------------------------------------------------------------------------------------------------------
Net asset value of shares issued in reinvestment of dividends
  and distributions                                                               114,596                     --
----------------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                                   (4,615,348)              (758,982)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from Fund Share Transactions     (1,829,732)            21,096,371
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                           1,978,524             19,710,456
----------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                            19,710,456                     --
----------------------------------------------------------------------------------------------------------------
End of period                                                                 $21,688,980            $19,710,456
----------------------------------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                                       $19,266,639            $21,096,371
----------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                                         25,893                 62,607
----------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investments                           809,346               (554,112)
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of securities and foreign
  currency transactions                                                         1,587,102               (894,410)
----------------------------------------------------------------------------------------------------------------
  Total                                                                       $21,688,980            $19,710,456
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN FUND SHARES
----------------------------------------------------------------------------------------------------------------
Shares sold                                                                       246,266              2,193,503
----------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of dividends and distributions       10,513                     --
----------------------------------------------------------------------------------------------------------------
Shares repurchased                                                               (426,445)               (80,908)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares                                                (169,666)             2,112,595
----------------------------------------------------------------------------------------------------------------
Shares outstanding, beginning of period                                         2,112,595                     --
----------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                               1,942,929              2,112,595
----------------------------------------------------------------------------------------------------------------

1. Commencement of investment operations.

See notes to financial statements.


           Berger Funds     March 31, 1999 Semi-Annual Report     41

[PHOTO]

BERGER 100 FUND
-------------------------------------------------------------------------------
- Ticker Symbol  BEONX
-------------------------------------------------------------------------------
- Fund Number    43
-------------------------------------------------------------------------------
PORTFOLIO MANAGER'S COMMENTARY   Patrick S. Adams
-------------------------------------------------------------------------------

PERFORMANCE
The Berger 100 Fund (the "Fund") gained 35.21%(1) for the six-month period ending March 31, 1999, which outpaced the 27.32% return for the Standard & Poor's (S&P) 500 Index(2) and outperformed the 19.96% gain for the S&P MidCap 400 Index(3) over that same time frame.

Our Fund focuses on investments in mid to large cap growth companies. The best comparison for our performance is an equal weighting of large and mid cap indexes. A broad market rally occurred between October 1998 and January 1999. In the first quarter 1999, the market narrowed and the very largest cap companies once again dominated performance, as they had for most of 1998. The S&P MidCap 400 Index and our Fund significantly outperformed the S&P 500 Index in the fourth quarter 1998. Our Fund outperformed the S&P MidCap 400 Index and was slightly behind the S&P 500 Index for the first quarter 1999.

PERIOD IN REVIEW
The U.S. economy continued its robust growth in the first quarter, driven by healthy consumer spending, strength in the housing sector, stable inflation rates and tight labor markets. The global environment is still in question, however, attention has shifted from Asia to Latin America. The Pacific-Rim region seems to have bottomed and Latin America, specifically Brazil, will most likely keep pressure on the Federal Reserve Board to hold down interest rates. Rising rates would have a negative impact on Brazil and other Latin America trading partners. All of these factors will continue to have implications for the U.S. economy going forward.

An overweighting in technology and retail sectors, 29% and 9% respectively, contributed positively to Fund performance during this period. Good performers included semiconductor manufacturers Xilinx (3.9% of total Fund assets), Maxim Integrated Products (1.6% of assets) and Texas Instruments (1.1% of assets); semiconductor equipment manufacturer Lam Research (0.9% of assets); and wide area network provider Ascend Communications (1.7% of assets). Intel (no longer held in the Fund) also had good gains. We believe the semiconductor industry will continue its vigorous growth in the near and long term because of its pivotal role in the build out of electronic commerce and wireless communications.

Specialty retail companies Consolidated Stores (4.7% of assets), Abercrombie & Fitch (1.9% of assets) and Tommy Hilfiger (2.5% of assets) also aided performance. We believe this sector will be able to take advantage of a continued strong domestic economy.

We expect the overall market to begin to catch up to those stocks responsible for the first quarter 1999 gains in the S&P 500 because the U.S. economy is enjoying robust growth and the market tends to broaden when the economy is strong. Our Fund currently has 46% of total assets allocated to mid cap stocks with a market cap of $1 to $10 billion and 49% to larger cap stocks with a market cap over $10 billion. We believe these allocations position our Fund to take advantage of a broadening market, one in which mid to large cap stocks should outperform the giant (largest) cap stocks because of their substantial discount in valuation and comparable fundamentals.

LOOKING AHEAD
Although we are cautiously optimistic that the market will continue its positive trend, three things concern us: narrowness of the market, the temporary effect that Y2K spending patterns have on hardware and software technology demand and the possible negative impact of the global economy on the U.S economy.

Looking forward, we continue to strongly emphasize our philosophy: earnings growth will be the primary driver of stock prices. We believe there will be continued volatility in the markets. In fact, if the market remains narrow, with performance concentrated in a few of the largest cap securities, we could see a major correction similar to the one in 1998. On the positive side, however, this should provide excellent investment opportunities in superior growth stocks. We will use our fundamental, bottom-up (company by company stock selection) approach to stock selection to attempt to identify and take advantage of those opportunities.

1. Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2. The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.

3. The S&P MidCap 400 Index is an unmanaged index, with dividends reinvested, and is generally representative of the market for stocks for mid-sized companies. One cannot invest directly in an index.


           42     Semi-Annual Report March 31, 1999     Berger Funds

BERGER 100 FUND

-------------------------------------------------------------------------------
PERFORMANCE OVERVIEW
-------------------------------------------------------------------------------

COMPARISION OF CHANGE IN VALUE OF BERGER 100 FUND VS. S&P 500 INDEX AND COST OF LIVING INDEX

[GRAPH]

                                                                 Cost of Living
                        Berger 100 Fund         S&P 500 Index    Index
12/30/1989                   $10,000              $10,000           $10,000
3/31/1990                    $13,016              $11,923           $10,523
3/31/1991                    $16,616              $13,641           $11,038
3/31/1992                    $23,229              $15,143           $11,390
3/31/1993                    $26,018              $17,447           $11,742
3/31/1994                    $30,080              $17,703           $12,036
3/31/1995                    $29,837              $20,456           $12,379
3/31/1996                    $37,899              $27,017           $12,731
3/31/1997                    $38,163              $32,373           $13,083
3/31/1998                    $54,310              $47,902           $13,262
3/31/1999                    $55,477              $56,745           $13,491

BERGER 100 FUND*
AVERAGE ANNUAL TOTAL RETURN

As of March 31, 1999
--------------------
1 Year         2.15%
--------------------
5 Year        13.02%
--------------------
10 Year       18.69%
--------------------

* Performance figures are historical and do not represent future results. Investment returns and principal value will vary, and you may have a loss when you sell shares.


           Berger Funds     March 31, 1999 Semi-Annual Report     43

BERGER 100 FUND

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------


COMMON STOCK (91.21%)                                            March 31, 1999
-------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                        MARKET
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------

BANKS - MONEY CENTER (2.99%)
     616,800     BankAmerica Corp.                               $   43,561,500
-------------------------------------------------------------------------------

BANKS - SUPER REGIONAL (3.63%)
     961,200     Banc One Corp.                                      52,926,075
-------------------------------------------------------------------------------

BEVERAGES - SOFT DRINKS (5.10%)
     785,000     Pepsico, Inc.                                       30,762,187
-------------------------------------------------------------------------------
   2,005,000     The Pepsi Bottling Group, Inc.*                     43,483,437
-------------------------------------------------------------------------------
                                                                     74,245,624
-------------------------------------------------------------------------------

COMPUTER - GRAPHICS (5.38%)
   3,042,550     Cadence Design Systems, Inc.*                       78,345,662
-------------------------------------------------------------------------------

COMPUTER - LOCAL NETWORKS (1.67%)
     290,600     Ascend Communications, Inc.*                        24,319,587
-------------------------------------------------------------------------------

COMPUTER SOFTWARE - ENTERPRISE (0.00%)
         838     Structural Dynamics Research Corp.*                     15,974
-------------------------------------------------------------------------------

DIVERSIFIED OPERATIONS (2.56%)
     520,000     Tyco International, Ltd.                            37,310,000
-------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR EQUIPMENT (1.52%)
     150,000     Applied Materials, Inc.*                             9,253,125
-------------------------------------------------------------------------------
     445,000     Lam Research Corp.*                                 12,905,000
-------------------------------------------------------------------------------
                                                                     22,158,125
-------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR MANUFACTURING (16.60%)
     768,300     Altera Corp.*                                       45,713,850
-------------------------------------------------------------------------------
     442,800     Maxim Integrated Products, Inc.*                    23,966,550
-------------------------------------------------------------------------------
     679,400     Micron Technology, Inc.*                            32,781,050
-------------------------------------------------------------------------------
     908,900     Motorola, Inc.                                      66,576,925
-------------------------------------------------------------------------------
     156,000     Texas Instruments Inc.                              15,483,000
-------------------------------------------------------------------------------
   1,410,900     Xilinx, Inc.*                                       57,229,631
-------------------------------------------------------------------------------
                                                                    241,751,006
-------------------------------------------------------------------------------

FINANCE - CONSUMER LOANS (6.47%)
     155,000     Associates First Capital Corp. Class A               6,975,000
-------------------------------------------------------------------------------
   1,913,200     Household International, Inc.                       87,289,750
-------------------------------------------------------------------------------
                                                                     94,264,750
-------------------------------------------------------------------------------

FINANCE - MORTGAGE & RELATED (1.26%)
     320,000     Federal Home Loan Mortgage Corp.                    18,280,000
-------------------------------------------------------------------------------

FINANCE - PUBLICLY TRADED INVESTMENT FUND (4.70%)
     532,200     S&P 500 Depositary Receipts                         68,387,700
-------------------------------------------------------------------------------

FINANCIAL SERVICES - MISCELLANEOUS (1.73%)
   1,069,100     Heller Financial, Inc.                              25,123,850
-------------------------------------------------------------------------------

INSURANCE - DIVERSIFIED (0.80%)
     166,300     The Equitable Cos., Inc.                            11,641,000
-------------------------------------------------------------------------------

INSURANCE - LIFE (1.39%)
     655,000     Conseco, Inc.                                       20,223,125
-------------------------------------------------------------------------------

LEISURE - PRODUCTS (0.86%)
     251,800     The Seagram Co. Ltd.                                12,590,000
-------------------------------------------------------------------------------

LEISURE - SERVICES (1.20%)
     447,500     Royal Caribbean Cruises Ltd.                        17,452,500
-------------------------------------------------------------------------------

LEISURE - TOYS/GAMES/HOBBY (1.13%)
     660,000     Mattel, Inc.                                        16,417,500
-------------------------------------------------------------------------------

MEDIA - RADIO/TV (1.93%)
     596,200     Chancellor Media Corp.*                             28,095,925
-------------------------------------------------------------------------------

MEDICAL - BIOMEDICAL/GENETICS (1.01%)
     399,100     Centocor, Inc.*                                     14,766,707
-------------------------------------------------------------------------------

MEDICAL - DRUG/DIVERSIFIED (1.54%)
     338,700     Warner-Lambert Co.                                  22,417,706
-------------------------------------------------------------------------------

MEDICAL - ETHICAL DRUGS (2.49%)
     520,900     Elan Corp. PLC*                                     36,332,775
-------------------------------------------------------------------------------

MEDICAL - MEDICAL/DENTAL SERVICES (0.65%)
     250,000     Quintiles Transnational Corp.*                       9,437,500
-------------------------------------------------------------------------------

MEDICAL - PRODUCTS (0.95%)
     254,300     Teradyne, Inc.*                                     13,875,243
-------------------------------------------------------------------------------

MEDICAL - WHOLESALE DRUG/SUNDRIES (2.56%)
     564,500     McKesson HBOC, Inc.                                 37,257,000
-------------------------------------------------------------------------------

OIL & GAS - MACHINERY/EQUIPMENT (0.23%)
     100,000     Cooper Cameron Corp.*                                3,387,500
-------------------------------------------------------------------------------

OIL & GAS - U.S. INTEGRATED (1.13%)
     600,000     USX-Marathon Corp.                                  16,500,000
-------------------------------------------------------------------------------

PAPER & PAPER PRODUCTS (0.97%)
     333,600     International Paper Co.                            14,073,750
-------------------------------------------------------------------------------

POLLUTION CONTROL - SERVICES (3.85%)
   1,263,160     Waste Management, Inc.*                             56,052,725
-------------------------------------------------------------------------------

RETAIL - APPAREL/SHOE (2.54%)
     299,800     Abercrombie & Fitch Co.*                            27,581,600
-------------------------------------------------------------------------------
     216,200     Ross Stores Inc.                                     9,472,262
-------------------------------------------------------------------------------
                                                                     37,053,862
-------------------------------------------------------------------------------

RETAIL - DEPARTMENT STORES (4.70%)
   2,256,300     Consolidated Stores Corp.*                          68,394,093
-------------------------------------------------------------------------------

RETAIL/WHOLESALE - BUILDING PRODUCTS (0.42%)
     100,000     Lowes Cos., Inc.                                     6,050,000
-------------------------------------------------------------------------------

RETAIL/WHOLESALE - OFFICE SUPPLIES (1.23%)
     484,800     Office Depot, Inc.*                                 17,846,700
-------------------------------------------------------------------------------


           44     Semi-Annual Report March 31, 1999     Berger Funds

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------


COMMON STOCK (91.21%)-CONTINUED                                  March 31, 1999
-------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                        MARKET
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT (1.68%)
     250,000     Ciena Corp.*                                    $    5,625,000
-------------------------------------------------------------------------------
     175,000     Lucent Technologies, Inc.                           18,856,250
-------------------------------------------------------------------------------
                                                                     24,481,250
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES (1.87%)
     270,000     AT & T Corp.                                        21,549,375
-------------------------------------------------------------------------------
      65,000     MCI WorldCom, Inc.*                                  5,756,562
-------------------------------------------------------------------------------
                                                                     27,305,937
-------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURING (2.47%)
     524,000     Tommy Hilfiger Corp.*                               36,090,500
-------------------------------------------------------------------------------
Total Common Stock
(cost $1,137,088,232)                                             1,328,433,151
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (11.92%)
-------------------------------------------------------------------------------
 $30,000,000     Federal Home Loan Mortgage
                 Corp. Discount Note - 4.75%,
                 4/29/99                                         $   29,889,166
-------------------------------------------------------------------------------
  10,000,000     Federal Home Loan Mortgage
                 Corp. Discount Note - 4.76%,
                 4/26/99(1)                                           9,966,944
-------------------------------------------------------------------------------
  22,000,000     Federal Home Loan Mortgage
                 Corp. Discount Note - 4.75%,
                 4/19/99(1)                                          21,947,750
-------------------------------------------------------------------------------
  50,000,000     Federal Home Loan Mortgage
                 Association Discount Note -
                 4.73%, 4/19/99                                      49,881,750
-------------------------------------------------------------------------------
  13,000,000     Federal Home Loan Mortgage
                 Association Discount Note -
                 4.72%, 4/16/99                                      12,974,433
-------------------------------------------------------------------------------
  49,000,000     Federal Home Loan Mortgage
                 Corp. Discount Note - 4.76%,
                 4/14/99(1)                                          48,915,774
-------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
(cost $ 173,575,817)                                                173,575,817
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT (2.05%)
-------------------------------------------------------------------------------
  29,837,000     State Street Repurchase Agreement,
                 4.82% dated March 31, 1999 to be
                 repurchased at $29,840,995 on
                 April 1, 1999, collateralized by U.S.
                 Treasury Bond - October 25, 2010,
                 with a value of $30,434,660.                        29,837,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
(cost $29,837,000)                                                   29,837,000
-------------------------------------------------------------------------------
Total Investments (cost $1,340,501,049) (105.18%)                 1,531,845,968
-------------------------------------------------------------------------------
Total Liabilities, Less Cash and Other Assets (-5.18%)             (75,395,539)
-------------------------------------------------------------------------------
Net Assets (100.00%)                                             $1,456,450,429
-------------------------------------------------------------------------------

OPEN FUTURES CONTRACTS AT MARCH 31, 1999
-------------------------------------------------------------------------------
                                   Opening            Current
Number of         Contract          Market            Market         Realized
Contracts          Type             Value             Value         Gain (Loss)
-------------------------------------------------------------------------------
  175            Long S&P
                 500 Stock
                 Index
                 June 1999
                 Futures         $57,548,457        $56,581,875      $(966,582)
-------------------------------------------------------------------------------

1. Collateral for futures contracts.

*    Non-income producing security.

PLC - Public Limited Company.

See notes to financial statements.


           Berger Funds     March 31, 1999 Semi-Annual Report     45

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

                                                                                                    March 31, 1999
                                                                                                       (Unaudited)
-------------------------------------------------------------------------------------------------------------------

ASSETS
Investments, at cost                                                                                 $1,340,501,049
-------------------------------------------------------------------------------------------------------------------
Investments, at value                                                                                $1,531,845,968
-------------------------------------------------------------------------------------------------------------------
Cash                                                                                                            550
-------------------------------------------------------------------------------------------------------------------
Receivables
  Investment securities sold                                                                             39,690,146
-------------------------------------------------------------------------------------------------------------------
  Fund shares sold                                                                                          267,663
-------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                               1,427,502
-------------------------------------------------------------------------------------------------------------------
  Interest                                                                                                    3,994
-------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                     1,573,235,823
-------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables
  Investment securities purchased                                                                       111,258,717
-------------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                                                    2,056,152
-------------------------------------------------------------------------------------------------------------------
  Variation margin                                                                                          980,000
-------------------------------------------------------------------------------------------------------------------
  Accrued investment advisory fees                                                                          936,187
-------------------------------------------------------------------------------------------------------------------
  Accrued custodian and accounting fees                                                                      44,177
-------------------------------------------------------------------------------------------------------------------
  Accrued transfer agent fees                                                                               532,094
-------------------------------------------------------------------------------------------------------------------
  Accrued 12b-1 fees                                                                                        312,063
-------------------------------------------------------------------------------------------------------------------
  Accrued audit fees                                                                                         17,401
-------------------------------------------------------------------------------------------------------------------
  Accrued administrative service fees                                                                        12,483
-------------------------------------------------------------------------------------------------------------------
  Accrued shareholder reports                                                                               636,120
-------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                  116,785,394
-------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                                          $1,456,450,429
-------------------------------------------------------------------------------------------------------------------

Capital Shares
  Authorized (Par Value $0.01)                                                                            Unlimited
-------------------------------------------------------------------------------------------------------------------
  Shares Outstanding                                                                                     96,206,913
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                             $        15.14
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

                                                                                                   Six Months Ended
                                                                                                     March 31, 1999
                                                                                                        (Unaudited)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Dividends                                                                                          $    4,079,588
-------------------------------------------------------------------------------------------------------------------
  Interest                                                                                                2,997,836
-------------------------------------------------------------------------------------------------------------------
     Total Income                                                                                         7,077,424
-------------------------------------------------------------------------------------------------------------------

EXPENSES
  Investment advisory fees                                                                                5,481,338
-------------------------------------------------------------------------------------------------------------------
  Administrative services fee                                                                                73,085
-------------------------------------------------------------------------------------------------------------------
  Accounting fees                                                                                            75,906
-------------------------------------------------------------------------------------------------------------------
  Custodian fees                                                                                             66,422
-------------------------------------------------------------------------------------------------------------------
  Transfer agent fees                                                                                     1,621,240
-------------------------------------------------------------------------------------------------------------------
  12b-1 fees                                                                                              1,827,113
-------------------------------------------------------------------------------------------------------------------
  Audit fees                                                                                                 17,001
-------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                                 29,627
-------------------------------------------------------------------------------------------------------------------
  Trustees' fees and expenses                                                                                64,358
-------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                                                 1,024,161
-------------------------------------------------------------------------------------------------------------------
  Other expenses                                                                                             15,772
-------------------------------------------------------------------------------------------------------------------
     Gross Expenses                                                                                      10,296,023
-------------------------------------------------------------------------------------------------------------------
     Less fees paid indirectly                                                                             (120,794)
-------------------------------------------------------------------------------------------------------------------
     Less earnings credits                                                                                  (17,816)
-------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                        10,157,413
-------------------------------------------------------------------------------------------------------------------
     Net Investment Income (Loss)                                                                        (3,079,989)
-------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on securities and foreign currency transactions                                183,179,023
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on futures contracts                                                             1,014,074
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on securities and foreign currency transactions    253,419,985
-------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions                437,613,082
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING/FROM OPERATIONS                                      $  434,533,093
-------------------------------------------------------------------------------------------------------------------

See notes to financial statements.


           46     Semi-Annual Report March 31, 1999     Berger Funds

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                             Six Months Ended
                                                                                               March 31, 1999          Year Ended
                                                                                                  (Unaudited)  September 30, 1998
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                                      $(3,079,989)       $(6,562,949)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on securities and foreign currency transactions                          183,179,023         104,647,304
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on futures contracts                                                       1,014,074                  --
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on securities and
 foreign currency transactions                                                                    253,419,985        (344,876,495)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations                                   434,533,093        (246,792,140)
---------------------------------------------------------------------------------------------------------------------------------
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                                      --                 --
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains on investments                                                                (100,317,158)       (600,637,304)
---------------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Dividends and Distributions to Shareholders                      (100,317,158)       (600,637,304)
---------------------------------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                                                          75,737,140         290,185,487
---------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued in reinvestment of dividends and distributions                    97,504,772         585,186,009
---------------------------------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                                                     (337,835,664)       (640,161,573)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from Fund Share Transactions                       (164,593,752)        235,209,923
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                                             169,622,183        (612,219,521)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                                             1,286,828,246       1,899,047,767
---------------------------------------------------------------------------------------------------------------------------------
End of period                                                                                  $1,456,450,429      $1,286,828,246
---------------------------------------------------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                                                        $1,090,233,812      $1,254,827,564
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                                                         (3,237,511)           (157,522)
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investments                                           178,109,209          94,233,270
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of securities and foreign currency transactions        191,344,919         (62,075,066)
---------------------------------------------------------------------------------------------------------------------------------
  Total                                                                                        $1,456,450,429      $1,286,828,246
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                         5,495,822          19,158,620
---------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of dividends and distributions                        7,075,819          42,594,228
---------------------------------------------------------------------------------------------------------------------------------
Shares repurchased                                                                                (23,689,575)        (42,694,648)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares                                                                 (11,117,934)         19,058,200
---------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, beginning of period                                                           107,324,847          88,266,647
---------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                                                  96,206,913         107,324,847
---------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.


           Berger Funds     March 31, 1999 Semi-Annual Report     47

BERGER/BIAM INTERNATIONAL FUND
--------------------------------------------------------------------------------
- Ticker Symbol  BBINX
--------------------------------------------------------------------------------
- Fund Number    349
--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S COMMENTARY          BANK OF IRELAND ASSET
                                        MANAGEMENT (U.S.) LTD.
--------------------------------------------------------------------------------

PERFORMANCE
The Berger/BIAM International Fund (the "Fund") had a total return of 23.11%(1) for the six-month period ended March 31, 1999, compared to 22.51% for the MSCI EAFE Index.(2)

Global equity markets rebounded strongly for the fourth quarter 1998, prompted primarily by interest rate reductions in the U.S. and Europe. In contrast, global markets turned in mixed performances in the first quarter 1999.

The long-awaited birth of the euro got European stock markets off to a flying start in January, but they lost some ground that was recovered somewhat by the end of the period. The Japanese market benefited from a more positive sentiment among investors but moved sideways except for a period when it was driven by overseas buying. In the rest of the Pacific region, however, markets turned in varied results.

PERIOD IN REVIEW
Stocks in the Growth in Telecommunications theme led our portfolio higher this period. The most notable performers in the quarter ended December 31, 1998 were KPN (1.1% of total Fund assets) and Alcatel Alsthom (1.0% of assets). Alcatel, with Fujistu of Japan, was awarded the supply contract for the 18,000 mile trans-Pacific cable link between Australia and the U.S. Mannesmann, a German quoted conglomerate, (4.0% of assets) had a strong first quarter 1999, and two of our largest telecommunications holdings - Vodafone (3.1% of assets) and Telecom Italia (3.0% of assets) - were involved in the merger and acquisition activity that engulfed global telecommunications companies. KPN in the Netherlands and Tele Danmark both underperformed in the first quarter 1999 due to somewhat disappointing results and a bout of profit taking.

Stocks in the Positive Banking Environment theme strengthened significantly and our Fund particularly benefited from performances by Barclays Bank (2.3% of assets) and National Australia Bank (1.8% of assets). One portfolio holding bucked this positive trend - Bayerische HypoVereinsbank (0.9% of assets), which suffered as a result of issues arising from events that took place prior to the merger that formed the new entity last year. In an effort to clear the air, HypoVereinsbank announced the hiring of an outside auditor to review its accounts.

In our Technological Innovation theme, some Japanese-quoted stocks made a positive contribution to the portfolio's performance this period. Murata Manufacturing (1.2% of assets) continues to see strong orders from European telecommunications companies and has raised net profit expectations by 12%. Canon's (2.2% of assets) calendar year 1998 results were in line with expectations and the company said its operating margins should remain solid.

Sony (2.4% of assets) made a significant contribution to the portfolio's performance during the first quarter 1999. The stock received a boost when the company announced aggressive restructuring plans, an unusual move for a Japanese company.

Stocks in the Growth in Personal Savings theme had a negative impact on the portfolio. Dutch Company ING (3.3% of assets), which saw its fourth quarter profit decline, led the group lower. Prudential (2.0% of assets), the UK's largest insurance company, experienced several rounds of profit taking even after it announced satisfactory earnings results and its intent to purchase a British company that represents enhanced shareholder value.

Pharmaceutical stocks in the Healthcare Needs theme also suffered during the first quarter. The biggest decliner among these stocks was Novartis (2.1% of assets), which fell after the company revealed a slow down in sales.

LOOKING AHEAD
We remain concerned about prospects for significant corporate earnings growth in light of the low growth rates forecasted for the global economy. Additionally, equity market strength in most countries is narrowly concentrated and momentum investing remains the flavor of the day. The degree of narrowness of strength in the U.S. equity market has been well documented. Unfortunately, the same is true, though to a varying extent, in international equity markets.

Value is emerging in certain areas, but ongoing company profit warnings and subsequent sharp drops in share prices make stock selection treacherous. Given this backdrop, we seek companies with visible earnings growth momentum even though the market now demands an ever-increasing price for good earnings news.

We are looking for companies that are willing to take advantage of the restructuring opportunities that now exist given the low interest-rate environment around the world. This is specifically true of Europe. There have been some encouraging signs in Japan, although to date the progress has been slow.

1. Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2. The Morgan Stanley Capital International EAFE Index represents major overseas stock markets. It is an unmanaged index, with dividends reinvested. One cannot invest directly in an index.


           48     Semi-Annual Report March 31, 1999     Berger Funds

BERGER/BIAM INTERNATIONAL FUND

-------------------------------------------------------------------------------
PERFORMANCE OVERVIEW
-------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF BERGER/BIAM INTERNATIONAL FUND VS. EAFE INDEX AND COST OF LIVING INDEX

[GRAPH]

              Berger/BIAM            EAFE            Cost of
              International Fund     Index           Living Index
7/31/1989          $10,000           $10,000          $10,000
3/31/1990          $12,640           $8,388           $10,346
3/31/1991          $12,550           $8,628           $10,852
3/31/1992          $13,450           $7,963           $11,198
3/31/1993          $15,320           $8,919           $11,543
3/31/1994          $18,520           $10,956          $11,833
3/31/1995          $18,620           $11,654          $12,170
3/31/1996          $23,060           $13,130          $12,516
3/31/1997          $25,739           $13,361          $12,862
3/31/1998          $29,988           $15,889          $13,039
3/31/1999          $31,448           $16,901          $13,264

BERGER/BIAM INTERNATIONAL FUND*
AVERAGE ANNUAL TOTAL RETURN

As of March 31, 1999
------------------------------
1 Year                 4.87%
------------------------------
5 Year                11.17%
------------------------------
Life of Fund          12.59%
------------------------------
(7/31/89)

*Performance figures are historical and do not represent future results.
 Investment returns and principal value will vary, and you may have a loss when you sell shares. Performance figures are historical and, in part, reflect the performance of a pool of assets advised by BIAM (Bank of Ireland Asset Management) for periods before the Fund commenced operations on October 11, 1996, adjusted to reflect any increased expenses associated with operating the Fund. The asset pool was not registered with the Securities and Exchange Commission and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the pool had been registered, its performance might have been adversely affected.


           Berger Funds     March 31, 1999 Semi-Annual Report     49

BERGER/BIAM INTERNATIONAL FUND

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------

                                                                                                        March 31, 1999
                                                                                                            (Unaudited)
----------------------------------------------------------------------------------------------------------------------
   ASSETS
   Investment in Berger/BIAM International Portfolio ("Portfolio"), at value                            $   19,904,167
----------------------------------------------------------------------------------------------------------------------
   Receivable from fund shares sold                                                                              2,356
----------------------------------------------------------------------------------------------------------------------
        Total Assets                                                                                        19,906,523
----------------------------------------------------------------------------------------------------------------------
   LIABILITIES
   Payables
     Fund shares redeemed                                                                                      369,264
----------------------------------------------------------------------------------------------------------------------
     Accrued 12b-1 fees                                                                                          4,325
----------------------------------------------------------------------------------------------------------------------
     Accrued administrative service fees                                                                         7,785
----------------------------------------------------------------------------------------------------------------------
        Total Liabilities                                                                                      381,374
----------------------------------------------------------------------------------------------------------------------
   NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                                          $   19,525,149
----------------------------------------------------------------------------------------------------------------------
   Capital Shares
     Authorized (Par Value $0.01)                                                                            Unlimited
----------------------------------------------------------------------------------------------------------------------
     Shares Outstanding                                                                                      1,643,444
----------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                             $        11.88
----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
   STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

                                                                                                      Six Months Ended
                                                                                                        March 31, 1999
                                                                                                           (Unaudited)
----------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
     Dividends                                                                                          $      120,082
----------------------------------------------------------------------------------------------------------------------
     Interest                                                                                                   11,275
----------------------------------------------------------------------------------------------------------------------
     Foreign withholding taxes                                                                                 (12,995)
----------------------------------------------------------------------------------------------------------------------
     Portfolio expeses (net of earnings credits and fee waivers totaling $2,230)                               (93,315)
----------------------------------------------------------------------------------------------------------------------
        Net Investment Income Allocated from Portfolio                                                          25,047
----------------------------------------------------------------------------------------------------------------------
   FUND EXPENSES
     Administrative services fee                                                                                42,740
----------------------------------------------------------------------------------------------------------------------
     Registration fees                                                                                           4,931
----------------------------------------------------------------------------------------------------------------------
     12b-1 fees                                                                                                 23,745
----------------------------------------------------------------------------------------------------------------------
     Legal fees                                                                                                  1,003
----------------------------------------------------------------------------------------------------------------------
        Net Expenses                                                                                            72,419
----------------------------------------------------------------------------------------------------------------------
        Net Investment Income (Loss)                                                                           (47,372)
----------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ALLOCATED
   FROM PORTFOLIO
   Net realized gain (loss) on securities and foreign currency transactions                                   (623,318)
----------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) on securities and foreign currency transactions      4,596,420
----------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions Allocated        3,973,102
   from Portfolio
----------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       $   3,925,730
----------------------------------------------------------------------------------------------------------------------

See notes to financial statements.


           50     Semi-Annual Report March 31, 1999     Berger Funds

BERGER/BIAM INTERNATIONAL FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              Six Months Ended
                                                                                March 31, 1999              Year Ended
                                                                                   (Unaudited)      September 30, 1998
----------------------------------------------------------------------------------------------------------------------
   FROM OPERATIONS
   Net investment income (loss)                                                 $      (47,372)         $      412,713
----------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on securities and foreign currency transactions
   allocated from Portfolio                                                           (623,318)               (566,046)
----------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) on securities and
   foreign currency transactions allocated from Portfolio                            4,596,420              (1,417,196)
----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations                   3,925,730              (1,570,529)
----------------------------------------------------------------------------------------------------------------------
   FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                              (768,593)                (98,586)
----------------------------------------------------------------------------------------------------------------------
   Net realized gains on investments                                                   (32,175)               (595,013)
----------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets from Dividends and Distributions to Shareholders        (800,768)               (693,599)
----------------------------------------------------------------------------------------------------------------------
   FROM FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                                        24,436,835              14,273,535
----------------------------------------------------------------------------------------------------------------------
   Net asset value of shares issued in reinvestment of dividends and distributions     784,624                 671,358
----------------------------------------------------------------------------------------------------------------------
   Payments for shares redeemed                                                    (25,333,460)           (14,841,862)
----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Derived from Fund Share Transactions         (112,001)                103,031
----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                             3,012,961             (2,161,097)
----------------------------------------------------------------------------------------------------------------------
   NET ASSETS
   Beginning of period                                                              16,512,188              18,673,285
----------------------------------------------------------------------------------------------------------------------
   End of period                                                                $   19,525,149          $   16,512,188
----------------------------------------------------------------------------------------------------------------------

   COMPONENTS OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------
   Capital (par value and paid in surplus)                                         $16,105,300             $16,217,301
----------------------------------------------------------------------------------------------------------------------
   Undistributed (Distributions in excess of) net investment income                     (8,017)                807,948
----------------------------------------------------------------------------------------------------------------------
   Undistributed (Distributions in excess of) net realized gain from investments
      and foreign currency transactions                                             (1,240,244)               (584,751)
----------------------------------------------------------------------------------------------------------------------
   Net unrealized appreciation (depreciation) of securities and foreign currency     4,668,110                  71,690
     transactions
----------------------------------------------------------------------------------------------------------------------
     Total                                                                      $   19,525,149          $   16,512,188
----------------------------------------------------------------------------------------------------------------------

Caption>

----------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN FUND SHARES
----------------------------------------------------------------------------------------------------------------------
   Shares sold                                                                       2,133,870               1,257,896
----------------------------------------------------------------------------------------------------------------------
   Shares issued to shareholders in reinvestment of dividends and distributions         68,500                  64,871
----------------------------------------------------------------------------------------------------------------------
   Shares repurchased                                                               (2,200,496)             (1,310,950)
----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares                                                     1,874                  11,817
----------------------------------------------------------------------------------------------------------------------
   Shares outstanding, beginning of period                                           1,641,570               1,629,753
----------------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of period                                                 1,643,444               1,641,570
----------------------------------------------------------------------------------------------------------------------

   See notes to financial statements.


           Berger Funds     March 31, 1999 Semi-Annual Report     51

[PHOTO]

BERGER GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
- Ticker Symbol  BEOOX
--------------------------------------------------------------------------------
- Fund Number    44
--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S COMMENTARY        Tino R. Sellitto
--------------------------------------------------------------------------------

PERFORMANCE
The Berger Growth and Income Fund (the "Fund") gained 35.59%(1) for the six months ended March 31, 1999, which significantly outpaced the 27.32% gain of the Standard & Poor's (S&P) 500 Index(2) over the same period.

Against a backdrop of strong economic growth and moderate inflation, our Fund's continued focus on large, high-quality, consistent growth companies served us well. During the period, we had heavier weightings in industries that turned in strong results, particularly technology, consumer cyclicals, and energy.

PERIOD IN REVIEW
During the six-month period, we made several strategic shifts in our sector weightings. In the second half of the period we added to positions in technology, transportation and energy and trimmed back healthcare, financials and consumer staples. We reduced cash and equivalents from 11% of total Fund assets on October 1, 1998 to just under 2% on March 31, 1999.

We owned several stocks that registered outstanding gains this period, including America Online (3.6% of total Fund assets), Amgen (2.1% of assets), EMC Corp. (2.9% of assets), Global Crossing (1.4% of assets), Halliburton (1.3% of assets), Intel (1.6% of assets), MCI WorldCom (2.6% of assets), Microsoft (3.4% of assets), Morgan Stanley Dean Witter (1.3% of assets) and Sun Microsystems (1.6% of assets).

Two of our portfolio holdings were acquired during the fourth quarter 1998. Exxon acquired Mobil (0.9% of assets--when acquired) and Scottish Power acquired New England Electric* (1.0% of assets--when acquired).

Stocks that dragged Fund performance this period were Apple Computer,* CVS (0.5% of assets), FPL Group (0.1% of assets), Freddie Mac (1.1% of assets), Safeway (0.8% of assets) and Waste Management.* Particularly during the first quarter 1999, the market moved away from defensive stocks, causing drug store and supermarket stocks, among others, to underperform.

LOOKING AHEAD
The year ahead continues to look promising. The consumer still appears to be optimistic, corporations are positioned for another strong year of growth and interest rates have stabilized. Inflation is a potential risk to the market, but it has yet to manifest itself in increases in the consumer price index (CPI). As long as inflation remains in check, we should see more strong performance from the stock market.

1. Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2. The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.

*As of 3/31/99 - no longer held by the Fund.


           52     Semi-Annual Report March 31, 1999     Berger Funds

BERGER GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF BERGER GROWTH & INCOME FUND VS.
S&P 500 INDEX AND COST OF LIVING INDEX

[GRAPH]

                       Berger Growth &            S&P 500                         Cost of
                      Income Fund                  Index                        Living Index
3/31/1989               $10,000                    $10,000                         $10,000
3/31/1990               $11,320                    $11,923                         $10,523
3/31/1991               $12,712                    $13,641                         $11,038
3/31/1992               $17,415                    $15,143                         $11,390
3/31/1993               $19,080                    $17,447                         $11,742
3/31/1994               $21,248                    $17,703                         $12,036
3/31/1995               $20,968                    $20,456                         $12,379
3/31/1996               $26,391                    $27,017                         $12,731
3/31/1997               $29,553                    $32,373                         $13,083
3/31/1998               $39,929                    $47,902                         $13,262
3/31/1999               $49,486                    $56,745                         $13,491

BERGER GROWTH & INCOME FUND*
AVERAGE ANNUAL TOTAL RETURN

As of March 31, 1999
----------------------------
1 Year               23.94%
----------------------------
5 Year               18.42%
----------------------------
10 Year              17.34%
----------------------------


*Performance figures are historical and do not represent future results. Investment returns and principal value will vary, and you may have a loss when you sell shares.


           Semi-Annual Report March 31, 1999     Berger Funds     53

BERGER GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


COMMON STOCK (83.04%)                                            MARCH 31, 1999
-------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                        MARKET
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------

AEROSPACE/DEFENSE (1.81%)
     118,300     Ratheon Company                                   $  6,935,337
-------------------------------------------------------------------------------

BANKS - SOUTHEAST (1.37%)
     144,000     First Tennessee National Corp.                       5,274,000
-------------------------------------------------------------------------------

BANKS - SUPER REGIONAL (2.36%)
      63,000     Nothern Trust Corp.                                  5,595,187
-------------------------------------------------------------------------------
      96,400     The Bank of New York Company, Inc.                   3,464,375
-------------------------------------------------------------------------------
                                                                      9,059,562
-------------------------------------------------------------------------------

BANKS - WEST/SOUTHWEST (1.56%)
      90,000     Zions Bancorp.                                       5,985,000
-------------------------------------------------------------------------------

CHEMICALS - BASIC (1.49%)
     154,800     Akzo Nobel N.V. ADR                                  5,727,600
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - MISCELLANEOUS (0.97%)
      78,600     Paychex, Inc.                                        3,728,587
-------------------------------------------------------------------------------

COMPUTER - LOCAL NETWORKS (2.14%)
      75,000     Cisco Systems, Inc.*                                 8,217,187
-------------------------------------------------------------------------------

COMPUTER - MANUFACTURERS (2.19%)
      52,600     Dell Computer Corp.*                                 2,150,025
-------------------------------------------------------------------------------
      50,100     Sun Microsystems, Inc.*                              6,259,368
-------------------------------------------------------------------------------
                                                                      8,409,393
-------------------------------------------------------------------------------

COMPUTER - SERVICES (1.77%)
     205,300     IMS Health, Inc.                                     6,800,562
-------------------------------------------------------------------------------

COMPUTER SOFTWARE - DESKTOP (3.42%)
     146,700     Microsoft Corp.*                                    13,147,987
-------------------------------------------------------------------------------

COMPUTER SOFTWARE - INTERNET (0.72%)
      36,900     Vignette Corp.*                                      2,776,725
-------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR EQUIPMENT (2.62%)
      95,200     Applied Materials, Inc.*                             5,872,650
-------------------------------------------------------------------------------
      75,600     Novellus Systems, Inc.*                              4,167,450
-------------------------------------------------------------------------------
                                                                     10,040,100
-------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR MANUFACTURING (3.61%)
      51,100     Intel Corp.                                          6,087,287
-------------------------------------------------------------------------------
      73,800     Linear Technology Corp.                              3,782,250
-------------------------------------------------------------------------------
      40,300     Texas Instruments, Inc.                              3,999,775
-------------------------------------------------------------------------------
                                                                     13,869,312
-------------------------------------------------------------------------------

FINANCE - INVESTMENT BANKERS (1.39%)
      55,000     Charles Schwab Corp.                                 5,286,875
-------------------------------------------------------------------------------

FINANCE - INVESTMENT MANAGEMENT (1.26%)
      48,300     Morgan Stanley Dean Witter & Co.                     4,826,981
-------------------------------------------------------------------------------

FINANCE - MORTGAGE & RELATED SERVICES (1.10%)
      74,000     Federal Home Loan Mortgage Corp.                     4,227,250
-------------------------------------------------------------------------------

FINANCE - SAVINGS & LOANS (0.90%)
      84,300     Washington Mutual, Inc.                           $  3,445,762
-------------------------------------------------------------------------------

INTERNET - ISP/CONTENT (0.90%)
      18,200     Critical Path, Inc.*                                 1,401,400
-------------------------------------------------------------------------------
      12,200     Yahoo, Inc.*                                         2,054,175
-------------------------------------------------------------------------------
                                                                      3,455,575
-------------------------------------------------------------------------------

MEDIA - RADIO/TV (1.70%)
     252,800     Infinity Broadcasting Corp.*                         6,509,600
-------------------------------------------------------------------------------

MEDICAL - BIOMED/GENETICS (3.14%)
     107,700     Amgen, Inc.*                                         8,064,037
-------------------------------------------------------------------------------
      45,200     Genentech, Inc.*                                     4,005,850
-------------------------------------------------------------------------------
                                                                     12,069,887
-------------------------------------------------------------------------------

MEDICAL - ETHICAL DRUGS (4.29%)
      51,600     Elan Corp. PLC*                                      3,599,100
-------------------------------------------------------------------------------
      58,100     Eli Lilly Co.                                        4,931,237
-------------------------------------------------------------------------------
      46,700     Merck & Co.                                          3,744,756
-------------------------------------------------------------------------------
      67,100     Pharmacia & Upjohn, Inc.                             4,185,362
-------------------------------------------------------------------------------
                                                                     16,460,455
-------------------------------------------------------------------------------

MEDICAL - PRODUCTS (3.32%)
      83,100     Allergan, Inc.                                       7,302,412
-------------------------------------------------------------------------------
      89,900     Guidant Corp.*                                       5,438,950
-------------------------------------------------------------------------------
                                                                     12,741,362
-------------------------------------------------------------------------------

OIL & GAS - DRILLING (0.52%)
      63,200     Diamond Offshore Drilling, Inc.                      1,998,700
-------------------------------------------------------------------------------

OIL & GAS - FIELD SERVICES (1.27%)
     126,900     Halliburton Co.                                      4,885,650
-------------------------------------------------------------------------------

OIL & GAS - INTERNATIONAL INTEGRATED (0.89%)
      38,700     Mobil Corp.                                          3,405,600
-------------------------------------------------------------------------------

OIL & GAS - MACHINERY/EQUIPMENT (1.03%)
     163,000     Baker Hughes, Inc.                                   3,962,937
-------------------------------------------------------------------------------

OIL & GAS - PRODUCTION/PIPELINE (1.47%)
     142,900     The Williams Cos., Inc.                              5,644,550
-------------------------------------------------------------------------------

OIL & GAS - U.S. EXPLORATION & PRODUCTION (2.46%)
     124,000     Anadarko Petroleum Corp.                             4,681,000
-------------------------------------------------------------------------------
     239,000     Evergreen Resources, Inc.*                           4,780,000
-------------------------------------------------------------------------------
                                                                      9,461,000
-------------------------------------------------------------------------------

OIL & GAS - U.S. INTEGRATED (1.00%)
     139,700     USX-Marathon Corp.                                   3,841,750
-------------------------------------------------------------------------------

RETAIL - APPAREL/SHOE (2.76%)
     131,900     Intimate Brands, Inc.                                6,347,687
-------------------------------------------------------------------------------
      63,100     The Gap, Inc.                                        4,247,418
-------------------------------------------------------------------------------
                                                                     10,595,105
-------------------------------------------------------------------------------


           54     Semi-Annual Report March 31, 1999     Berger Funds

BERGER GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


COMMON STOCK (83.04%) - CONTINUED                                MARCH 31, 1999
-------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                        MARKET
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------

RETAIL - DEPARTMENT STORES (0.93%)
      50,500     Kohl's Corp.*                                     $  3,579,187
-------------------------------------------------------------------------------

RETAIL - DRUG STORES (1.83%)
      40,500     CVS Corp.                                            1,923,750
-------------------------------------------------------------------------------
     180,000     Walgreen Co.                                         5,085,000
-------------------------------------------------------------------------------
                                                                      7,008,750
-------------------------------------------------------------------------------

RETAIL - MAJOR DISCOUNT CHAINS (4.47%)
      69,700     Costco Companies, Inc.*                              6,381,906
-------------------------------------------------------------------------------
     161,800     Dayton-Hudson Corp.                                 10,779,925
-------------------------------------------------------------------------------
                                                                     17,161,831
-------------------------------------------------------------------------------

RETAIL - MISCELLANEOUS DIVERSIFIED (0.33%)
      37,200     Cheap Tickets, Inc.*                                 1,250,850
-------------------------------------------------------------------------------

RETAIL - SUPER/MINI-MARKETS (0.83%)
      61,900     Safeway, Inc.*                                       3,176,243
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT (4.80%)
      55,000     Lucent Technologies, Inc.                            5,926,250
-------------------------------------------------------------------------------
      80,200     Nokia Corp. ADR                                     12,491,150
-------------------------------------------------------------------------------
                                                                     18,417,400
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES (11.32%)
     151,700     Comcast Corp.                                        9,547,618
-------------------------------------------------------------------------------
      97,910     Corning, Inc.                                        5,874,588
-------------------------------------------------------------------------------
     119,000     Global Crossing Ltd.*                                5,503,750
-------------------------------------------------------------------------------
     115,000     MCI WorldCom, Inc.*                                 10,184,687
-------------------------------------------------------------------------------
      92,800     Swisscom A.G.*                                       3,613,400
-------------------------------------------------------------------------------
      83,700     Telecom Italia S.p.A.                                8,736,187
-------------------------------------------------------------------------------
                                                                     43,460,230
-------------------------------------------------------------------------------

TRANSPORTATION - AIRLINE (0.45%)
      56,900     Southwest Airlines Co.                               1,721,225
-------------------------------------------------------------------------------

UTILITY - ELECTRIC POWER (1.22%)
      63,900     Montana Power Co.                                    4,700,643
-------------------------------------------------------------------------------

UTILITY - TELEPHONE (1.43%)
      88,300     ALLTEL Corp.                                         5,507,712
-------------------------------------------------------------------------------
Total Common Stock
(cost $245,754,749)                                                 318,774,462
-------------------------------------------------------------------------------


CORPORATE DEBT -  CONVERTIBLE (11.43%)                           MARCH 31, 1999
-------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                        MARKET
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------
COMPUTER SOFTWARE - INTERNET (3.58%)
   1,232,000     America Online, Inc.
                 - 4.00%, 11/15/02                                $  13,732,180
-------------------------------------------------------------------------------

COMPUTER - MEMORY DEVICES (2.92%)
   1,964,000     EMC Corp. - 3.25%, 3/15/02                          11,209,530
-------------------------------------------------------------------------------

INTERNET - ISP/CONTENT (1.29%)
   4,605,000     At Home Corp.
                 - 0.52%, 12/28/18 144A                               4,933,336
-------------------------------------------------------------------------------

INTERNET - NETWORK SECURITY/SOLUTIONS (1.07%)
   2,559,000     Exodus Communications, Inc.
                 - 5.00%, 3/15/03 144A                                4,100,797
-------------------------------------------------------------------------------

MEDIA - RADIO/TV (1.50%)
   4,662,000     Clear Channel Communications,
                 Inc. - 2.62%, 4/1/03                                 5,751,742
-------------------------------------------------------------------------------

RETAIL - BUILDING PRODUCTS (1.09%)
   1,500,000     The Home Depot, Inc.
                 - 3.25%, 10/1/01                                     4,166,250
-------------------------------------------------------------------------------
Total Corporate Debt - Convertible
(cost $20,518,697)                                                   43,893,835
-------------------------------------------------------------------------------

PREFERRED STOCK - CONVERTIBLE (4.54%)
-------------------------------------------------------------------------------
MEDIA - CABLE TV (3.11%)
      99,200     Houston Industries, Inc.                            11,953,600
-------------------------------------------------------------------------------

UTILITY - ELECTRIC POWER (1.43%)
     103,000     Texas Utilities Co.                                  5,491,203
-------------------------------------------------------------------------------
Total Preferred Stock - Convertible
(cost $13,358,095)                                                   17,444,803
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT (1.97%)
-------------------------------------------------------------------------------
  $7,540,000     State Street Repurchase Agreement,
                 4.82% dated March 31, 1999 to be
                 repurchased at $7,541,010 on
                 April 1, 1999, collateralized by U.S.
                 Treasury Bond - October 25, 2010,
                 with a value of $7,692,930                           7,540,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
(cost $7,540,000)                                                     7,540,000
-------------------------------------------------------------------------------

Total Investments (cost $287,171,541) (100.98%)                     387,653,100
-------------------------------------------------------------------------------
Total Liabilities, Less Cash and Other Assets (-0.98%)               (3,767,933)
-------------------------------------------------------------------------------
Net Assets (100.00%)                                               $383,885,167
-------------------------------------------------------------------------------

* Non-income producing security.

144A - designates the resale of this security is restricted to qualified institutional buyers.

ADR - American Depositary Receipts.

See notes to financial statements.


           Berger Funds     March 31, 1999 Semi-Annual Report     55

BERGER GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                  March 31, 1999
                                                                     (Unaudited)
--------------------------------------------------------------------------------
ASSETS
Investments, at cost                                                $287,171,541
--------------------------------------------------------------------------------
Investments, at value                                               $387,653,100
--------------------------------------------------------------------------------
Cash                                                                       1,017
--------------------------------------------------------------------------------
Receivables
  Investment securities sold                                           5,170,942
--------------------------------------------------------------------------------
  Fund shares sold                                                     6,473,965
--------------------------------------------------------------------------------
  Dividends                                                              280,761
--------------------------------------------------------------------------------
  Interest                                                               124,219
--------------------------------------------------------------------------------
     Total Assets                                                    399,704,004
--------------------------------------------------------------------------------

LIABILITIES
Payables
  Investment securities purchased                                     11,296,771
--------------------------------------------------------------------------------
  Fund shares redeemed                                                 3,931,773
--------------------------------------------------------------------------------
  Accrued investment advisory fees                                       234,992
--------------------------------------------------------------------------------
  Accrued custodian and accounting fees                                    8,166
--------------------------------------------------------------------------------
  Accrued transfer agent fees                                            113,238
--------------------------------------------------------------------------------
  Accrued 12b-1 fees                                                      78,331
--------------------------------------------------------------------------------
  Accrued audit fees                                                      11,915
--------------------------------------------------------------------------------
  Accrued administrative service fees                                      3,133
--------------------------------------------------------------------------------
  Accrued shareholder reports                                            140,518
--------------------------------------------------------------------------------
     Total Liabilities                                                15,818,837
--------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING                         $383,885,167
--------------------------------------------------------------------------------

Capital Shares
  Authorized (Par Value $0.01)                                         Unlimited
--------------------------------------------------------------------------------
  Shares Outstanding                                                  25,619,512
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE            $      14.98
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                Six Months Ended
                                                                  March 31, 1999
                                                                     (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income

  Dividends                                                         $  1,556,390
--------------------------------------------------------------------------------
  Interest                                                               736,911
--------------------------------------------------------------------------------
     Total Income                                                      2,293,301
--------------------------------------------------------------------------------

EXPENSES
  Investment advisory fees                                             1,252,828
--------------------------------------------------------------------------------
  Administrative services fee                                             16,704
--------------------------------------------------------------------------------
  Accounting fees                                                         19,062
--------------------------------------------------------------------------------
  Custodian fees                                                          16,472
--------------------------------------------------------------------------------
  Transfer agent fees                                                    365,310
--------------------------------------------------------------------------------
  Registration fees                                                       15,162
--------------------------------------------------------------------------------
  12b-1 fees                                                             417,609
--------------------------------------------------------------------------------
  Audit fees                                                              11,515
--------------------------------------------------------------------------------
  Legal fees                                                               7,300
--------------------------------------------------------------------------------
  Directors' fees and expenses                                            14,465
--------------------------------------------------------------------------------
  Reports to shareholders                                                242,480
--------------------------------------------------------------------------------
  Other expenses                                                          15,154
--------------------------------------------------------------------------------
     Gross Expenses                                                    2,394,061
--------------------------------------------------------------------------------
     Less fees paid indirectly                                           (14,927)
--------------------------------------------------------------------------------
     Less earnings credits                                                (8,024)
--------------------------------------------------------------------------------
     Net Expenses                                                      2,371,110
--------------------------------------------------------------------------------
     Net Investment Income (Loss)                                        (77,809)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on securities and foreign
currency transactions                                                 26,073,203
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on
securities and foreign currency transactions                          76,540,144
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments and
Foreign Currency Transactions                                        102,613,347
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $102,535,538
--------------------------------------------------------------------------------

See notes to financial statements.


           56     March 31, 1999 Semi-Annual Report     Berger Funds

BERGER GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              Six Months Ended
                                                                                March 31, 1999             Year Ended
                                                                                   (Unaudited)     September 30, 1998
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                    $   (77,809)              $   849,370
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on securities and foreign currency transactions         26,073,203                55,262,003
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on securities and foreign
currency transactions                                                            76,540,144               (60,354,177)
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations                 102,535,538                (4,242,804)
---------------------------------------------------------------------------------------------------------------------
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                    --                  (810,870)
---------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                                 (258,615)                 (117,492)
---------------------------------------------------------------------------------------------------------------------
Net realized gains on investments                                               (61,153,114)              (59,593,140)
---------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Dividends and Distributions to Shareholders     (61,411,729)              (60,521,502)
---------------------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                                        35,371,282                42,707,097
---------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued in reinvestment of dividends and distributions  58,192,334                57,969,279
---------------------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                                    (52,131,865)              (91,605,461)
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from Fund Share Transactions       41,431,751                 9,070,915
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                            82,555,560               (55,693,391)
---------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                             301,329,607               357,022,998
---------------------------------------------------------------------------------------------------------------------
End of period                                                                  $383,885,167              $301,329,607
---------------------------------------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                                        $267,687,222              $226,255,471
---------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                                         (425,003)                  (88,579)
---------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investments                          16,141,390                51,221,301
---------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of securities and foreign
currency transactions                                                           100,481,558                23,941,414
---------------------------------------------------------------------------------------------------------------------
  Total                                                                        $383,885,167              $301,329,607
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------------------------------------------------
Shares sold                                                                       2,488,029                 2,928,438
---------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of dividends and distributions      4,775,050                 4,248,233
---------------------------------------------------------------------------------------------------------------------
Shares repurchased                                                               (3,803,565)               (6,365,416)
---------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares                                                 3,459,514                   811,255
---------------------------------------------------------------------------------------------------------------------
Shares outstanding, beginning of period                                          22,159,998                21,348,743
---------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                                25,619,512                22,159,998
---------------------------------------------------------------------------------------------------------------------

See notes to financial statements.


           Berger Funds     March 31, 1999 Semi-Annual Report     57

[PHOTO]

BERGER  BALANCED FUND
-------------------------------------------------------------------------------
- Ticker Symbol  BEBAX
-------------------------------------------------------------------------------
- Fund Number    213
-------------------------------------------------------------------------------
CO-PORTFOLIO MANAGER'S COMMENTARY       John B. Jares
                                        Patrick S. Adams
-------------------------------------------------------------------------------

PERFORMANCE
The Berger Balanced Fund (the "Fund") gained 27.01% (1) during the six months ended March 31, 1999, compared to the 27.32% return for the Standard & Poor's (S&P) 500 Index (2) over the same period. We believe our bottom-up (company by company stock selection) approach to equity investing and dynamic asset allocation process of holding fixed income securities as we uncover stocks that offer growth potential continue to serve the Fund well.

PERIOD IN REVIEW
The U.S. equity market rallied from the lows of a correction created by unfounded fears of recession in late 1998. We used the correction as an opportunity to increase our Fund's exposure to equities and to invest in high quality growth stocks that we believed had been beaten down for reasons that were more psychological than fundamental. The subsequent rally took the popular market averages, and a good portion of our Fund's holdings, to new highs. As a number of our holdings approached or exceeded their target prices, we pared back our equity exposure to a more neutral position. As of March 31, 1999, Fund assets were invested 58% in equities, 38% in fixed income and 4% in cash.

On the equity side, our top three sectors were technology, consumer cyclicals and consumer staples. Our Fund particularly benefited from superior performances by Royal Caribbean Lines (2.1% of total Fund assets), Lowe's (0.9% of assets), Lam Research (1.5% of assets) and Texas Instruments (1.9% of assets).

The fixed income portion of our Fund, which seeks to preserve capital and provide current income, is invested 61% in U.S. Treasury notes, 33% in investment grade corporate debt and 6% in convertible securities. The past six months have seen generally rising interest rates. We believe that shorter-term maturities between two to three years offer the best value for the fixed income portion of the Fund. This is because the slightly higher rates on longer-term securities does not justify the increased interest rate risk.

LOOKING AHEAD
We remain cautiously optimistic about the investment outlook for the remainder of 1999. A strong U.S. economy and a slow recovery from the Asian financial crisis should combine to create solid earnings growth for many U.S. corporations. However, three issues keep our optimism in check: 1.) If U.S. economic growth is too robust, interest rates could move significantly higher. 2.) Financial crises have hit Latin America and, although economic problems in Brazil and Ecuador are not likely to detract from growth here at home, their spread to Mexico could have a negative impact on the U.S. 3.) Slow economic growth in China could stall recovery in other Asian nations. Despite official Chinese government statements that the economy (as measured by the gross domestic product) is growing at 7%, a number of U.S. multinationals have expressed concern that the true rate is no more than 2%. Considering the Chinese currency is currently overvalued, this could result in devaluation. In light of these concerns, we will remain vigilant with respect to the Fund's investments.

1. Performance figures are based on historical results and are not intended to be indicative of future performance. the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2. The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded u.s. companies. it is a generally recognized indicator used to measure overall performance of the u.s. stock market. one cannot invest directly in an index.


           58     Semi-Annual Report March 31, 1999     Berger Funds

-------------------------------------------------------------------------------
PERFORMANCE OVERVIEW
-------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF BERGER BALANCED FUND VS.
S&P 500 INDEX AND COST OF LIVING INDEX

[GRAPH]

                     BERGER                 S&P 500                   COST OF
                  BALANCED FUND              INDEX                   LIVING INDEX
 9/30/1997               $10,000               $10,000                $10,000
12/31/1997               $13,789               $10,287                $10,006
 3/31/1998               $15,810               $11,722                $10,062
 6/30/1998               $16,477               $12,108                $10,112
 9/30/1998               $15,677               $10,906                $10,149
12/30/1998               $18,531               $13,227                $10,167
 3/31/1997               $19,911               $13,885                $10,236


BERGER BALANCED FUND*
TOTAL RETURN

As of March 31, 1999
----------------------------------------------------
1 Year                                        25.94%
----------------------------------------------------
Life of Fund                                  58.27%
----------------------------------------------------
(9/30/97)

* Performance figures are historical and do not represent future results. Investment returns and principal value will vary, and you may have a loss when you sell shares.


           Berger Funds     March 31, 1999 Semi-Annual Report     59

-------------------------------------------------------------------------------
BERGER BALANCED FUND
-------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)


COMMON STOCK (57.22%)                                            March 31, 1999
-------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                        MARKET
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------

BANKS - MONEY CENTER (1.38%)
      17,100     BankAmerica Corp.                                $   1,207,687
-------------------------------------------------------------------------------

BEVERAGES - SOFT DRINKS (4.26%)
      29,700     Coca-Cola Enterprises Inc.                             898,425
-------------------------------------------------------------------------------
      37,300     Pepsico, Inc.                                        1,461,693
-------------------------------------------------------------------------------
      63,600     The Pepsi Bottling Group, Inc.*                      1,379,325
-------------------------------------------------------------------------------
                                                                      3,739,443
-------------------------------------------------------------------------------

BUILDING PRODUCTS - WOOD (2.46%)
      19,400     Weyerhaeuser Co.                                     1,076,700
-------------------------------------------------------------------------------
      28,600     Willamette Industries, Inc.                          1,079,650
-------------------------------------------------------------------------------
                                                                      2,156,350
-------------------------------------------------------------------------------

CHEMICALS - PLASTICS (1.34%)
      25,800     Household International, Inc.                        1,177,125
-------------------------------------------------------------------------------

COMPUTER - LOCAL NETWORKS (1.49%)
      15,600     Ascend Communications, Inc.*                         1,305,525
-------------------------------------------------------------------------------

COMPUTER - MANUFACTURERS (1.04%)
       7,300     Sun Microsystems, Inc.*                               912,043
-------------------------------------------------------------------------------

COMPUTER SOFTWARE - DESKTOP (1.47%)
      14,400     Microsoft Corp.*                                    1,290,600
-------------------------------------------------------------------------------

COSMETICS/PERSONAL CARE (1.08%)
      27,700     The Dial Corp.                                        952,187
-------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR EQUIPMENT (3.03%)
      22,400     Applied Materials, Inc.*                            1,381,800
-------------------------------------------------------------------------------
      44,200     Lam Research Corp.*                                 1,281,800
-------------------------------------------------------------------------------
                                                                     2,663,600
-------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR MANUFACTURING (8.30%)
      11,000     Intel Corp.                                         1,310,375
-------------------------------------------------------------------------------
       9,700     Maxim Integrated Products, Inc.*                       525,012
-------------------------------------------------------------------------------
      28,800     Motorola, Inc.                                       2,109,600
-------------------------------------------------------------------------------
      16,300     Texas Instruments, Inc.                              1,617,775
-------------------------------------------------------------------------------

      42,500     Xilinx, Inc.*                                        1,723,906
-------------------------------------------------------------------------------
                                                                      7,286,668
-------------------------------------------------------------------------------

FINANCE - MORTGAGE & RELATED SERVICES (1.18%)
      14,900     Federal National Mortgage Assoc.                     1,031,825
-------------------------------------------------------------------------------

INSURANCE - DIVERSIFIED (0.95%)
      11,900     The Equitable Cos., Inc.                               833,000
-------------------------------------------------------------------------------

LEISURE - GAMING (1.04%)
      43,100     Mirage Resorts, Inc.*                                  915,875
-------------------------------------------------------------------------------

LEISURE - PRODUCTS (1.26%)
      22,200     The Seagram Co. Ltd.                                 1,110,000
-------------------------------------------------------------------------------

LEISURE - SERVICES (2.99%)
      47,400     Royal Caribbean Cruises Ltd.                         1,848,600
-------------------------------------------------------------------------------
      25,000     The Walt Disney Co.                                    778,125
-------------------------------------------------------------------------------

LEISURE - TOYS/GAMES/HOBBIES (1.93%)
      58,450     Hasbro, Inc.                                     $   1,691,396
-------------------------------------------------------------------------------

MEDICAL - DRUG/DIVERSIFIED (0.90%)
      11,900     Warner-Lambert Co.                                     787,631
-------------------------------------------------------------------------------

MEDICAL - ETHICAL DRUGS (3.51%)
      18,200     Elan Corp. PLC*                                      1,269,450
-------------------------------------------------------------------------------
       7,800     Eli Lilly Co.                                          662,025
-------------------------------------------------------------------------------
      17,200     Glaxo Holdings, PLC  ADR                             1,151,325
-------------------------------------------------------------------------------
                                                                      3,082,800
-------------------------------------------------------------------------------

OIL & GAS - INTERNATIONAL INTEGRATED (1.00%)
      35,900     Conoco, Inc.                                           881,793
-------------------------------------------------------------------------------

PAPER & PAPER PRODUCTS (1.50%)
      27,500     Kimberly-Clark Corp.                                 1,318,281
-------------------------------------------------------------------------------

POLLUTION CONTROL - SERVICES (0.59%)
      11,613     Waste Management, Inc.*                                515,326
-------------------------------------------------------------------------------

RETAIL - CONSUMER ELECTRONICS (1.07%)
      18,000     Best Buy Co., Inc.*                                    936,000
-------------------------------------------------------------------------------

RETAIL - DEPARTMENT STORES (4.30%)
      79,100     Consolidated Stores Corp.*                           2,397,718
-------------------------------------------------------------------------------
      19,100     Family Dollar Stores, Inc.                             439,300
-------------------------------------------------------------------------------
      36,200     Saks, Inc.*                                            941,200
-------------------------------------------------------------------------------
                                                                      3,778,218
-------------------------------------------------------------------------------

RETAIL - MAJOR DISCOUNT CHAINS (1.24%)
      16,300     Dayton-Hudson Corp.                                  1,085,987
-------------------------------------------------------------------------------


RETAIL - MISCELLANEOUS DIVERSIFIED (1.65%)
     180,200     Petsmart, Inc.*                                      1,447,231
-------------------------------------------------------------------------------

RETAIL/WHOLESALE - BUILDING PRODUCTS (0.88%)
      12,800     Lowes Cos., Inc.                                       774,400
-------------------------------------------------------------------------------

SOAP & CLEANING PREPARATIONS (1.66%)
      14,900     Procter & Gamble Co.                                 1,459,268
-------------------------------------------------------------------------------

STEEL - PRODUCERS (0.93%)
      18,500     Nucor Corp.                                            815,156
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT (0.98%)
       8,000     Lucent Technologies, Inc.                              862,000
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES (0.95%)
      16,000     Frontier Corp.                                         830,000
-------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURING (0.86%)
      11,000     Tommy Hilfiger Corp.*                                  757,625
-------------------------------------------------------------------------------
Total Common Stock
(cost $45,099,406)                                                   50,231,765
-------------------------------------------------------------------------------


           60     Semi-Annual Report March 31, 1999      Berger Funds

BERGER BALANCED FUND

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------


U.S. TREASURY NOTES (23.35%)                                     March 31, 1999
-------------------------------------------------------------------------------
SHARES/PAR VALUE/                                                        MARKET
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------

  $1,400,000     U.S. Treasury Note -
                 5.75%, 9/30/99                                   $   1,407,438
-------------------------------------------------------------------------------
   4,000,000     U.S. Treasury Note -
                 5.63%, 12/31/99                                      4,025,000
-------------------------------------------------------------------------------
   7,000,000     U.S. Treasury Note -
                 5.88%, 6/30/00                                      7,077,630
-------------------------------------------------------------------------------
   4,000,000     U.S. Treasury Note -
                 4.50%, 9/30/00                                       3,971,252
-------------------------------------------------------------------------------
   4,000,000     U.S. Treasury Note -
                 5.25%, 1/31/01                                       4,015,000
-------------------------------------------------------------------------------
Total U.S. Treasury Notes
(cost $20,496,320)                                                   20,496,320
-------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY OBLIGATIONS (16.51%)
-------------------------------------------------------------------------------

 $12,000,000     Federal National
                 Mortgage Association
                 Note - 4.80%, 4/1/99                                12,000,000
-------------------------------------------------------------------------------
   2,500,000     Federal Home Loan Mortgage Corp.
                 Discount Note 4.75%, 4/19/99                         2,494,062
-------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
(cost $14,494,062)                                                   14,494,062
-------------------------------------------------------------------------------


CORPORATE DEBT - NON CONVERTIBLE (12.81%)
-------------------------------------------------------------------------------

AEROSPACE/DEFENSE (2.30%)
  $2,000,000     Boeing Capital Corp. -
                 6.21%, 8/15/03                                       2,021,116
-------------------------------------------------------------------------------

BANKS - FOREIGN (1.83%)
   1,600,000     Barclays Bank PLC -
                 5.95%, 7/15/01                                       1,603,572
-------------------------------------------------------------------------------

ELECTRICAL - EQUIPMENT (0.57%)
     500,000     General Electric Capital Corp. -
                 5.89%, 5/11/01                                         504,697
-------------------------------------------------------------------------------

FINANCE - CONSUMER/COMMERCIAL LOANS (3.98%)
   2,000,000     Associates Corp. - 5.75%, 11/1/03                    1,983,356
-------------------------------------------------------------------------------
     500,000     Ford Motor Credit Co. -
                 6.125%, 4/28/03                                        504,276
-------------------------------------------------------------------------------
   1,000,000     General Motors Acceptance Corp. -
                 5.80%, 8/7/00                                        1,003,503
-------------------------------------------------------------------------------
                                                                      3,491,135
-------------------------------------------------------------------------------

FINANCE - INVESTMENT BANKERS (2.36%)
   1,045,000     Bear Stearns Co., Inc. -
                 6.50%, 8/1/02                                        1,060,076
-------------------------------------------------------------------------------
     500,000     Merrill Lynch & Co. -
                 6.48%, 3/1/00                                          504,324
-------------------------------------------------------------------------------
     500,000     Merrill Lynch & Co. -
                 6.02%, 5/11/01                                         503,872
-------------------------------------------------------------------------------
                                                                      2,068,272
-------------------------------------------------------------------------------

RETAIL - DEPARTMENT STORES (0.57%)
     495,000     Sears Roebuck Acceptance Corp. -
                 6.69%, 4/30/01                                         503,461
-------------------------------------------------------------------------------

TOBACCO (1.19%)
  $1,000,000     Philip Morris Companies, Inc. -
                 7.62%, 5/15/02                                    $  1,048,908
-------------------------------------------------------------------------------

Total Corporate Debt - Non Convertible
(cost $11,252,572)                                                   11,241,161
-------------------------------------------------------------------------------


PREFERRED STOCK - CONVERTIBLE (1.24%)
-------------------------------------------------------------------------------

COMPUTER - MEMORY DEVICES (0.36%)
      40,000     DECS Trust IV                                          320,000
-------------------------------------------------------------------------------

TRANSPORTATION - RAIL (0.26%)
       4,500     Union Pacific Capital Trust                            225,562
-------------------------------------------------------------------------------

UTILITY - ELECTRIC POWER (0.62%)
      10,200     Texas Utilities Co.                                    543,799
-------------------------------------------------------------------------------
Total Preferred Stock - Convertible
(cost $1,233,063)                                                     1,089,361
-------------------------------------------------------------------------------


REPURCHASE AGREEMENT (2.70%)
-------------------------------------------------------------------------------

  $2,370,000     State Street Repurchase Agreement,
                 4.82% dated March 31, 1999 to
                 be repurchased at $2,370,317 on
                 April 1, 1999, collateralized by
                 U.S. Treasury Bond - October 25,
                 2011, with a value of $2,419,437.                    2,370,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
(cost $2,370,000)                                                     2,370,000
-------------------------------------------------------------------------------


CORPORATE DEBT - CONVERTIBLE (0.89%)
-------------------------------------------------------------------------------

ELECTRONIC - SEMICONDUCTOR EQUIPMENT (0.89%)
    $900,000     Lam Research Corp. -
                 5.00%, 9/1/02                                          781,875
-------------------------------------------------------------------------------
Total Corporate Debt Convertible
(cost $784,377)                                                         781,875
-------------------------------------------------------------------------------



Total Investments (cost $95,729,800) (114.72%)                      100,704,544
-------------------------------------------------------------------------------
Total Liabilities, Less Cash and Other Assets (-14.72%)            (12,920,655)
-------------------------------------------------------------------------------
Net Assets (100.00%)                                              $  87,783,889
-------------------------------------------------------------------------------

PLC - Public Limited Company.
ADR - American Depositary Receipt.
* Non-income producing security.

See notes to financial statements.


           Berger Funds     March 31, 1999 Semi-Annual Report     61

BERGER BALANCED FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

                                                                 March 31, 1999
                                                                    (Unaudited)
-------------------------------------------------------------------------------

ASSETS

Investments, at cost                                               $ 95,729,800
-------------------------------------------------------------------------------
Investments, at value                                              $100,704,544
-------------------------------------------------------------------------------
Cash                                                                     90,288
-------------------------------------------------------------------------------
Receivables
     Investment securities sold                                       4,049,000
-------------------------------------------------------------------------------
     Fund shares sold                                                   461,260
-------------------------------------------------------------------------------
     Dividends                                                           26,894
-------------------------------------------------------------------------------
     Interest                                                           392,944
-------------------------------------------------------------------------------
        Total Assets                                                105,724,930
-------------------------------------------------------------------------------


LIABILITIES
Payables
     Investment securities purchased                                 17,823,832
-------------------------------------------------------------------------------
     Fund shares redeemed                                                27,718
-------------------------------------------------------------------------------
     Accrued investment advisory fees                                    47,976
-------------------------------------------------------------------------------
     Accrued custodian and accounting fees                                2,939
-------------------------------------------------------------------------------
     Accrued transfer agent fees                                          3,427
-------------------------------------------------------------------------------
     Accrued 12b-1 fees                                                  17,134
-------------------------------------------------------------------------------
     Accrued audit fees                                                  11,652
-------------------------------------------------------------------------------
     Accrued administrative service fees                                    686
-------------------------------------------------------------------------------
     Accrued shareholder reports                                          5,677
-------------------------------------------------------------------------------
        Total Liabilities                                            17,941,041
-------------------------------------------------------------------------------


NET ASSETS APPLICABLE TO SHARES OUTSTANDING                         $87,783,889
-------------------------------------------------------------------------------

Capital Shares
     Authorized (Par Value $0.01)                                     Unlimited
-------------------------------------------------------------------------------
     Shares Outstanding                                               5,751,037
-------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE          $       15.26
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

                                                               Six Months Ended
                                                                 March 31, 1999
                                                                    (Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME
Income
     Dividends                                                    $     128,438
-------------------------------------------------------------------------------
     Interest                                                           744,933
-------------------------------------------------------------------------------
         Total Income                                                   873,371
-------------------------------------------------------------------------------

EXPENSES
     Investment advisory fees                                           197,632
-------------------------------------------------------------------------------
     Administrative services fee                                          2,823
-------------------------------------------------------------------------------
     Accounting fees                                                      6,905
-------------------------------------------------------------------------------
     Custodian fees                                                      12,419
-------------------------------------------------------------------------------
     Transfer agent fees                                                 32,930
-------------------------------------------------------------------------------
     Registration fees                                                    6,150
-------------------------------------------------------------------------------
     12b-1 fees                                                          70,583
-------------------------------------------------------------------------------
     Audit fees                                                          11,252
-------------------------------------------------------------------------------
     Legal fees                                                           2,418
-------------------------------------------------------------------------------
     Trustees' fees and expenses                                          2,297
-------------------------------------------------------------------------------
     Reports to shareholders                                             31,709
-------------------------------------------------------------------------------
     Other expenses                                                       1,158
-------------------------------------------------------------------------------
        Gross Expenses                                                  378,276
-------------------------------------------------------------------------------
        Less earnings credits                                             (917)
-------------------------------------------------------------------------------
        Net Expenses                                                    377,359
-------------------------------------------------------------------------------
        Net Investment Income (Loss)                                    496,012
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on securities and
foreign currency transactions                                         6,224,707
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
on securities and foreign currency transactions                       5,107,332
-------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency Transactions                     11,332,039
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                         $  11,828,051
-------------------------------------------------------------------------------

See notes to financial statements.


           62     Semi-Annual Report March 31, 1999     Berger Funds

BERGER BALANCED FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                               Six Months Ended
                                                                 March 31, 1999                    Year Ended
                                                                    (Unaudited)            September 30, 1998
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                      $     496,012                 $     434,179
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on securities and
foreign currency transactions                                         6,224,707                     6,207,143
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
on securities and foreign currency transactions                       5,107,332                     (132,588)
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                                            11,828,051                     6,508,734
-------------------------------------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                 (434,268)                     (407,800)
-------------------------------------------------------------------------------------------------------------
Net realized gains on investments                                   (3,773,574)                   (2,535,109)
-------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Dividends and
Distributions to Shareholders                                       (4,207,842)                   (2,942,909)
-------------------------------------------------------------------------------------------------------------

FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                            74,580,287                    38,583,031
-------------------------------------------------------------------------------------------------------------
Net asset value of shares issued in reinvestment
of dividends and distributions                                        3,846,489                    2,636,258
-------------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                       (28,983,653)                  (21,526,401)
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Derived from Fund Share Transactions                                 49,443,123                   19,692,888
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                57,063,332                    23,258,713
-------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                  30,720,557                     7,461,844
-------------------------------------------------------------------------------------------------------------
End of period                                                     $  87,783,889                 $  30,720,557
-------------------------------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                           $  76,597,855                 $  27,154,732
-------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                               88,123                        26,379
-------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investments               6,123,167                     3,672,034
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of securities and foreign currency transactions                       4,974,744                     (132,588)
-------------------------------------------------------------------------------------------------------------
     Total                                                        $  87,783,889                 $  30,720,557
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN FUND SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                                           5,158,889                     2,988,884
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
of dividends and distributions                                          278,716                       220,731
-------------------------------------------------------------------------------------------------------------
Shares repurchased                                                  (1,999,777)                   (1,642,590)
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares                                     3,437,828                     1,567,025
-------------------------------------------------------------------------------------------------------------
Shares outstanding, beginning of period                               2,313,209                       746,184
-------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                     5,751,037                     2,313,209
-------------------------------------------------------------------------------------------------------------

See notes to financial statements.


           Berger Funds     March 31, 1999 Semi-Annual Report     63

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
1   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------

ORGANIZATION
The Berger New Generation Fund ("BNG"), Berger Select Fund ("BSEL"), Berger Small Company Growth Fund ("BSCG"), Berger Small Cap Value Fund ("BSCV"), Berger Mid Cap Growth Fund ("BMCG"), Berger Mid Cap Value Fund ("BMCV"), Berger One Hundred Fund ("100"), Berger/BIAM International Fund ("BBIF"), Berger Growth and Income Fund ("BG&I") and Berger Balanced Fund ("BBAL")(individually the "Fund" and collectively, the "Funds") are diversified open-end management investment companies registered under the Investment Company Act of 1940 (the "1940 Act"). Shares of each fund are fully paid and non-assessable when issued. All shares issued by a particular Fund participate equally in dividends and other distributions by that Fund. The investment objective of each Fund is capital appreciation, including the BBAL and BG&I, which also pursue current income.

100 and BG&I are corporations registered in the State of Maryland. BNG, BSEL, BSCG, BMCG, BMCV and BBAL are separate series established under the Berger Investment Portfolio Trust, a Delaware business trust ("BIP Trust"). BSEL and BMCG commenced operations on December 31, 1997, and BMCV commenced operations on August 12, 1998. BSCV is the only series established under the Berger Omni Investment Trust ("OMNI Trust"), a Massachusetts business trust, and offers two separate classes of shares; Investor Shares ("BSCV; Inv") and Institutional Shares ("BSCV; Inst"). Both classes have identical rights to earnings, assets and voting privileges. The BBIF is one of three series established under the Berger/BIAM Worldwide Funds Trust ("BBWF Trust"), a Delaware business trust. Other series or portfolios may be added under each Trust in the future. All costs in organizing the Trusts were borne by Berger Associates, Inc. ("Berger") or BBOI Worldwide LLC ("BBOI").

BBIF invests all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio"), a series of Berger/BIAM Worldwide Portfolios Trust ("BBWP Trust"). The value of such investment reflects BBIF's proportionate interest in the net assets of the Portfolio (9% at March 31, 1999). The Portfolio is an open-end management investment company and has the same investment objective and policies as BBIF. The performance of BBIF will be derived from the investment performance of the Portfolio. The financial statements of the Portfolio, including the schedule of portfolio investments, are included elsewhere in this report and should be read in conjunction with BBIF's financial statements.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION
Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the NASDAQ Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Prices of foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the directors/trustees of the Funds.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affects the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the directors/trustees.

Since BBIF invests all of its investable assets in the Portfolio, the value of BBIF's investable assets will be equal to the value of its beneficial interest in the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

CALCULATION OF NET ASSET VALUE
Each Fund's per share calculation of net asset value is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding.


           64     Semi-Annual Report March 31, 1999     Berger Funds

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
1   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
-------------------------------------------------------------------------------

FEDERAL INCOME TAX STATUS
It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no income tax provision is required.

FOREIGN CURRENCY TRANSLATION
Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date, except if the ex-dividend date has passed, certain dividends from foreign securities are reported as soon as a Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

ALLOCATION OF INCOME, EXPENSES AND GAINS AND LOSSES
Income, expenses (other than those attributable to a specific class) and gains and losses of the BSCV are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets of the BSCV. Expenses directly attributable to a specific class are charged against the operations of such class.

As an investor in the Portfolio, BBIF is allocated its pro rata share of the aggregate investment income, realized and unrealized gains or losses and annual operating expenses (including the investment advisory fee, custodian fees, independent accountants' fees, record keeping and pricing agent fees) of the Portfolio. Income, realized and unrealized gains or losses and expenses are allocated on the day incurred in proportion to the prior day's relative net assets of BBIF and other investors in the Portfolio.

COMMON EXPENSES
Certain expenses that are not directly allocable to a specific Fund are allocated to the Funds on the basis of relative net assets.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

-------------------------------------------------------------------------------
2   AGREEMENTS
-------------------------------------------------------------------------------

Berger renders investment advisory services to BNG, BSEL, BSCG, BSCV, BMCG, BMCV, 100, BG&I and BBAL pursuant to agreements that provide for an investment advisory fee to be paid to Berger at the following annual rates as a percentage of average daily net assets; BNG, BSCG and BSCV -- .90%; 100, BSEL, BMCG, and BG&I -- .75%; and BBAL -- .70%. Berger has delegated the day-to-day investment management of BSCV and BMCV to Perkins, Wolf & McDonnell and Company ("PWM"). As compensation for services rendered to BSCV, PWM receives a sub-advisory fee from Berger at an annual rate of .90% of the BSCV's average daily net assets up to $75 million; .50% of average daily net assets between $75 million and $200 million and .20% of average daily net assets in excess of $200 million. As compensation for services rendered to the BMCV, PWM receives a sub-advisory fee from Berger at an annual rate of
 .75% of the BMCV's average daily net assets up to $50 million; .375% of average daily net assets between $50 million and $100 million and .20% of average daily net assets in excess of $100 million. All investment advisory fees are accrued daily and paid monthly. Berger has also agreed to voluntarily waive its advisory fee for the BNG, BSEL, BMCG, BMCV and BBAL to the extent that each Fund's normal operating expenses in any fiscal year (including the management fee and the 12b-1 fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceeds 1.90%, 2.00%, 2.00%, 2.00% and 1.50%, respectively, of each Fund's average daily net assets for that fiscal year.

Pursuant to an Administrative Services Agreement, whereby BBOI serves as the administrator to BBIF, the Fund pays BBOI a fee at an annual rate equal to the lesser of 0.45% of its average daily net assets or BBOI's annual cost to provide or procure such services plus 0.02% of the Fund's average daily net assets. Under the Agreement, BBOI is responsible,


           Berger Funds     March 31, 1999 Semi-Annual Report     65

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
2     AGREEMENTS - CONTINUED
-------------------------------------------------------------------------------

at its own expense, for providing or procuring administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, printing and mailing to shareholders of prospectuses and other required communication and certain other administrative services. BBOI has delegated the administration of the Fund to Berger. For such services, BBOI has agreed to compensate Berger with a sub-administration fee equal to 0.25% per annum of the Fund's average daily net assets. Berger has voluntarily waived such fee for the fiscal six months ended March 31, 1999.

The Funds have adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plans"). The BSCV Plan, which became effective February 14, 1997, applies only to the BSCV; Inv. The Plans provide for the payment to Berger of a 12b-1 fee of .25% per annum of each Fund's average daily net assets (or the net assets of a particular class of shares, where applicable) to finance activities primarily intended to result in the sale of Fund shares. The Plans provide that such payments will be made to Berger as compensation rather than as reimbursements for actual expenses incurred to promote the sale of shares of the Funds.

The BNG, BSEL, BSCG, BSCV, BMCG, BMCV, 100, BG&I and BBAL have each entered into an administrative services agreement with Berger. The administrative services agreement provides for an annual fee of .01% of the average daily net assets of each Fund, computed daily and payable monthly. The Funds have also entered into recordkeeping and pricing agreements with Investors Fiduciary Trust Company ("IFTC"), which also serves as the Funds' custodian and transfer agent. The recordkeeping and pricing agreement provides for the monthly payment of a base fee plus a fee computed as a percentage of average daily net assets on a total relationship basis with other Berger Funds. IFTC's fees for custody, recordkeeping and pricing or transfer agency services are subject to reduction by credits earned by each Fund, based on the cash balances of each Fund held by IFTC as custodian or by credits received from directed brokerage transactions.

DST Systems, Inc. ("DST"), an affiliate of Berger through a degree of common ownership, provides shareholder accounting services to the Funds as a sub-transfer agent. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. The Funds receive an amount equal to the brokerage commissions paid to DST Securities, Inc. as credits against transfer agent fees and expenses. For the six months ended March 31, 1999, the following credits were earned:


Fund                                        Credits
----------------------------------------------------
BNG                                          $3,808
----------------------------------------------------
BSEL                                          1,720
----------------------------------------------------
BSCG                                         10,878
----------------------------------------------------
BSCV                                          4,391
----------------------------------------------------
BMCG                                            381
----------------------------------------------------
BMCV                                            844
----------------------------------------------------
100                                          17,816
----------------------------------------------------
BBIF                                             NA
----------------------------------------------------
BG&I                                          8,024
----------------------------------------------------
BBAL                                            917
----------------------------------------------------

Certain officers and directors of Berger and BBOI are also officers and/or directors/trustees of the Funds. Directors/trustees who are not affiliated with Berger or BBOI are compensated for their services according to a fee schedule which includes an annual fee component and a per meeting fee component. Such directors/trustees fees and expenses totaled $141,216 for the periods ended March 31, 1999.

The Funds adopted a director/trustee fee deferral plan (the "Plan") which allows the directors/trustees to defer the receipt of all or a portion of the fees payable on or after January 16, 1996. The deferred fees remain in the Funds and are invested in various Berger funds until distribution in accordance with the Plan.


           66     Semi-Annual Report March 31, 1999     Berger Funds

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
3    INVESTMENT TRANSACTIONS
-------------------------------------------------------------------------------

PURCHASES AND SALES
Purchases and sales of investment securities (excluding short term securities) during the fiscal year or periods ended March 31, 1999, were as follows:


Fund                      Purchases           Sales
------------------------------------------------------
BNG                  $  124,340,320    $ 126,292,916
------------------------------------------------------
BSEL                    367,069,717       325,858,972
------------------------------------------------------
BSCG                    364,918,404       465,569,397
------------------------------------------------------
BSCV                    264,623,100       139,238,837
------------------------------------------------------
BMCG                      9,203,326         6,904,167
------------------------------------------------------
BMCV                     19,291,861        15,766,145
------------------------------------------------------
100                   2,082,539,315     2,379,524,640
------------------------------------------------------
BBIF(1)                          NA                NA
------------------------------------------------------
BG&I                    387,397,174       377,035,353
------------------------------------------------------
BBAL                    137,704,973        91,628,148
------------------------------------------------------

1. See the Portfolio's Notes to Financial Statements for information regarding purchases and sales of investment securities.

BBAL had purchases of $19,154,688 and sales of $5,687,698 of long-term government securities during the period ended March 31, 1999. No other Funds purchased long-term government securities.

UNREALIZED APPRECIATION, UNREALIZED DEPRECIATION AND FEDERAL TAX COST OF SECURITIES
At March 31, 1999, the federal tax cost of securities and the composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) for securities was as follows:


                                  Gross         Gross             Net
            Federal Tax      Unrealized    Unrealized    Appreciation
Fund               Cost    Appreciation  Depreciation  (Depreciation)
----------------------------------------------------------------------
BNG        $121,974,978   $  48,521,394 $ (8,706,227)   $  39,815,167
----------------------------------------------------------------------
BSEL        112,664,216       7,099,114   (1,487,631)       5,611,483
----------------------------------------------------------------------
BSCG        499,337,214     141,240,143  (39,779,663)     101,460,480
----------------------------------------------------------------------
BSCV        365,925,883      20,029,234  (43,428,301)     (23,399,067)
----------------------------------------------------------------------
BMCG          8,022,086       1,864,687     (266,477)       1,598,210
----------------------------------------------------------------------
BMCV         20,476,573       2,521,719   (1,130,761)       1,390,958
----------------------------------------------------------------------
100       1,352,402,253     198,343,682  (18,899,967)     179,443,715
----------------------------------------------------------------------
BBIF(1)              NA              NA           NA               NA
----------------------------------------------------------------------
BG&I        289,968,085      99,606,818   (1,921,803)      97,685,015
----------------------------------------------------------------------
BBAL         96,004,584       5,675,876     (975,916)       4,699,960
----------------------------------------------------------------------

1. See the Portfolio's Notes to Financial Statements for federal tax cost of securities and the composition of net unrealized appreciation or depreciation of securities.

FUTURES CONTRACTS
Each Fund may enter futures contracts for hedging purposes. Upon entering a contract, a Fund deposits and maintains as collateral such initial margin as may be required by the exchanges on which the transaction is affected. Pursuant to the contracts, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by a Fund as variation margin receivable or payable on futures contracts. During the period the futures contracts are open, changes in the value of the contracts are recognized on a daily basis to reflect the market value of the contracts at the end of each day's trading and are recorded as realized or unrealized gain or loss, as appropriate. A Fund's use of futures contracts may subject it to certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying a futures contract and the asset being hedged or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold. Realized gains or losses on these contracts are a separate component of Net Realized Gain (Loss) on Investments and Foreign Currency Transactions in the Statement of Operations.

FORWARD CONTRACTS AND OPTIONS
Each Fund may hold certain types of forward contracts and/or options for the purpose of hedging each portfolio against exposure to market value fluctuations. The use of such instruments may involve certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of such instruments and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for the instrument. Realized gains or losses on these securities are included in Net Realized Gain (Loss) on Investments and Foreign Currency Transactions in the Statement of Operations.

REPURCHASE AGREEMENTS
Repurchase agreements held by a Fund are fully collateralized by U.S. Treasury securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

CONCENTRATION OF CREDIT RISK
The Funds may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange


           Berger Funds     March 31, 1999 Semi-Annual Report     67

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
3    INVESTMENT TRANSACTIONS - CONTINUED
-------------------------------------------------------------------------------

restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

FEDERAL INCOME TAXES
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The Funds distribute net realized capital gains, if any, to their shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in-capital.

-------------------------------------------------------------------------------
4   LINE OF CREDIT
-------------------------------------------------------------------------------

BNG, BSEL, BSCG, BSCV, BMCG, 100, BG&I, BBAL and the Portfolio are party to an ongoing agreement with certain banks that allows the Funds, collectively, to borrow up to $150 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific Fund or Portfolio executing the borrowing at the Federal Funds Rate plus 45 basis points. In addition, the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. At March 31, 1999, the outstanding line of credit balance was $0.


           68     Semi-Annual Report March 31, 1999     Berger Funds

BERGER/BIAM INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (96.75%)                                                                                       MARCH 31, 1999
--------------------------------------------------------------------------------------------------------------------------
COUNTRY/ SHARES/                                                                                                    MARKET
PAR VALUE                 COMPANY                                  INDUSTRY                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
AUSTRALIA (5.15%)
       1,800              Brambles Industries                      Business & Industrial Services              $    45,928
--------------------------------------------------------------------------------------------------------------------------
     206,400              National Australia Bank Ltd.             Commercial Banks & Other Banks                3,764,149
--------------------------------------------------------------------------------------------------------------------------
     486,306              News Corp., Ltd.                         Media                                         3,613,161
--------------------------------------------------------------------------------------------------------------------------
     419,245              Telstra Corp., Ltd.                      Utilities                                     2,203,015
--------------------------------------------------------------------------------------------------------------------------
     185,970              Westpac Banking Corp., Ltd.              Commercial Banks & Other Banks                1,361,360
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                10,987,613
--------------------------------------------------------------------------------------------------------------------------

DENMARK (0.49%)
      10,600              Tele Danmark A.S.                        Utilities                                     1,048,576
--------------------------------------------------------------------------------------------------------------------------

FRANCE (8.16%)
      18,626              Alcatel Alsthom+                         Computer/Commercial/Office Equipment          2,140,874
--------------------------------------------------------------------------------------------------------------------------
      33,002              AXA-UAP                                  Insurance - Multi/Property/Casualty           4,373,817
--------------------------------------------------------------------------------------------------------------------------
      30,575              Michelin Class B                         Automobile Components                         1,371,069
--------------------------------------------------------------------------------------------------------------------------
      31,582              Total S.A. Class B                       Oil                                           3,889,084
--------------------------------------------------------------------------------------------------------------------------
      22,901              Vivendi                                  Diversified Holding Companies                 5,632,754
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                17,407,598
--------------------------------------------------------------------------------------------------------------------------

GERMANY (8.83%)
       2,808              Bayerische Motoren Werke (BMW) A.G.      Automobiles                                   1,839,534
-------------------------------------------------------------------------------------------------------------------------
         402              Bayerische Motoren Werke (BMW) A.G.(1)   Automobiles                                     256,410
--------------------------------------------------------------------------------------------------------------------------
      31,940              Bayerische Vereinsbank A.G.              Commercial Banks & Other Banks                1,909,706
--------------------------------------------------------------------------------------------------------------------------
      61,210              Hoechst A.G.                             Chemicals                                     2,652,344
--------------------------------------------------------------------------------------------------------------------------
      67,600              Mannesmann A.G.                          Machinery & Engineering Services              8,630,848
--------------------------------------------------------------------------------------------------------------------------
      44,851              Veba A.G.                                Diversified Industrials                       2,357,345
--------------------------------------------------------------------------------------------------------------------------
       2,177              Viag A.G.                                Utilities                                     1,200,373
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                18,846,560
--------------------------------------------------------------------------------------------------------------------------

ITALY (3.42%)
     155,256              ENI S.p.A.                               Oil                                             988,604
--------------------------------------------------------------------------------------------------------------------------
     594,757              Telecom Italia S.p.A.                    Utilities                                     6,316,212
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,304,816
--------------------------------------------------------------------------------------------------------------------------

JAPAN (15.11%)
     186,000              Canon, Inc.+                             Computer/Commercial/Office Equipment          4,590,658
--------------------------------------------------------------------------------------------------------------------------
      46,000              Fuji Photo Film+                         Photo Equipment & Supplies                    1,735,922
--------------------------------------------------------------------------------------------------------------------------
      55,000              Honda Motor Co., Ltd.+                   Automobiles                                   2,478,625
--------------------------------------------------------------------------------------------------------------------------
     117,000              Kao Corp.+                               Food & Grocery Products                       2,577,222
--------------------------------------------------------------------------------------------------------------------------
       6,500              Keyence Corp.+                           Electronics & Instruments                       969,127
--------------------------------------------------------------------------------------------------------------------------
      48,000              Murata Manufacturing Co., Ltd.+          Electronics & Instruments                     2,547,277
--------------------------------------------------------------------------------------------------------------------------
          73              NTT Mobile Communication Network, Inc.+  Utilities                                     3,597,270
--------------------------------------------------------------------------------------------------------------------------
      14,000              Rohm Co., Ltd.+                          Electronics & Instruments                     1,668,702
--------------------------------------------------------------------------------------------------------------------------
      88,000              Shiseido Co., Ltd.+                      Health & Personal Care                        1,215,684
--------------------------------------------------------------------------------------------------------------------------
      54,400              Sony Corp.+                              Household Durables & Appliances               5,017,731
--------------------------------------------------------------------------------------------------------------------------
     151,000              Takeda Chemical Industries               Health & Personal Care                        5,838,268
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                32,236,486
--------------------------------------------------------------------------------------------------------------------------

MALAYSIA (0.10%)
     103,000              Hume Industries - Malaysia Bhd           Construction & Building Materials                60,716
--------------------------------------------------------------------------------------------------------------------------
     219,400              Sime Darby Bhd                           Diversified Holding Companies                   159,817
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   220,533
--------------------------------------------------------------------------------------------------------------------------
NETHERLANDS (9.01%)
      88,530              ABN Amro Holdings N.V.                   Commercial Banks & Other Banks                1,844,037
--------------------------------------------------------------------------------------------------------------------------
      71,000              Elsevier N.V.                            Media                                         1,057,449
--------------------------------------------------------------------------------------------------------------------------
     128,617              ING Groep N.V.                           Insurance - Multi/Property/Casualty           7,086,245
--------------------------------------------------------------------------------------------------------------------------
      73,320              Koninklijke Ahold N.V.                   Retail Trade                                  2,809,136
--------------------------------------------------------------------------------------------------------------------------


           Berger Funds     Semi-Annual Report March 31, 1999     69

BERGER/BIAM INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (96.75%) - CONTINUED                                                                           MARCH 31, 1999
--------------------------------------------------------------------------------------------------------------------------
COUNTRY/ SHARES/                                                                                                    MARKET
PAR VALUE                 COMPANY                                  INDUSTRY                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
NETHERLANDS - CONTINUED
      60,015              Koninklijke KPN N.V.                     Utilities                                   $ 2,386,818
--------------------------------------------------------------------------------------------------------------------------
      42,540              Royal Dutch Petroleum Co.                Oil                                           2,261,131
--------------------------------------------------------------------------------------------------------------------------
      58,840              TNT Post Group N.V.                      Utilities                                     1,771,735
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                19,216,551
--------------------------------------------------------------------------------------------------------------------------

NEW ZEALAND (0.15%)
      66,472              Telecom Corp. of New Zealand             Utilities                                       324,966
--------------------------------------------------------------------------------------------------------------------------

PORTUGAL (0.35%)
      37,950              Electricidade de Portugal S.A.           Utilities                                       748,703
--------------------------------------------------------------------------------------------------------------------------

SINGAPORE (1.39%)
     250,435              Development Bank of Singapore, Ltd.      Commercial Banks & Other Banks                1,899,651
--------------------------------------------------------------------------------------------------------------------------
      96,000              Singapore Press Holdings, Ltd.           Media                                         1,061,725
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,961,376
--------------------------------------------------------------------------------------------------------------------------

SPAIN (2.03%)
     123,311              Banco de Santander S.A.                  Commercial Banks & Other Banks                2,528,584
--------------------------------------------------------------------------------------------------------------------------
      42,258              Telefonica S.A.                          Utilities                                     1,791,896
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,320,480
--------------------------------------------------------------------------------------------------------------------------

SWEDEN (0.21%)
      18,800              Telefonaktiebolaget LM Ericsson          Utilities                                       456,460
--------------------------------------------------------------------------------------------------------------------------

SWITZERLAND (11.33%)
       1,793              Alusuisse Lonza Group A.G.               Fabricated Metal Products                     1,971,900
--------------------------------------------------------------------------------------------------------------------------
       2,544              Nestle S.A.+                             Food & Grocery Products                       4,621,236
--------------------------------------------------------------------------------------------------------------------------
       2,815              Novartis A.G.                            Health & Personal Care                        4,565,841
--------------------------------------------------------------------------------------------------------------------------
         346              Roche Holding A.G.                       Health & Personal Care                        4,218,942
--------------------------------------------------------------------------------------------------------------------------
       2,237              Schweizerische Rueckversicherungs        Insurance - Multi/Property/Casualty           4,949,115
--------------------------------------------------------------------------------------------------------------------------
      12,207              Union Bank of Switzerland A.G.           Commercial Banks & Other Banks                3,834,530
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                24,161,564
--------------------------------------------------------------------------------------------------------------------------

THAILAND (0.35%)
     359,800              Bangkok Bank PLC                         Commercial Banks & Other Banks                  737,118
--------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (30.67%)
     290,920              Allied Zurich AG                         Insurance Life & Agents/Brokers               3,915,841
--------------------------------------------------------------------------------------------------------------------------
     171,550              Barclays Bank PLC                        Commercial Banks & Other Banks                4,925,152
--------------------------------------------------------------------------------------------------------------------------
     290,920              British American Tobacco PLC             Beverage Industry/Tobacco Manufacturing       2,419,849
--------------------------------------------------------------------------------------------------------------------------
     460,564              BTR Siebe PLC                            Machinery & Engineering Services              2,028,687
--------------------------------------------------------------------------------------------------------------------------
     272,430              Cable & Wireless PLC                     Utilities                                     3,399,076
--------------------------------------------------------------------------------------------------------------------------
     151,900              Cadbury Schweppes PLC                    Beverage Industry/Tobacco Manufacturing       2,201,316
--------------------------------------------------------------------------------------------------------------------------
     311,650              Diageo Ordinary PLC                      Beverage Industry/Tobacco Manufacturing       3,496,563
--------------------------------------------------------------------------------------------------------------------------
     170,850              Glaxo Welcome PLC                        Health & Personal Care                        5,709,253
--------------------------------------------------------------------------------------------------------------------------
     211,550              Granada Group PLC                        Entertainment/Leisure/Toys                    4,279,783
--------------------------------------------------------------------------------------------------------------------------
     191,411              Kingfisher PLC                           Retail Trade                                  2,409,810
--------------------------------------------------------------------------------------------------------------------------
     353,800              Ladbroke Group PLC                       Entertainment/Leisure/Toys                    1,615,447
--------------------------------------------------------------------------------------------------------------------------
     351,960              Lloyds TSB Group PLC                     Commercial Banks & Other Banks                5,316,158
--------------------------------------------------------------------------------------------------------------------------
      34,167              National Power PLC                       Utilities                                       262,718
--------------------------------------------------------------------------------------------------------------------------
      88,420              National Westminster Bank PLC            Commercial Banks & Other Banks                2,035,371
--------------------------------------------------------------------------------------------------------------------------
     324,340              Prudential Corp. PLC                     Insurance Life & Agents/Brokers               4,221,901
--------------------------------------------------------------------------------------------------------------------------
      31,530              Railtrack Group PLC                      Road & Rail                                     722,750
--------------------------------------------------------------------------------------------------------------------------
     271,450              Safeway PLC                              Retail Trade                                  1,060,031
--------------------------------------------------------------------------------------------------------------------------
     517,430              Shell Transport & Trading Co. PLC        Oil                                           3,476,099
--------------------------------------------------------------------------------------------------------------------------
     185,300              TI Group PLC                             Machinery & Engineering Services              1,203,028
--------------------------------------------------------------------------------------------------------------------------


           70     Semi-Annual Report March 31, 1999     Berger Fund

BERGER/BIAM INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (96.75%) - CONTINUED                                                                           MARCH 31, 1999
--------------------------------------------------------------------------------------------------------------------------
COUNTRY/ SHARES/                                                                                                    MARKET
PAR VALUE                 COMPANY                                  INDUSTRY                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM - CONTINUED
     354,700              Vodafone Group PLC                       Utilities                                   $ 6,581,146
--------------------------------------------------------------------------------------------------------------------------
      87,580              Zeneca Group PLC                         Health & Personal Care                        4,133,756
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                65,413,735
--------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $167,552,065)                                                                         206,393,135
--------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT (1.28%)
--------------------------------------------------------------------------------------------------------------------------
 $ 2,740,000              State Street Repurchase Agreement, 4.82%
                          dated March 31, 1999 to be repurchased at
                          $2,740,367 on April 1, 1999, collateralized
                          by U.S. Treasury Bond - October 31, 2000,
                          with a value of $2,799,274                                                             2,740,000
--------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreement (cost $2,740,000)                                                                     2,740,000
--------------------------------------------------------------------------------------------------------------------------

Total Investments (cost $170,292,065) (98.03%)                                                                 209,133,135
--------------------------------------------------------------------------------------------------------------------------
Other Assets less Liabilities (1.97%)                                                                            4,196,259
--------------------------------------------------------------------------------------------------------------------------
Net Assets (100.00%)                                                                                          $213,329,394
--------------------------------------------------------------------------------------------------------------------------

+   Security is designated as collateral for forward foreign currency contracts.
1.  Shares have reduced dividend rights of ordinary shares.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                                 Unrealized
                                    Contract          Maturity               Value on          Appreciation
                  Currency            Amount              Date         March 31, 1999         (Depreciation)
------------------------------------------------------------------------------------------------------------
Buy               Euro               130,000            4/1/99            $   140,303               $    904
------------------------------------------------------------------------------------------------------------
Sell              Japanese Yen   283,224,000           4/20/99              2,537,577                145,852
------------------------------------------------------------------------------------------------------------
Sell              Japanese Yen   290,343,000           4/20/99              2,595,755                143,914
------------------------------------------------------------------------------------------------------------
Sell              Japanese Yen   323,224,000           5/18/99              2,781,379                 42,582
------------------------------------------------------------------------------------------------------------
Sell              Japanese Yen   286,865,000           5/24/99              2,552,225                119,772
------------------------------------------------------------------------------------------------------------
Sell              Japanese Yen   231,039,000           5/28/99              1,924,443                (35,572)
------------------------------------------------------------------------------------------------------------
Sell              Japanese Yen   263,791,000            6/9/99              2,169,691                (71,677)
------------------------------------------------------------------------------------------------------------
Sell              Japanese Yen   499,957,000           6/15/99              4,188,437                (62,956)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Sell              Japanese Yen   329,360,000            7/2/99              2,781,287                (25,814)
------------------------------------------------------------------------------------------------------------
Sell              Swiss Franc      6,128,000           4/14/99              4,411,648                267,701
------------------------------------------------------------------------------------------------------------
                                                                          $26,082,745               $524,706
------------------------------------------------------------------------------------------------------------

See notes to financial statements.


           Berger Funds     Semi-Annual Report March 31, 1999     71

BERGER/BIAM INTERNATIONAL PORTFOLIO

-------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------------------
                                                                                               March 31, 1999
                                                                                                  (Unaudited)
-------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at cost                                                                             $170,292,065
-------------------------------------------------------------------------------------------------------------
Investments, at value                                                                            $209,133,135
-------------------------------------------------------------------------------------------------------------
Cash                                                                                                   15,033
-------------------------------------------------------------------------------------------------------------
Foreign cash (cost $2,459,453)                                                                      2,428,979
-------------------------------------------------------------------------------------------------------------
Receivables
  Investment securities sold                                                                        1,054,559
-------------------------------------------------------------------------------------------------------------
  Contributions                                                                                       101,136
-------------------------------------------------------------------------------------------------------------
  Dividends                                                                                           869,945
-------------------------------------------------------------------------------------------------------------
  Interest                                                                                                367
-------------------------------------------------------------------------------------------------------------
  Forward currency contracts                                                                          524,706
-------------------------------------------------------------------------------------------------------------
  Due from Management Company                                                                           2,865
-------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                 214,130,725
-------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables
  Investment securities purchased                                                                     186,443
-------------------------------------------------------------------------------------------------------------
  Withdrawals                                                                                         421,058
-------------------------------------------------------------------------------------------------------------
  Accrued investment advisory fees                                                                    162,091
-------------------------------------------------------------------------------------------------------------
  Accrued custodian fees                                                                                9,084
-------------------------------------------------------------------------------------------------------------
  Accrued audit fees                                                                                   22,655
-------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                801,331
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $213,329,394
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------------------------
                                                                                     For the Six Months Ended
                                                                                               March 31, 1999
                                                                                                  (Unaudited)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
-------------------------------------------------------------------------------------------------------------
  Dividends                                                                                       $ 1,235,313
-------------------------------------------------------------------------------------------------------------
  Interest                                                                                            120,754
-------------------------------------------------------------------------------------------------------------
  Foreign tax withheld                                                                               (137,853)
-------------------------------------------------------------------------------------------------------------
     Total Income                                                                                   1,218,214
-------------------------------------------------------------------------------------------------------------

EXPENSES
  Investment advisory fees                                                                            909,451
-------------------------------------------------------------------------------------------------------------
  Accounting fees                                                                                      22,796
-------------------------------------------------------------------------------------------------------------
  Custodian fees                                                                                       44,958
-------------------------------------------------------------------------------------------------------------
  Registration fees                                                                                     1,160
-------------------------------------------------------------------------------------------------------------
  Audit fees                                                                                           23,406
-------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                              944
-------------------------------------------------------------------------------------------------------------
  Trustees' fees and expenses                                                                           8,733
-------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                                               2,642
-------------------------------------------------------------------------------------------------------------
  Other expenses                                                                                        4,327
-------------------------------------------------------------------------------------------------------------
     Gross Expenses                                                                                 1,018,417
-------------------------------------------------------------------------------------------------------------
     Less fees waived by the Advisor                                                                   (4,399)
-------------------------------------------------------------------------------------------------------------
     Less earnings credits                                                                            (19,366)
-------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                     994,652
-------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                                                     223,562
-------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on securities and foreign currency transactions                           (6,736,877)
------------------------------------------------------------------------------------------------- -----------
Net change in unrealized appreciation (depreciation) on securities and foreign currency
 transactions                                                                                      48,005,403
-------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions           41,268,526
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   $41,492,088
-------------------------------------------------------------------------------------------------------------

See notes to financial statements.


           72     Semi-Annual Report March 31, 1999     Berger Fund

BERGER/BIAM INTERNATIONAL PORTFOLIO

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                                           Six Months Ended
                                                                             March 31, 1999            Year Ended
                                                                                (Unaudited)    September 30, 1998
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                                   $    223,562          $  5,874,066
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on securities and foreign currency transactions         (6,736,877)           (4,726,150)
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on securities and
 foreign currency transactions                                                   48,005,403           (15,953,893)
-----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations                  41,492,088           (14,805,977)
-----------------------------------------------------------------------------------------------------------------

FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                                                    41,101,022           103,931,701
-----------------------------------------------------------------------------------------------------------------
Withdrawals                                                                     (46,859,516)           33,746,924)
-----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets From Investors' Transactions               (5,758,494)           70,184,777
-----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                            35,733,594            55,378,800
-----------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                             177,595,800           122,217,000
-----------------------------------------------------------------------------------------------------------------
End of period                                                                  $213,329,394          $177,595,800
-----------------------------------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                                        $177,141,295          $182,899,789
-----------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                                        8,887,339             8,663,777
-----------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investments                         (11,463,310)           (4,726,433)
-----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of securities and foreign
  currency transactions                                                          38,764,070            (9,241,333)
------------------------------------------------------------------------------------------------------------------
  Total                                                                        $213,329,394          $177,595,800
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (in thousands)                                          $ 213,329          $    177,596
-----------------------------------------------------------------------------------------------------------------
Net expense ratio to average net assets(2)                                             1.00%(1)              1.00%
-----------------------------------------------------------------------------------------------------------------
Ratio of net income (loss) to average net assets                                       0.22%(1)              3.45%
-----------------------------------------------------------------------------------------------------------------
Gross expense ratio to average net assets                                              1.01%(1)              1.04%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(3)                                                                7%                   17%
-----------------------------------------------------------------------------------------------------------------

   1.  Annualized.
   2. Net expenses represent gross expenses reduced by fees waived by the Advisor.
   3.  Not annualized for periods of less than one full year.

See notes to financial statements.


           Berger Funds     Semi-Annual Report March 31, 1999     73

BERGER/BIAM INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

ORGANIZATION
The Berger/BIAM International Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio is a series of the Berger/BIAM Worldwide Portfolios Trust (the "Trust"), which was organized as a Delaware business trust on May 31, 1996. All costs in organizing the Trust were borne by BBOI Worldwide LLC ("BBOI"), the investment advisor of the Portfolio. The Portfolio commenced investment operations on October 11, 1996, ("Commencement of Investment Operations") with the sale of 448,161 shares of beneficial interest to the International Equity Fund, formerly known as the Berger/BIAM International Institutional Fund, in exchange for portfolio assets with an aggregate value of $4,481,609, which were transferred from the Pooled Trust of Citizens Bank of New Hampshire ("Citizens NH") to the International Equity Fund and, in turn, transferred to the Portfolio. Such transaction was a tax-free exchange. Citizens NH was an affiliate of Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), which was the investment sub-advisor to the Pooled Trust and is the investment sub-advisor to the Portfolio. Citizens NH sold their 23.5% interest on September 4, 1998. Currently there are three investors in the Portfolio, the Berger/BIAM International Fund, the International Equity Fund and the Berger/BIAM International CORE Fund.

The investment objective of the Portfolio is long-term capital appreciation. The Portfolio invests primarily in common stocks of well-established companies located outside the United States.

The Portfolio is advised by BBOI, which has delegated daily investment management of the Portfolio to BIAM. Berger Associates, Inc. ("Berger") and BIAM each own 50% of BBOI.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION
The Portfolio's securities and other assets are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Standard Time) each day the Exchange is open. The Portfolio's securities and other assets are valued as follows: securities listed or traded primarily on foreign exchanges, national exchanges and the NASDAQ Stock market are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees of the Portfolio.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares in the Portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

FOREIGN CURRENCY TRANSLATION
Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

FEDERAL INCOME TAXES
The Portfolio is considered a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Sub-Chapter M of the Internal Revenue Code.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on trade date. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities. Dividend income is recorded on the ex-dividend date, except if the ex-dividend date has passed, certain dividends from foreign securities are


           74     Semi-Annual Report March 31, 1999     Berger Funds

BERGER/BIAM INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------
1  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
--------------------------------------------------------------------------------

recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

FORWARD CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency exchange contracts for the purpose of hedging the Portfolio against exposure to market value fluctuations in foreign currencies. The use of such instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Forward currency contracts and foreign denominated assets may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted to the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Realized gains or losses on these securities are included in Net Realized Gain (Loss) on Investments and Foreign Currency Transactions in the Statement of Operations.

--------------------------------------------------------------------------------
2 AGREEMENTS
--------------------------------------------------------------------------------

BBOI renders investment advisory services to the Portfolio pursuant to an agreement that provides for an investment advisory fee to be paid to BBOI at the annual rate of .90% of the Portfolio's average daily net assets. BBOI has agreed to waive its advisory fee to the extent that the Portfolio's normal operating expenses in any fiscal year (including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. BBOI is also responsible for providing for or arranging for all managerial and administrative services necessary for the operations of the Portfolio. BBOI has delegated the daily investment management of the Portfolio to BIAM. For such services, BBOI pays BIAM a sub-advisory fee equal to .45% of the average daily net assets of the Portfolio. Such sub-advisory fee has been voluntarily waived by BIAM from the Commencement of Investment Operations through March 31, 1999, except for an amount payable on the Citizens NH converted assets (see note 1).

Investors Fiduciary Trust Company ("IFTC") has been appointed to provide record keeping and pricing services to the Portfolio, including calculating the net asset value of the Portfolio, and to perform certain accounting and record keeping functions required by the Portfolio. In addition, IFTC has been appointed to serve as the Portfolio's custodian and transfer agent. For custodian, record keeping and pricing services, the Portfolio pays a fee directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses. IFTC's fees for custody, record keeping and pricing, or transfer agency services are subject to reduction by credits earned by the Portfolio, based on the cash balances of the Portfolio held by IFTC as custodian or by credits received from directed brokerage transactions.

Certain officers and trustees of the Trust are officers and directors of Berger, BBOI or BIAM. Trustees who are not affiliated with Berger, BBOI or BIAM are compensated for their services according to a fee schedule, allocated among the Berger Funds (which consists of the New Generation Fund, Select Fund, Small Company Growth Fund, Small Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, One Hundred Fund, Growth & Income Fund and Balanced Fund) and the Portfolio, which includes an annual fee component and a per meeting component. The Portfolio's portion of the trustees' fees and expenses for the fiscal six months ended March 31, 1999, totaled $17,799.

The Portfolio adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of the Trustee fees payable on or after January 16, 1996. The deferred fees remain in the Funds and are invested in various Berger funds until distribution in accordance with the Plan.


           Berger Funds     March 31, 1999 Semi-Annual Report     75

BERGER/BIAM INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------
3 INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

PURCHASES AND SALES
Purchases and sales of investment securities (excluding short-term securities) during the six months ended March 31, 1999 were as follows:

             Purchase of                            Sales of
    Investment Securities               Investment Securities
----------------------------------------------------------------
             $14,620,069                          $19,393,592
----------------------------------------------------------------

There were no purchases or sales of long-term U.S. Government securities during the six months ended March 31, 1999.

UNREALIZED APPRECIATION, UNREALIZED DEPRECIATION AND FEDERAL
TAX COST OF SECURITIES
At March 31, 1999, the federal tax cost of securities and the composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) for securities held was as follows:

                     Gross Unrealized     Gross Unrealized
Federal Tax Cost         Appreciation         Depreciation           Net
-------------------------------------------------------------------------------
$170,338,191              $47,882,631         $(9,087,687)    $38,794,944
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
Repurchase agreements held by the Fund are fully collateralized by U.S. Treasury securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

--------------------------------------------------------------------------------
4 LINE OF CREDIT
--------------------------------------------------------------------------------

The Portfolio, along with the Berger New Generation Fund, Berger Select Fund, Berger Small Company Growth Fund, Berger Small Cap Value Fund, Berger Mid Cap Growth Fund, Berger One Hundred Fund, Berger Growth and Income Fund, and Berger Balanced Fund (the "Funds"), are party to an ongoing agreement with certain banks that allows the Funds and the Portfolio, collectively, to borrow up to $150 million, subject to certain conditions, for temporary or emergency purposes. Interest on any borrowings, if any, is charged to the specific Fund or Portfolio executing the borrowing at the Federal Funds Rate plus 45 basis points. In addition, the unsecured line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. At March 31, 1999, the outstanding balance on the line of credit was $0.


           76     Semi-Annual Report March 31, 1999     Berger Funds

FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------
BERGER NEW GENERATION FUND
For a Share Outstanding Throughout the Periods Presented
----------------------------------------------------------------------------------------------------------------

                                                   Six Months Ended          Years Ended September 30,
                                                     March 31, 1999    -----------------------------------------
                                                        (Unaudited)      1998           1997            1996(1)
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    12.66     $   14.72      $   11.82        $   10.00
----------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                           (0.10)           --          (0.13)            0.56
----------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (losses) from
      investments and foreign currency transactions        6.16         (2.06)          3.64             1.26
----------------------------------------------------------------------------------------------------------------
Total from investment operations                           6.06         (2.06)          3.51             1.82
----------------------------------------------------------------------------------------------------------------
Less dividends and distributions
----------------------------------------------------------------------------------------------------------------
   Dividends (from net investment income)                    --            --          (0.61)              --
----------------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                     (0.50)           --             --               --
----------------------------------------------------------------------------------------------------------------
Total dividends and distributions                         (0.50)           --          (0.61)              --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    18.22     $   12.66      $   14.72        $   11.82
----------------------------------------------------------------------------------------------------------------
Total Return(2)                                           49.05%       (13.99%)        31.53%           18.20%
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)          $  160,372     $ 113,693      $ 190,164        $ 116,912
----------------------------------------------------------------------------------------------------------------
   Net expense ratio to average net assets(3)              1.72%(4)      1.72%          1.89%            1.90%(4)
----------------------------------------------------------------------------------------------------------------
   Ratio of net income (loss) to average net assets      (1.33%)(4)     (1.37%)        (1.51%)          12.35%(4)
----------------------------------------------------------------------------------------------------------------
   Gross expense ratio to average net assets              1.72%(4)       1.72%          1.89%            2.09%(4)
----------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate(2)                               95%           243%           184%             474%(5)
----------------------------------------------------------------------------------------------------------------

1. Period from March 29, 1996 (commencement of investment operations) to September 30, 1996.
2. Not annualized for periods of less than one full year.
3. Net expenses represent gross expenses reduced by fees waived by the Advisor.
4. Annualized.
5. Portfolio turnover was greater than anticipated during this period as a result of portfolio transactions undertaken in response to volatile markets and the short tax year for its initial period of operations.

----------------------------------------------------------------------------------------------------------------
BERGER SELECT FUND
For a Share Outstanding Throughout the Periods Presented

----------------------------------------------------------------------------------------------------------------
                                                         Six Months Ended                  Period from
                                                           March 31, 1999         December 31, 1997(1)
                                                              (Unaudited)        to September 30, 1998
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   13.26                   $   10.00
-------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income (loss)                                      0.02                        0.07
-------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses) from
  investments and foreign currency transactions                     5.07                        3.19
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                    5.09                        3.26
-------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)                           (0.06)                         --
-------------------------------------------------------------------------------------------------------------
  Distributions (from capital gains)                               (0.84)                         --
-------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                  (0.90)                         --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $   17.45                   $   13.26
-------------------------------------------------------------------------------------------------------------
Total Return(2)                                                    39.33%                      32.60%
-------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)                    $ 116,620                   $  41,571
-------------------------------------------------------------------------------------------------------------
   Ratio of net income (loss) to average net assets                 0.71%(3)                    1.13%(3)
-------------------------------------------------------------------------------------------------------------
   Gross expense ratio to average net assets                        1.30%(3)                    1.48%(3)
-------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate(2)                                        498%                       1486%(4)
-------------------------------------------------------------------------------------------------------------

1. Commencement of investment operations.
2. Not annualized for periods of less than one full year.
3. Annualized.
4. Portfolio turnover was greater than expected during this period due to active trading undertaken in reponse to market conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.

See notes to financial statements.


           Berger Funds     March 31, 1999 Semi-Annual Report     77

FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------
BERGER SMALL COMPANY GROWTH FUND
For a Share Outstanding Throughout the Periods Presented
----------------------------------------------------------------------------------------------------------------------------

                                              Six Months Ended                 Years Ended September 30,
                                                March 31, 1999    --------------------------------------------------------
                                                   (Unaudited)      1998         1997        1996      1995       1994(1)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   3.61      $   5.33      $   4.74   $   3.61  $   2.74   $   2.50
--------------------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                        (0.02)           --         (0.05)     (0.03)    (0.02)        --
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (losses) from
     investments and foreign currency transactions      0.88         (1.24)         0.84       1.16      0.89       0.24
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        0.86         (1.24)         0.79       1.13      0.87       0.24
--------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
   Dividends (from net investment income)                 --            --            --         --       --(2)       --
--------------------------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                  (0.70)        (0.48)        (0.20)        --       --          --
--------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                      (0.70)        (0.48)        (0.20)        --       --          --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   3.77      $   3.61      $   5.33   $   4.74  $   3.61   $   2.74
--------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                        26.27%       (24.70%)       17.68%     31.30%    31.90%      9.60%
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)         $590,456      $561,741      $902,685   $871,467  $522,667   $211,852
--------------------------------------------------------------------------------------------------------------------------
   Net expense ratio to average net assets(4)           1.69%(5)      1.48%         1.67%      1.68%     1.89%      2.10%(5)
--------------------------------------------------------------------------------------------------------------------------
   Ratio of net income (loss) to average net assets    (1.20%)(5)    (1.01%)       (1.09%)    (0.97%)   (0.74%)     0.32%(5)
--------------------------------------------------------------------------------------------------------------------------
   Gross expense ratio to average net assets            1.69%(5)      1.59%         1.67%      1.68%     1.89%      2.10%(5)
--------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate(3)                             66%           97%          111%        91%      109%       108%
--------------------------------------------------------------------------------------------------------------------------

1. For the period from December 30, 1993 (commencement of investment operations) to September 30, 1994.
2. Dividends from net investment income were less than $0.01 per share.
3. Not annualized for periods of less than one full year.
4. Net expenses represent gross expenses reduced by fees waived by the Advisor.
5. Annualized.

-----------------------------------------------------------------------------------------------------------------------
BERGER SMALL CAP VALUE - INVESTOR SHARES
For a Share Outstanding Throughout the Periods Presented
-----------------------------------------------------------------------------------------------------------------------
                                                        Six Months Ended                                  Period from
                                                          March 31, 1999          Year ended     February 14, 1997(1)
                                                             (Unaudited)  September 30, 1998    to September 30, 1997
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   17.58            $   22.28               $   17.24
-----------------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                                   (0.02)                0.42                    0.03
-----------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (losses) from
     investments and foreign currency transactions                 1.59                (2.58)                   5.01
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   1.57                (2.16)                   5.04
-----------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
   Dividends (from net investment income)                         (0.07)               (0.17)                     --
-----------------------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                             (0.81)               (2.37)                     --
-----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                 (0.88)               (2.54)                     --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   18.27            $   17.58               $   22.28
-----------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                    8.79%              (10.98%)                 29.23%
-----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)                   $ 159,584            $ 108,465               $  55,211
-----------------------------------------------------------------------------------------------------------------------
   Ratio of net income (loss) to average net assets                1.09%(3)             0.87%                   0.60%(3)
-----------------------------------------------------------------------------------------------------------------------
   Gross expense ratio to average net assets                       1.49%(3)             1.56%                   1.66%(3)
-----------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate(2)                                        54%                  69%                     81%
-----------------------------------------------------------------------------------------------------------------------

1. Commencement of investment operations.
2. Not annualized for periods of less than one full year.
3. Annualized.

See notes to financial statements.


           78     Semi-Annual Report March 31, 1999     Berger Funds

FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------
BERGER SMALL CAP VALUE - INSTITUTIONAL SHARES
For a Share Outstanding Throughout the Periods Presented
-------------------------------------------------------------------------------------------------------------------
                                                    Six Months Ended
                                                      March 31, 1999            Year ended   Nine Months Ended
                                                         (Unaudited)    September 30, 1998  September 30, 1997
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  17.63              $  22.33            $  16.48
-------------------------------------------------------------------------------------------------------------------
From investment operations
    Net investment income (loss)                                0.04                  0.45                0.07
-------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gains (losses) from
      investments and foreign currency transactions             1.57                 (2.55)               5.78
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                1.61                 (2.10)               5.85
-------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
    Dividends (from net investment income)                     (0.14)                (0.23)                 --
-------------------------------------------------------------------------------------------------------------------
    Distributions (from capital gains)                         (0.81)                (2.37)                 --
-------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                              (0.95)                (2.60)                 --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  18.29              $  17.63            $  22.33
-------------------------------------------------------------------------------------------------------------------
Total Return(1)                                                 9.03%               (10.65%)             33.50%
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)                $182,890               $92,787            $ 58,450
-------------------------------------------------------------------------------------------------------------------
    Ratio of net income (loss) to average net assets            1.37%(2)              1.26%               0.63%(2)
-------------------------------------------------------------------------------------------------------------------
    Gross expense ratio to average net assets                   1.10%(2)              1.19%               1.34%(2)
-------------------------------------------------------------------------------------------------------------------
    Portfolio turnover rate(1)                                    54%                   69%                 81%
-------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                                                             Years Ended December 31,
                                                            -------------------------
                                                         1996        1995        1994
---------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  14.57    $  12.75    $  13.99
---------------------------------------------------------------------------------------
From investment operations
    Net investment income (loss)                         0.12        0.09       (0.01)
---------------------------------------------------------------------------------------
    Net realized and unrealized gains (losses) from
      investments and foreign currency transactions      3.62        3.23        0.91
---------------------------------------------------------------------------------------
Total from investment operations                         3.74        3.32        0.90
---------------------------------------------------------------------------------------
Less dividends and distributions
    Dividends (from net investment income)              (0.11)      (0.09)         --
---------------------------------------------------------------------------------------
    Distributions (from capital gains)                  (1.72)      (1.41)      (2.14)
---------------------------------------------------------------------------------------
Total dividends and distributions                       (1.83)      (1.50)      (2.14)
---------------------------------------------------------------------------------------
Net asset value, end of period                       $  16.48    $  14.57    $  12.75
---------------------------------------------------------------------------------------
Total Return(1)                                         25.58%      26.07%       6.74%
---------------------------------------------------------------------------------------
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)         $ 36,041    $ 31,833    $ 18,270
---------------------------------------------------------------------------------------
    Ratio of net income (loss) to average net assets     0.69%       0.64%      (0.04%)
---------------------------------------------------------------------------------------
    Gross expense ratio to average net assets            1.48%       1.64%       1.43%
---------------------------------------------------------------------------------------
    Portfolio turnover rate(1)                             69%         90%        125%
---------------------------------------------------------------------------------------

1. Not annualized for periods of less than one full year.
2. Annualized.

---------------------------------------------------------------------------------------------------------------------------
BERGER MID CAP GROWTH FUND
For a Share Outstanding Throughout the Periods Presented
---------------------------------------------------------------------------------------------------------------------------
                                                                          Six Months Ended                Period from
                                                                            March 31, 1999    December 31, 1997(1) to
                                                                               (Unaudited)         September 30, 1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $10.93                     $10.00
---------------------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                                                      (0.08)                        --
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (losses) from
     investments and foreign currency transactions                                    6.31                       0.93
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      6.23                       0.93
---------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
   Dividends (from net investment income)                                               --                        --
---------------------------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                                                (0.21)                       --
---------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                    (0.21)                       --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $16.95                     $10.93
---------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                                      57.50%                      9.30%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)                                         $9,318                     $4,283
---------------------------------------------------------------------------------------------------------------------------
   Net expense ratio to average net assets(3)                                         2.00%(4)                   2.00%(4)
---------------------------------------------------------------------------------------------------------------------------
   Ratio of net income (loss) to average net assets                                  (1.39%)(4)                 (0.82%)(4)
---------------------------------------------------------------------------------------------------------------------------
   Gross expense ratio to average net assets                                          2.16%(4)                   2.46%(4)
---------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate(2)                                                          112%                       262%
---------------------------------------------------------------------------------------------------------------------------

1. Commencement of investment operations.
2. Not annualized for periods of less than one full year.
3. Net expenses represent gross expenses reduced by fees waived by the Advisor.
4. Annualized.

See notes to financial statements.


           Berger Funds     March 31, 1999 Semi-Annual Report     79

FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------------
BERGER MID CAP VALUE FUND
For a Share Outstanding Throughout the Periods Presented
-------------------------------------------------------------------------------------------------------------------------
                                                                          Six months ended              Period from
                                                                            March 31, 1999       August 12, 1998(1)
                                                                               (Unaudited)    to September 30, 1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               $  9.33                  $ 10.00
-------------------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                                                       0.03                     0.03
-------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (losses) from
     investments and foreign currency transactions                                    1.86                    (0.70)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      1.89                    (0.67)
-------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
-------------------------------------------------------------------------------------------------------------------------
   Dividends (from net investment income)                                            (0.06)                      --
-------------------------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                                                   --                       --
-------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                    (0.06)                      --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $ 11.16                  $  9.33
-------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                                      20.24%                   (6.70%)
-------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)                                        $21,689                  $19,710
-------------------------------------------------------------------------------------------------------------------------
   Ratio of net income (loss) to average net assets                                   0.72%(3)                 2.30%(3)
-------------------------------------------------------------------------------------------------------------------------
   Gross expense ratio to average net assets                                          1.63%(3)                 1.68%(3)
-------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate(2)                                                           80%                      25%
-------------------------------------------------------------------------------------------------------------------------

1. Commencement of investment operations.
2. Not anualized for periods of less than one full year.
3. Annualized.

-----------------------------------------------------------------------------------------------------------------
BERGER 100 FUND
For a Share Outstanding Throughout the Periods Presented
-----------------------------------------------------------------------------------------------------------------
                                                     Six Months Ended            Years Ended September 30,
                                                       March 31, 1999            ------------------------
                                                          (Unaudited)            1998      1997(1)      1996(1)
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    11.99      $    21.51   $    19.64   $    18.89
-----------------------------------------------------------------------------------------------------------------
From investment operations
    Net investment income (loss)                                (0.03)             --        (0.09)       (0.08)
-----------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gains (losses) from
      investments and foreign currency transactions              4.16           (2.57)        4.73         1.76
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                 4.13           (2.57)        4.64         1.68
-----------------------------------------------------------------------------------------------------------------
Less dividends and distributions
-----------------------------------------------------------------------------------------------------------------
    Dividends (from net investment income)                         --              --           --           --
-----------------------------------------------------------------------------------------------------------------
    Distributions (from capital gains)                          (0.98)          (6.95)       (2.77)       (0.93)
-----------------------------------------------------------------------------------------------------------------
Total dividends and distributions                               (0.98)          (6.95)       (2.77)       (0.93)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    15.14      $    11.99   $    21.51   $    19.64
-----------------------------------------------------------------------------------------------------------------
Total Return(4)                                                 35.21%         (16.08%)      26.50%        9.36%
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)               $1,456,450      $1,286,828   $1,889,048   $2,012,706
-----------------------------------------------------------------------------------------------------------------
    Net expense ratio to average net assets(3)                   1.41%(2)        1.38%        1.41%        1.42%
-----------------------------------------------------------------------------------------------------------------
    Ratio of net income (loss) to average net assets            (0.42%)(2)      (0.38%)      (0.40%)      (0.43%)
-----------------------------------------------------------------------------------------------------------------
    Gross expense ratio to average net assets                    1.41%(2)        1.38%        1.41%        1.42%
-----------------------------------------------------------------------------------------------------------------
    Portfolio turnover rate(4)                                    154%            280%         200%         122%
-----------------------------------------------------------------------------------------------------------------


                                                      Years Ended September 30,
                                                      ------------------------
                                                       1995(1)       1994(1)
-------------------------------------------------------------------------------
Net asset value, beginning of period                 $    15.96   $    16.54
-------------------------------------------------------------------------------
From investment operations
    Net investment income (loss)                          (0.04)       (0.12)
-------------------------------------------------------------------------------
    Net realized and unrealized gains (losses) from
      investments and foreign currency transactions        2.97        (0.46)
-------------------------------------------------------------------------------
Total from investment operations                           2.93        (0.58)
-------------------------------------------------------------------------------
Less dividends and distributions
    Dividends (from net investment income)                   --           --
-------------------------------------------------------------------------------
    Distributions (from capital gains)                       --           --
-------------------------------------------------------------------------------
Total dividends and distributions                            --           --
-------------------------------------------------------------------------------
Net asset value, end of period                       $    18.89   $    15.96
-------------------------------------------------------------------------------
Total Return(4)                                           18.36%       (3.51%)
-------------------------------------------------------------------------------
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)         $2,205,678   $2,228,743
-------------------------------------------------------------------------------
    Net expense ratio to average net assets(3)             1.49%        1.70%
-------------------------------------------------------------------------------
    Ratio of net income (loss) to average net assets      (0.28%)      (0.74%)
-------------------------------------------------------------------------------
    Gross expense ratio to average net assets              1.49%        1.95%
-------------------------------------------------------------------------------
    Portfolio turnover rate(4)                              114%          64%
-------------------------------------------------------------------------------

1. Per share calculations for the period were based on average shares outstanding.
2. Annualized.
3. Net expenses represent gross expenses reduced by fees waived by the Advisor.
4. Not annualized for periods of less than one full year.

See notes to financial statements.


           80     Semi-Annual Report March 31, 1999     Berger Funds

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
BERGER/BIAM INTERNATIONAL FUND
For a Share Outstanding Throughout the Periods Presented
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six months ended                                       Period from
                                                              March 31, 1999             Year ended    November 7, 1996 (1) to
                                                                 (Unaudited)     September 30, 1998         September 30, 1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 10.06                $ 11.46                    $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                                        (0.03)                  0.50(2)                    0.05
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (losses) from
     investments and foreign currency transactions                      2.34                  (1.46)(2)                   1.41
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        2.31                  (0.96)                      1.46
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
   Dividends (from net investment income)                              (0.47)                 (0.06)                        --
------------------------------------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                                  (0.02)                 (0.38)                        --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                      (0.49)                 (0.44)                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 11.88                $ 10.06                    $ 11.46
------------------------------------------------------------------------------------------------------------------------------------
Total Return (3)                                                       23.11%                 (8.46)%                    14.60%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)                          $19,525                $16,515                    $18,673
------------------------------------------------------------------------------------------------------------------------------------
   Net expense ratio to average net assets (4) (5)                      1.76%(6)               1.80%                      1.90%(6)
------------------------------------------------------------------------------------------------------------------------------------
   Ratio of net income (loss) to average net assets                    (0.50%)(6)              2.20%                      0.61%(6)
------------------------------------------------------------------------------------------------------------------------------------
   Gross expense ratio to average net assets (5)                        1.77%(6)               1.83%                      1.99%(6)
------------------------------------------------------------------------------------------------------------------------------------

1. Commencement of investment operations.
2. Restated.
3. Total return not annualized for periods of less than one full year.
4. Net expenses represent gross expenses reduced by fees waived by the Advisor.
5. Reflects the Fund's expenses plus the Fund's pro rata share of the Portfolio's expenses.
6. Annualized.

------------------------------------------------------------------------------------------------------------------------------------
BERGER GROWTH & INCOME FUND
For a Share Outstanding Throughout the Periods Presented
------------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months Ended                      Years Ended September 30,
                                                          March 31, 1999                      ------------------------
                                                             (Unaudited)         1998         1997       1996      1995       1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  13.60     $  16.72     $  14.06   $  12.89  $  11.48   $  11.27
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
    Net investment income (loss)                                      --         0.04         0.14       0.20      0.16       0.12
------------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gains (losses) from
      investments and foreign currency transactions                 4.19        (0.30)        4.28       1.17      1.43       0.21
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    4.19        (0.26)        4.42       1.37      1.59       0.33
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
    Dividends (from net investment income)                           --         (0.03)       (0.13)     (0.20)    (0.18)     (0.12)
------------------------------------------------------------------------------------------------------------------------------------
    Dividends (in excess of net investment income)                 (0.01)       (0.01)          --         --        --         --
------------------------------------------------------------------------------------------------------------------------------------
    Distributions (from capital gains)                             (2.80)       (2.82)       (1.63)        --        --         --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                  (2.81)       (2.86)       (1.76)     (0.20)    (0.18)     (0.12)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  14.98     $  13.60     $  16.72   $  14.06  $  12.89   $  11.48
------------------------------------------------------------------------------------------------------------------------------------
Total Return (1)                                                   35.59%       (1.60%)      34.56%     10.66%    14.05%      2.91%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)                    $383,885     $301,330     $357,023   $315,538  $354,396   $391,570
------------------------------------------------------------------------------------------------------------------------------------
    Net expense ratio to average net assets (2)                     1.43%(3)     1.44%        1.51%      1.56%     1.64%      1.81%
------------------------------------------------------------------------------------------------------------------------------------
    Ratio of net income (loss) to average net assets               (0.05%)(3)    0.25%        0.87%      1.39%     1.33%      1.19%
------------------------------------------------------------------------------------------------------------------------------------
    Gross expense ratio to average net assets                       1.43%(3)     1.44%        1.51%      1.56%     1.64%      2.06%
------------------------------------------------------------------------------------------------------------------------------------
    Portfolio turnover rate (1)                                      118%         417%(4)      173%       112%       85%        23%
------------------------------------------------------------------------------------------------------------------------------------

1. Not annualized for periods of less than one full year.
2. Net expenses represent gross expenses reduced by fees waived by the Advisor.
3. Annualized.
4. Portfolio turnover was greater than expected during this period due to higher than normal trading activity undertaken in response to market conditions that existed at that time.

See notes to financial statements.


           Berger Funds     Semi-Annual Report March 31, 1999     81

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
BERGER BALANCED FUND
For a Share Outstanding Throughout the Periods Presented
------------------------------------------------------------------------------------------------------------------------
                                                                      Six Months Ended
                                                                        March 31, 1999               Year Ended
                                                                           (Unaudited)    September 30, 1998(1)
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $ 13.28                  $ 10.00
------------------------------------------------------------------------------------------------------------------------
From investment operations
   Net investment income (loss)                                                   0.10                     0.22
------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (losses) from
     investments and foreign currency transactions                                3.33                     5.17
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  3.43                     5.39
------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
   Dividends (from net investment income)                                        (0.10)                   (0.21)
------------------------------------------------------------------------------------------------------------------------
   Distributions (from capital gains)                                            (1.35)                   (1.90)
------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                (1.45)                   (2.11)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $ 15.26                  $ 13.28
------------------------------------------------------------------------------------------------------------------------
Total Return (2)                                                                 27.01%                   56.77%
------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)                                    $87,784                  $30,721
------------------------------------------------------------------------------------------------------------------------
   Net expense ratio to average net assets (3)                                    1.34%(4)                 1.50%
------------------------------------------------------------------------------------------------------------------------
   Ratio of net income (loss) to average net assets                               1.75%(4)                 1.81%
------------------------------------------------------------------------------------------------------------------------
   Gross expense ratio to average net assets                                      1.34%(4)                 1.57%
------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate (2)                                                     185%                     658%(5)
------------------------------------------------------------------------------------------------------------------------

1. The Fund had no financial highlights for the one day of operations during the period ended September 30, 1997.
2. Not annualized for periods of less than one full year.
3. Net expenses represent gross expenses reduced by fees waived by the Advisor.
4. Annualized.
5. Portfolio turnover was greater than expected during the period due to higher than normal trading activity undertaken in response to market conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.

See notes to financial statements.


           82     Semi-Annual Report March 31, 1999     Berger Funds

       [LOGO]       Shareholders with questions should write
                    to: Berger Funds, c/o Berger Associates,         Bulk Rate
                    Inc., P.O. Box 5005, Denver, CO 80217, or       U.S. Postage
                    call (800) 551-5849.                                PAID
                    Visit our website at www.bergerfunds.com.       Berger Funds
    BERGER FUNDS
210 University Blvd
  Denver, CO 80206











                                                                         COMSAR